UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-7885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Master
        Extended Market Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 07/01/04 - 09/30/04

Item 1 - Schedule of Investments

Master Extended Market Index Series
Schedule of Investments                                       September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.6%              +  Aerosonic Corporation                                         200        $         878
                              +  Armor Holdings, Inc.                                        2,300               95,703
                                 Cubic Corporation                                           1,500               34,350
                              +  DRS Technologies, Inc.                                      1,781               66,681
                                 EDO Corporation                                             1,300               36,075
                              +  ESCO Technologies Inc.                                        900               60,984
                                 Engineered Support Systems, Inc.                            1,955               89,226
                              +  EnPro Industries, Inc.                                      1,000               24,140
                              +  Esterline Technologies Corporation                            500               15,295
                              +  GenCorp Inc.                                                2,700               36,585
                                 HEICO Corporation (Class A)                                 1,792               24,156
                              +  KVH Industries, Inc.                                        2,700               19,494
                                 Kaman Corp. (Class A)                                       1,500               17,910
                                 L-3 Communications Holdings, Inc.                           5,695              381,565
                              +  MTC Technologies, Inc.                                        400               11,052
                              +  Metrologic Instruments, Inc.                                1,300               20,605
                              +  SPACEHAB, Incorporated                                        500                1,250
                              +  SatCon Technology Corporation                                 700                1,323
                              +  Teledyne Technologies Incorporated                          1,900               47,576
                              +  TransTechnology Corporation                                   300                2,541
                              +  Trimble Navigation Limited                                  3,000               94,800
                              +  Veeco Instruments Inc.                                      2,100               44,037
                                                                                                          --------------
                                                                                                              1,126,226

Air Transport - 0.4%          +  AAR Corp.                                                   1,900               23,655
                              +  AMR Corporation(d)                                          9,900               72,567
                              +  ATA Holdings Corp.                                          1,500                3,630
                              +  AirTran Holdings, Inc.                                      3,500               34,860
                              +  Alaska Air Group, Inc.                                      1,500               37,170
                              +  America West Holdings Corporation (Class B)                 1,600                8,640
                              +  Aviall, Inc.                                                1,800               36,720
                              +  Aviation General, Incorporated                              1,200                   12
                              +  Continental Airlines, Inc. (Class B)                        3,970               33,824
                              +  EGL, Inc.                                                   2,895               87,603
                              +  ExpressJet Holdings, Inc.                                   1,600               16,016
                              +  FLYi Inc.                                                   2,700               10,557
                              +  Frontier Airlines, Inc.                                     2,100               16,128
                              +  Great Lakes Aviation, Ltd.                                    700                  490
                              +  Hawaiian Holdings, Inc.                                     3,802               23,420
                              +  JetBlue Airways Corporation(d)                              5,250              109,830
                              +  LMI Aerospace, Inc.                                           900                1,494
                              +  MAIR Holdings, Inc.                                         1,300               10,660
                              +  Mesa Air Group, Inc.                                        1,900                9,690
                              +  Midwest Express Holdings                                      800                2,360
                              +  Northwest Airlines Corporation                              5,100               41,871
                              +  Petroleum Helicopters, Inc. (Non-voting)                      700               14,525
                              +  Pinnacle Airlines Corp.                                     1,300               13,130
                                 SkyWest, Inc.                                               3,500               52,675
                              +  UAL Corporation(d)                                          4,705                4,964
                              +  Vanguard Airlines, Inc.                                       200                    -
                                                                                                          --------------
                                                                                                                666,491

Apparel - 1.0%                +  Aeropostale, Inc.                                           2,650               69,430
                              +  Ashworth, Inc.                                              3,500               28,700
                                 bebe stores, inc.                                           3,400               71,808
                                 Brown Shoe Company, Inc.                                    1,200               30,072
                                 The Buckle, Inc.                                              700               19,229
                              +  Burke Mills, Inc.                                           1,400                1,694
                              +  Cache, Inc.                                                 2,100               31,500
                              +  Carter's, Inc.                                                900               24,921
                                 Cherokee Inc.                                                 400                9,544
                              +  Columbia Sportswear Company                                 2,500              136,250
                              +  DHB Capital Group Inc.                                      3,400               48,280
                              +  Deckers Outdoor Corporation                                 1,300               44,200
                                 Escalade, Incorporated                                        600                8,334
                                 Fab Industries, Inc.                                          200                  810
                              +  Fossil, Inc.                                                4,817              149,038
                              +  GSI Commerce, Inc.                                          1,800               15,858
                              +  Guess?, Inc.                                                1,600               28,496
                                 Haggar Corp.                                                  300                5,142
                              +  Hampshire Group, Limited                                      300                9,468
                              +  Hartmarx Corporation                                        2,100               15,582
                              +  JPS Industries Inc.                                           400                1,316
                              +  J. Jill Group Inc.                                          1,900               37,715
                              +  Jos. A. Bank Clothiers, Inc.(d)                             1,625               44,980
                                 Kellwood Co.                                                1,600               58,320
                                 Kenneth Cole Productions, Inc. (Class A)                    1,100               30,954
                                 K-Swiss Inc. (Class A)                                      2,600               50,050
                              +  LaCrosse Footwear, Inc.                                       500                3,915
                              +  Lakeland Industries, Inc.                                   1,000               18,171
                              +  Magic Lantern Group, Inc.                                   1,000                  740
                              +  Marisa Christina, Incorporated                                900                1,223
                              +  Mossimo, Inc.                                                 800                3,000
                              +  Mothers Work, Inc.                                            300                4,350
                                 OshKosh B'Gosh, Inc. (Class A)                                700               14,140
                                 Oxford Industries, Inc.                                     1,500               55,875
                              +  Perry Ellis International, Inc.                             1,400               31,486
                                 Phillips-Van Heusen Corporation                             1,900               42,332
                              +  Phoenix Footwear Group, Inc.                                1,000                7,010
                                 Polo Ralph Lauren Corporation                               5,500              200,035
                                 Quaker Fabric Corporation                                   1,400                9,100
                              +  Quiksilver, Inc.                                            3,300               83,886

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004


                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Apparel (concluded)           +  Rocky Shoes & Boots, Inc.                                   1,100        $      19,250
                                 Russell Corporation                                         2,900               48,836
                              +  Skechers U.S.A., Inc. (Class A)                             2,300               33,396
                              +  Stage Stores, Inc.                                          1,700               58,174
                              +  Steve Madden, Ltd.                                            800               14,120
                                 The Stride Rite Corporation                                 2,400               24,600
                                 Superior Uniform Group, Inc.                                1,500               20,550
                                 Tandy Brands Accessories, Inc.                                200                2,850
                              +  The Timberland Company (Class A)                            2,000              113,600
                              +  Tropical Sportswear Int'l Corporation                       3,300                3,960
                              +  Unifi, Inc.                                                 3,200                7,296
                              +  Warnaco Group, Inc.                                         2,700               60,021
                                 Weyco Group, Inc.                                             150                5,550
                                 Wolverine World Wide, Inc.                                  2,400               60,480
                                                                                                          --------------
                                                                                                              1,919,637

Banks - 6.5%                     ABC Bancorp                                                   600               12,102
                                 Alabama National BanCorporation                               800               47,896
                                 Ameriana Bancorp                                              200                3,202
                                 American National Bankshares Inc.                             400                9,724
                                 Arrow Financial Corporation                                   433               12,987
                                 Associated Banc-Corp.                                       6,832              219,102
                                 BCSB Bankcorp, Inc.                                         1,200               19,800
                              +  The Banc Corporation                                        4,700               32,900
                                 BancFirst Corporation                                         400               25,648
                                 BancorpSouth, Inc.                                          3,600               82,764
                                 Bank Mutual Corporation                                     2,500               30,000
                                 Bank of Granite Corp.                                         525               10,190
                                 Bank of Hawaii Corporation                                  3,600              170,100
                                 Bank of the Ozarks, Inc.                                      700               20,811
                                 BankAtlantic Bancorp, Inc. (Class A)                        3,300               60,456
                              +  The Bankcorp Bank                                             400                8,140
                                 Banknorth Group, Inc.                                      10,014              350,490
                                 Bar Harbor Bankshares                                         200                5,400
                                 Berkshire Hills Bancorp, Inc.                                 300               11,085
                                 Boston Private Financial Holdings, Inc.                     2,600               64,896
                                 BostonFed Bancorp, Inc.                                     1,100               47,157
                                 Brookline Bancorp, Inc.                                     3,499               54,829
                                 Bryn Mawr Bank Corporation                                    400                8,032
                                 CFS Bancorp, Inc.                                             800               11,120
                                 Camco Financial Corporation                                   500                7,440
                                 Camden National Corporation                                   300               10,353
                                 Capital Bank Corporation                                    1,100               17,633
                                 Capital City Bank Group, Inc.                                 500               19,355
                                 Capitol Bancorp Ltd.                                          420               12,329
                                 Capitol Federal Financial                                   4,540              146,097
                                 Carrollton Bancorp                                            210                3,465
                                 Cascade Bancorp                                               900               17,253
                                 Cavalry Bancorp, Inc.                                         400                6,840
                                 Center Bancorp, Inc.                                          520                6,219
                              +  Central Coast Bancorp                                         502               10,241
                                 Century Bancorp, Inc. (Class A)                               300                9,525
                                 Chemical Financial Corporation                              1,060               38,711
                                 Chesterfield Financial Corp.                                1,000               31,260
                                 Chittenden Corporation                                      2,233               60,849
                                 Citizens Banking Corporation                                3,300              107,481
                                 Citizens South Banking Corporation                          2,428               30,498
                                 City Holding Company                                        1,800               59,202
                                 City National Corporation                                   3,100              201,345
                                 CityBank                                                      300               10,359
                                 Clifton Savings Bancorp, Inc.                                 980               11,427
                                 CoBiz Inc.                                                  1,250               20,662
                                 The Colonial BancGroup, Inc.                                7,155              146,320
                                 Columbia Bancorp                                              400               11,656
                                 Columbia Banking System, Inc.                               1,930               45,915
                                 Comm Bancorp, Inc.                                            100                4,100
                                 Commerce Bancorp, Inc.                                      4,560              251,712
                                 Commerce Bancshares, Inc.                                   4,177              200,872
                                 Commercial Bankshares, Inc.                                   356               10,819
                                 Commercial National Financial Corporation                     100                2,400
                                 Community Bank of Northern Virginia                           600               10,302
                                 Community Bank System, Inc.                                 1,600               40,208
                                 Community Banks, Inc.                                         488               14,147
                                 Community First Bankshares, Inc.                            2,935               94,096
                                 Community Trust Bancorp, Inc.                                 800               24,864
                                 Compass Bancshares, Inc.                                    7,120              311,998
                                 Corus Bankshares, Inc.                                      1,500               64,695
                                 Cullen/Frost Bankers, Inc.                                  3,440              159,857
                                 Doral Financial Corporation                                 6,750              279,922
                                 EFC Bancorp, Inc.                                             900               22,653
                                 East West Bancorp, Inc.                                     3,690              123,947
                                 Exchange National Bancshares, Inc.                            250                7,312
                                 FFLC Bancorp, Inc.                                            350                9,450
                                 FLAG Financial Corporation                                    500                6,675
                                 F.N.B. Corporation                                          2,769               61,278
                                 FNB Corp.                                                     300                5,304
                                 FNB Corporation                                               300                7,938
                                 FNB Financial Services Corporation                          1,125               21,656
                                 Farmers Capital Bank Corporation                              300               10,047
                                 Fidelity Federal Bancorp                                    1,200                1,716
                                 Financial Institutions, Inc.                                  100                2,241
                                 First Bancorp                                                 400               13,488

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Banks (continued)                First Busey Corporation                                       750        $      14,332
                              +  First Cash Financial Services, Inc.                         1,800               36,054
                                 First Charter Corporation                                     700               16,919
                                 First Citizens BancShares, Inc. (Class A)                     600               70,800
                                 First Commonwealth Financial Corporation                    3,200               43,552
                                 First Federal Bancorp, Inc.                                   400                5,216
                                 First Federal Bancshares of Arkansas, Inc.                  1,200               24,480
                                 First Federal Capital Corp.                                 1,100               33,264
                                 First Financial Bancorp                                     1,710               29,207
                                 First Financial Bankshares, Inc.                              350               14,056
                                 First Financial Service Corporation                           270                6,846
                                 The First of Long Island Corporation                          200                8,402
                                 First M&F Corporation                                         300               10,005
                                 First Merchants Corporation                                   115                2,835
                                 First Midwest Bancorp, Inc.                                 2,175               75,168
                                 First Mutual Bancshares, Inc.                               1,210               30,250
                                 First National Bankshares of Florida                        3,052               74,927
                                 First Niagara Financial Group, Inc.                         4,966               66,445
                                 First Oak Brook Bancshares, Inc.                              450               13,878
                                 First Republic Bank                                           800               36,800
                                 First South Bancorp, Inc.                                     400                9,884
                                 First State Bancorporation                                  1,200               37,836
                                 Firstbank Corp.                                             1,950               94,185
                                 FirstBank NW Corp.                                            542               15,517
                                 FirstMerit Corporation                                      4,900              128,895
                                 Foothill Independent Bancorp                                  400                8,864
                              +  Franklin Bank Corporation                                   1,500               25,575
                                 Frontier Financial Corporation                                400               14,120
                                 Fulton Financial Corporation                                7,951              170,151
                                 German American Bancorp                                       561                9,447
                                 Gold Banc Corporation                                       3,900               52,611
                                 Great Southern Bancorp, Inc.                                  600               18,750
                                 Greater Bay Bancorp                                         3,764              108,215
                                 Greater Community Bancorp                                     435                6,177
                                 Hancock Holding Company                                     1,500               47,685
                                 Hanmi Financial Corporation                                 2,478               74,836
                                 Harbor Florida Bancshares, Inc.                             1,400               43,540
                                 Harleysville National Corporation                           1,541               37,780
                              +  Heritage Commerce Corp.                                       700               11,550
                                 Hibernia Corporation (Class A)                              9,200              242,972
                                 Home Federal Bancorp                                        1,200               30,720
                                 Horizon Financial Corp.                                       500                9,605
                                 Hudson City Bancorp, Inc.                                  11,820              422,447
                                 Hudson United Bancorp                                       3,440              126,764
                                 Independent Bank Corp. (Massachusetts)                        800               24,728
                                 Integra Bank Corporation                                    1,000               21,700
                                 Interchange Financial Services Corporation                    650               15,580
                                 Irwin Financial Corporation                                 1,500               38,730
                                 Jefferson Bancshares, Inc.                                  2,500               32,900
                                 LSB Bancshares, Inc.                                          500                8,340
                                 Lakeland Financial Corporation                                200                6,780
                                 MASSBANK Corp.                                                250                9,285
                                 Main Street Banks, Inc.                                     1,000               30,600
                                 MainSource Financial Group, Inc.                              346                7,093
                                 Mercantile Bankshares Corporation                           5,077              243,493
                                 Merchants Bancshares, Inc.                                    350               10,063
                                 Mid-State Bancshares                                        1,400               36,022
                                 Midwest Banc Holdings, Inc.                                 1,000               19,220
                                 MutualFirst Financial Inc.                                    300                7,200
                                 NBT Bancorp Inc.                                            1,360               31,865
                                 NSD Bancorp, Inc.                                             120                2,868
                                 Nara Bancorp, Inc.                                          2,900               58,435
                                 National Commerce Financial Corporation                    11,750              401,967
                                 National Penn Bancshares, Inc.                                630               20,141
                                 Net.B@nk, Inc.                                              2,900               29,029
                                 North Valley Bancorp                                        1,500               26,790
                                 Northern States Financial Corporation                         300                8,169
                                 Norwood Financial Corp.                                       150                4,374
                                 Oak Hill Financial, Inc.                                      300               10,434
                                 OceanFirst Financial Corp.                                    700               16,982
                                 Ohio Valley Banc Corp.                                        700               21,876
                                 Old National Bancorp                                        4,126              102,490
                                 Old Second Bancorp, Inc.                                      800               22,376
                                 Omega Financial Corporation                                   400               13,840
                                 Oriental Financial Group Inc.                               1,177               31,850
                                 PFF Bancorp, Inc.                                           1,640               62,763
                                 Pamrapo Bancorp, Inc.                                       1,000               22,848
                                 Park National Corporation                                     600               76,338
                                 Parkvale Financial Corporation                                300                8,100
                                 Peapack-Gladstone Financial Corporation                       363               11,017
                                 PennFed Financial Services, Inc.                              400               12,164
                                 Peoples Bancorp                                               200                4,498
                                 Peoples Bancorp Inc.                                          595               15,660
                                 Peoples Bancorp of North Carolina                             200                3,772
                                 The Peoples BancTrust Company, Inc.                         1,120               15,624
                                 People's Bank                                               5,342              190,870
                                 Peoples Financial Corporation                               1,200               21,060
                                 Popular, Inc.                                              16,600              436,580
                                 PrivateBancorp, Inc.                                        2,000               53,920
                                 Prosperity Bancshares, Inc.                                 1,100               29,392
                                 Provident Bancorp, Inc.                                     1,772               20,803
                                 Provident Bancshares Corporation                            2,856               95,819

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Banks (concluded)                Provident Financial Holdings, Inc.                            400        $      11,600
                                 Provident Financial Services, Inc.                            589               10,160
                                 Republic Bancorp, Inc.                                      3,028               46,631
                                 Republic Bancorp, Inc. (Class A)                              975               22,620
                                 Riggs National Corporation                                  2,940               65,268
                                 Royal Bancshares of Pennsylvania, Inc.                        524               12,717
                              +  S1 Corporation                                              6,000               47,880
                                 S&T Bancorp, Inc.                                           1,500               53,565
                                 S.Y. Bancorp, Inc.                                            200                4,514
                                 Sandy Spring Bancorp, Inc.                                    650               21,255
                                 The Savannah Bancorp, Inc.                                    121                3,352
                                 Seacoast Banking Corporation of Florida                       870               18,583
                                 Shore Bancshares, Inc.                                        300                8,700
                              +  Signature Bank                                                600               16,050
                              +  Silicon Valley Bancshares                                   2,275               84,562
                                 Simmons First National Corporation (Class A)                  400               10,232
                                 Sky Financial Group, Inc.                                   5,504              137,600
                                 The South Financial Group, Inc.                             6,055              170,751
                                 Southwest Bancorp, Inc.                                       700               15,435
                                 Southwest Bancorporation of Texas, Inc.                     4,000               80,560
                                 Southwest Georgia Financial Corporation                       110                3,091
                                 State Bancorp, Inc.                                           438                9,921
                                 State Financial Services Corporation                          400               10,976
                                 Sterling Bancshares, Inc.                                   3,950               53,128
                                 Suffolk Bancorp                                               700               21,119
                                 Summit Bancshares, Inc.                                       400               13,300
                                 Sun Bancorp, Inc.                                             500               11,520
                              +  Sun Bancorp, Inc. (New Jersey)                                798               17,500
                                 Susquehanna Bancshares, Inc.                                1,972               48,511
                                 TCF Financial Corporation                                   8,890              269,278
                                 Texas Regional Bancshares, Inc. (Class A)                   2,925               90,938
                                 Tompkins Trustco, Inc.                                        440               20,368
                                 TriCo Bancshares                                              900               18,828
                                 TrustCo Bank Corp NY                                        3,960               50,767
                                 Trustmark Corporation                                       3,000               93,240
                                 U.S.B. Holding Co., Inc.                                      838               21,182
                                 UCBH Holdings, Inc.                                         3,375              131,861
                                 UMB Financial Corporation                                   1,310               62,448
                                 Umpqua Holdings Corporation                                 4,936              111,356
                                 Union Bankshares Corporation                                  400               12,464
                                 UnionBanCal Corporation                                     8,900              526,969
                                 United Bancorp, Inc.                                          254                3,658
                                 United Bankshares, Inc.                                     3,400              117,810
                                 United Community Financial Corp.                            1,632               18,556
                                 Unizan Financial Corp.                                      1,132               31,255
                                 Vail Banks, Inc.(d)                                         1,200               15,696
                                 Valley National Bancorp                                     5,148              131,480
                              +  Virginia Commerce Bancorp, Inc.                             1,625               43,875
                                 WSFS Financial Corporation                                    500               25,000
                                 Warwick Community Bancorp, Inc.                               300                9,924
                                 Washington Trust Bancorp, Inc.                                800               20,920
                                 WesBanco, Inc.                                              1,200               34,896
                                 West Coast Bancorp                                            800               16,664
                                 Westamerica Bancorporation                                  1,800               98,802
                                 Westcorp                                                    3,221              136,957
                                 Whitney Holding Corporation                                 2,550              107,100
                                 Wilmington Trust Corporation                                3,900              141,219
                                 Wintrust Financial Corporation                              1,650               94,512
                                 Yardville National Bancorp                                  1,600               46,560
                                                                                                          --------------
                                                                                                             12,418,657

Business Machines - 2.3%      +  3Com Corporation                                           21,790               91,954
                              +  3D Systems Corporation                                        600                7,200
                              +  AVICI SYS INC.                                              1,915               11,911
                              +  ActivCard Corp.                                             3,700               22,718
                              +  Adaptec, Inc.                                               9,400               71,440
                              +  Advanced Digital Information Corporation                    5,200               45,240
                                 American Software, Inc. (Class A)                           3,400               20,468
                                 Analogic Corporation                                        1,400               58,366
                              +  Applied Films Corporation                                     900               16,209
                              +  Arbitron Inc.                                               2,500               91,525
                              +  Artesyn Technologies, Inc.                                  3,100               30,938
                              +  Ascential Software Corporation                              4,190               56,439
                              +  Avocent Corporation                                         2,700               70,281
                              +  BEA Systems, Inc.                                          25,340              175,099
                                 Black Box Corporation                                       1,400               51,730
                              +  Borland Software Corporation                                4,800               40,080
                              +  Brooktrout Inc.                                             2,100               19,026
                                 California First National Bancorp                             600                7,956
                              +  Communication Intelligence Corporation                        700                  255
                              +  Computer Horizons Corp.                                     1,900                8,227
                              +  Concurrent Computer Corporation                             3,900                6,552
                              +  Convera Corporation                                         2,100                7,749
                              +  Cosine Communications, Inc.                                   410                1,304
                              +  Cray, Inc.                                                  5,100               18,003
                              +  Crossroads Systems, Inc.                                    1,100                1,639
                                 Diebold, Incorporated                                       4,100              191,470
                              +  Digital Lightwave, Inc.(d)                                  3,600                4,072
                              +  EMC Corporation                                               101                1,166
                              +  Enterasys Networks, Inc.                                   12,600               20,160
                              +  Exabyte Corporation                                           300                  144
                              +  Extended Systems Incorporated                                 100                  247

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Business Machines (concluded)    Fair, Isaac and Company, Incorporated                       4,051        $     118,289
                              +  Flow International Corporation                                900                2,880
                              +  Foundry Networks, Inc.                                      8,300               78,767
                              +  General Binding Corporation                                   500                7,020
                              +  Hanger Orthopedic Group, Inc.                               2,900               14,529
                                 Hypercom Corporation                                        3,000               22,140
                                 IKON Office Solutions, Inc.                                 9,200              110,584
                              +  Imagistics International Inc.                                 900               30,240
                              +  Immersion Corporation                                         200                1,066
                              +  Input/Output, Inc.                                          4,900               50,519
                              +  Integrated Device Technology, Inc.                          4,700               44,791
                              +  Intergraph Corp.                                            3,016               81,945
                              +  Interland, Inc.                                             3,250               11,538
                              +  InterVoice-Brite, Inc.                                      1,600               17,232
                              +  InVision Technologies, Inc.                                 1,400               62,986
                              +  Iomega Corporation                                          3,060               14,229
                              +  Island Pacific, Inc.(d)                                     6,800                2,924
                              +  Juniper Networks, Inc.                                     32,747              772,829
                              +  LTX Corporation                                             2,800               15,148
                              +  Lantronix, Inc.                                             2,100                2,121
                              +  MIPS Technologies, Inc. (Class A)                           2,000               11,400
                              +  MSC.Software Corp.                                          1,300               10,452
                              +  MTI Technology Corporation                                    200                  338
                              +  Maxtor Corporation                                         13,112               68,182
                              +  McDATA Corporation (Class A)                                5,000               25,150
                              +  Media 100 Inc.                                                200                    1
                                 Microchip Technology                                       12,049              323,395
                              +  Micromuse, Inc.                                             4,700               17,296
                              +  Micros Systems, Inc.                                        1,700               85,119
                              +  Network Engines, Inc.                                       7,500               13,575
                              +  Omnicell, Inc.                                                500                6,610
                              +  PTEK Holdings, Inc.                                         3,385               29,009
                              +  PalmOne, Inc.(d)                                            2,963               90,194
                              +  Procom Technology, Inc.                                       100                   90
                              +  Pure World, Inc.                                            1,300                2,665
                              +  Roxio, Inc.                                                 5,000               25,700
                              +  SanDisk Corporation                                         9,090              264,701
                              +  ScanSource, Inc.                                              600               38,280
                              +  Scientific Technologies Incorporated                          300                1,560
                              +  Sigma Designs, Inc.(d)                                      3,300               30,855
                              +  Silicon Graphics, Inc.(d)                                  15,600               22,308
                              +  Storage Technology Corporation                              5,700              143,982
                              +  SumTotal Systems Inc                                          445                2,203
                              +  Sybase, Inc.                                                5,655               77,982
                              +  Tech Data Corporation                                       3,200              123,360
                              +  The Titan Corporation                                       6,000               83,820
                                 Total System Services, Inc.                                11,100              280,164
                              +  TransAct Technologies Incorporated                            940               24,299
                              +  Trans-Industries, Inc.                                        100                  170
                              +  Visual Networks, Inc.                                       1,300                3,393
                              +  Vitria Technology, Inc.                                     2,075                6,453
                              +  White Electronic Designs Corporation                        3,100               15,190
                                                                                                          --------------
                                                                                                              4,439,241

Business Services - 9.5%      +  @Road, Inc.                                                 4,900               20,678
                              +  24/ 7 Real Media, Inc.                                      1,940                7,333
                              +  4Kids Entertainment, Inc.                                     600               12,120
                                 ABM Industries, Inc.                                        2,900               58,435
                                 ADVO Systems, Inc.                                          1,800               55,692
                              +  AMN Healthcare Services, Inc.                               1,720               20,554
                              +  ANSYS, Inc.                                                 1,400               69,622
                                 ARAMARK Corporation (Class B)                               5,690              137,357
                              +  Accrue Software, Inc.                                         300                    -
                              +  Actuate Corporation                                         3,700               13,061
                              +  Adept Technology, Inc.                                        200                  282
                              +  Administaff, Inc.                                           1,800               21,060
                              +  Advent Software, Inc.                                       2,500               42,075
                              +  The Advisory Board Company                                    900               30,240
                              +  Aether Systems, Inc.                                        2,600                8,632
                              +  Affymetrix, Inc.                                            3,560              109,328
                              +  Agile Software Corporation                                  3,100               24,583
                              +  Akamai Technologies, Inc.                                   8,000              112,400
                              +  Aksys, Ltd.(d)                                              1,800                8,550
                              +  Alliance Data Systems Corporation                           4,000              162,240
                              +  The Allied Defense Group, Inc.                              1,000               18,540
                              +  Alteon Inc.                                                 2,500                2,375
                              +  Altiris, Inc.                                               1,600               50,640
                                 Ambassadors Group, Inc.                                       300                8,100
                                 Ambassadors International, Inc.                               600                7,584
                              +  America Online Latin America, Inc. (Class A)               15,500                6,355
                                 American Ecology Corporation                                1,460               14,163
                              +  American Independence Corporation                              48                  718
                              +  American Science and Engineering                            1,200               39,540
                              +  American Superconductor Corporation                         1,100               13,662
                              +  Analysts International Corporation                            200                  876
                              +  Ansoft Corporation                                            500                7,950
                              +  AnswerThink Consulting Group, Inc.                          2,400               12,840
                              +  Anteon International Corporation                            1,400               51,310
                              +  aQuantive, Inc.                                             4,545               43,859
                              +  Arena Pharmaceuticals, Inc.                                 3,340               14,395
                              +  Ariba, Inc.                                                 3,654               34,128
                              +  Art Technology Group, Inc.                                  8,300                7,470
                              +  Artemis International Solutions Corporation                    12                   26

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Business Services             +  Ask Jeeves, Inc.                                            3,460        $     113,177
(continued)                   +  Aspen Technology, Inc.                                      4,000               27,960
                              +  Atari, Inc.                                                 8,600               13,502
                              +  Authentidate Holding Corp.                                  1,900               11,514
                              +  The BISYS Group, Inc.                                       5,600               81,816
                              +  BSQUARE Corporation                                         4,600                2,852
                              +  Bankrate, Inc.                                                900               10,116
                              +  Baran Group Ltd.                                              102                  592
                              +  Barrett Business Services, Inc.                               400                5,876
                              +  BearingPoint, Inc.                                          9,900               88,506
                              +  Bestway, Inc.                                                 300                2,730
                              +  BindView Development Corporation                            7,300               24,236
                              +  Blue Coat Systems, Inc.                                     1,070               15,408
                              +  Blue Martini Software, Inc.                                 1,400                3,822
                              +  Bottomline Technologies, Inc.                                 100                  945
                                 Bowne & Co., Inc.                                           2,100               27,279
                              +  Braun Consulting, Inc.                                        800                1,840
                              +  Bright Horizons Family Solutions, Inc.                        700               38,003
                                 The Brink's Company                                         3,300               99,561
                              +  BroadVision, Inc.                                           1,988                5,825
                              +  Brocade Communications Systems, Inc.                       15,400               87,010
                              +  CACI International Inc. (Class A)                           1,700               89,726
                                 CDI Corp.                                                   1,200               24,600
                                 CDW Corporation                                             4,845              281,155
                                 CERBCO, Inc. (Class A)                                        500                4,250
                              +  CIBER, Inc.                                                 3,800               28,576
                              +  CSG Systems International, Inc.                             3,865               59,560
                              +  Career Education Corporation                                5,668              161,141
                              +  Carreker Corporation                                        1,400               10,654
                                 Cascade Corporation                                         1,500               41,640
                              +  Casella Waste Systems, Inc.                                 1,100               13,024
                                 Catalina Marketing Corporation                              2,200               50,776
                              +  Catapult Communications Corporation                           500                9,420
                              +  Cell Genesys, Inc.                                          3,550               31,844
                              +  Centra Software, Inc.                                       1,000                1,660
                              +  Century Business Services, Inc.                             4,545               20,407
                              +  Ceridian Corporation                                        8,400              154,644
                              +  Cerner Corporation                                          2,100               90,846
                                 Certegy Inc.                                                3,600              133,956
                              +  Charles River Associates Incorporated                       1,400               53,606
                              +  CheckFree Corp.                                             4,790              132,539
                              +  ChoicePoint Inc.                                            5,333              227,452
                              +  Chordiant Software, Inc.                                    4,100               11,931
                              +  Clarus Corporation                                            200                1,750
                              +  Clean Harbors, Inc.(d)                                      2,400               27,984
                              +  Click Commerce, Inc.                                        2,200               11,264
                              +  Closure Medical Corporation                                   800               11,392
                              +  Cognizant Technology Solutions Corporation                  7,400              225,774
                              +  Commerce One, Inc.(d)                                       4,960                  893
                                 Computer Programs and Systems, Inc.                           500               10,030
                              +  Concord Communications, Inc.                                1,090                9,728
                              +  Concur Technologies, Inc.                                   1,900               19,931
                              +  Connetics Corporation                                       2,100               56,742
                              +  Copart, Inc.                                                5,250               99,382
                              +  Corillian Corporation                                       2,200               10,142
                              +  Corinthian Colleges, Inc.                                   7,035               94,832
                              +  Corio, Inc.                                                   400                  624
                              +  Cornell Companies, Inc.                                       700                8,680
                                 The Corporate Executive Board Company                       2,800              171,472
                              +  CoStar Group Inc.                                           1,100               54,109
                                 Courier Corporation                                           225                9,378
                              +  Covansys Corporation                                        1,400               16,156
                              +  Critical Path, Inc.                                           225                  146
                              +  Cross Country Healthcare, Inc.                              3,100               48,050
                              +  CuraGen Corporation                                         2,300               12,650
                              +  CyberSource Corporation                                     3,700               17,871
                              +  DSL.net, Inc.                                               1,000                  190
                              +  DST Systems, Inc.                                           5,200              231,244
                              +  Daleen Technologies, Inc.                                     100                    3
                              +  Datastream Systems, Inc.                                    1,200                7,764
                              +  Deltathree.com, Inc. (Class A)                                100                  198
                              +  Dendrite International, Inc.                                2,100               33,852
                              +  DeVry, Inc.                                                 4,100               84,911
                              +  Digimarc Corporation                                        1,200               10,848
                              +  Digital Generation Systems, Inc.                            4,400                5,544
                              +  Digital Impact, Inc.                                          200                  280
                              +  Digital Insight Corporation                                 2,500               34,075
                              +  Digital River, Inc.                                         1,400               41,692
                              +  Digitas Inc.                                                2,169               16,766
                              +  Discovery Partners International                            1,200                5,760
                              +  Diversa Corporation                                         2,300               19,205
                              +  DocuCorp International, Inc.                                2,500               21,250
                              +  Dot Hill Systems Corp.                                      3,900               31,278
                              +  DoubleClick Inc.                                            7,000               41,370
                              +  Dyax Corp.                                                  3,000               22,920
                              +  E-LOAN, Inc.                                                5,000               10,650
                              +  EPIQ Systems, Inc.                                          1,100               17,138
                              +  EVCI Career Colleges Holding Corporation                    1,775               12,460
                              +  EarthLink, Inc.                                             9,600               98,880
                              +  EasyLink Services Corporation (Class A)                        50                   59
                              +  Echelon Corporation                                         2,500               19,700
                              +  Eclipsys Corporation                                        2,500               39,000
                              +  eCollege.com                                                2,300               22,195
                              +  Education Management Corporation                            4,200              111,888

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Business Services             +  eFunds Corporation                                          3,100        $      57,629
(continued)                   +  eGain Communications Corporation                               20                   12
                              +  eLoyalty Corporation                                           40                  240
                              +  Embarcadero Technologies, Inc.                              1,100                9,306
                              +  eMerge Interactive, Inc. (Class A)                          9,400                8,084
                              +  Encysive Pharmaceuticals Inc.                               3,100               27,993
                              +  Ener,1 Inc.                                                 3,600                1,800
                              +  Entrust Technologies Inc.                                     600                1,518
                              +  Epicor Software Corporation                                 2,600               31,278
                              +  E.piphany, Inc.                                             4,650               18,739
                              +  eResearch Technology, Inc.                                  2,875               38,324
                              +  Euronet Worldwide, Inc.                                     2,545               47,642
                              +  Evolve Software, Inc.                                         102                    -
                              +  Evolving Systems, Inc.                                      3,200                9,856
                              +  Exchange Application, Inc.                                     13                    -
                              +  Exelixis, Inc.                                              3,800               30,628
                              +  Exponent, Inc.                                                700               19,285
                              +  Exult Inc.                                                  6,600               34,716
                              +  F5 Networks, Inc.                                           2,100               63,966
                                 FTI Consulting, Inc.                                        2,050               38,745
                                 FactSet Research Systems Inc.                               1,700               81,940
                              +  Falcon Products, Inc.                                         300                  579
                              +  FalconStor Software, Inc.(d)                                2,800               20,860
                              +  Fargo Electronics                                             800                7,752
                                 Federal Agricultural Mortgage Corporation (Class A)           900               16,110
                              +  FileNET Corporation                                         3,005               52,467
                              +  FindWhat.com                                                1,300               24,349
                              +  First Consulting Group, Inc.                                1,500                7,110
                              +  Five Star Quality Care, Inc.                                    8                   57
                              +  Forrester Research, Inc.                                    1,200               18,288
                              +  Franklin Covey Co.                                            800                1,496
                                 G & K Services, Inc. (Class A)                              1,800               71,532
                                 GTECH Holdings Corporation                                  6,400              162,048
                              +  GTSI Corp.                                                  1,700               14,943
                              +  Gaiam, Inc.                                                   460                2,746
                              +  Gartner Group, Inc. (Class B)                               2,600               30,030
                              +  Genaissance Pharmaceuticals, Inc.                             900                2,853
                              +  Genencor International Inc.                                 2,200               35,310
                              +  General Magic, Inc.                                            35                    -
                              +  Gentiva Health Services, Inc.                               2,900               47,473
                              +  The Geo Group Inc.                                            600               12,270
                              +  Geoworks Corporation                                          200                    5
                                 Gevity HR, Inc.                                             1,600               24,608
                              +  Gliatech Inc.                                                 100                    -
                              +  Global Imaging Systems, Inc.                                2,000               62,160
                                 Global Payments Inc.                                        2,360              126,378
                                 Grey Global Group Inc.(d)                                     111              110,445
                              +  Harris Interactive Inc.                                     3,400               22,406
                                 Harte-Hanks, Inc.                                           4,100              102,541
                              +  Heidrick & Struggles International, Inc.                    1,800               51,876
                              +  Hewitt Associates, Inc. (Class A)                           4,900              129,654
                              +  Hudson Highland Group, Inc.                                 1,200               35,028
                                 Hyperion Solutions Corporation                              2,853               96,973
                                 ICOS Corporation                                            3,700               89,318
                                 ICT Group, Inc.                                               800                5,928
                                 IDT Corporation                                             1,400               20,412
                              +  IDX Systems Corporation                                     1,400               45,430
                              +  IPIX Corporation                                            1,580               11,597
                              +  ITT Educational Services, Inc.                              3,110              112,115
                              +  Icoria, Inc.                                                1,300                  624
                              +  Identix Incorporated                                        6,390               42,557
                              +  iGATE Capital Corporation                                   2,100                7,728
                              +  I-many, Inc.                                                2,800                2,716
                              +  The Immune Response Corporation                               350                  385
                              +  Indus International, Inc.                                   1,400                2,212
                              +  InFocus Corporation                                         3,900               35,724
                              +  Infonet Services Corporation (Class B)                      7,700               12,628
                              +  Informatica Corporation                                     3,200               18,720
                              +  Information Architects Corp.                                   26                    4
                              +  Inforte Corp.                                               2,700               18,630
                              +  InfoSpace, Inc.                                             1,840               87,198
                              +  infoUSA Inc.                                                1,300               11,583
                              +  Innovative Solutions and Support, Inc.                      1,595               39,125
                              +  Insurance Auto Auctions, Inc.                                 700               12,005
                              +  InsWeb Corporation                                             83                  250
                                 Integral Systems, Inc.                                        600               11,706
                              +  Integrated Alarm Services Group, Inc.                       3,700               15,207
                              +  Intelligroup, Inc.                                          3,800                5,206
                              +  Intellisync Corporation                                     4,000                8,400
                              +  Interactive Intelligence, Inc.                                600                1,974
                              +  The InterCept Group, Inc.                                   2,300               43,079
                              +  Internap Network Services Corporation                      15,800               10,586
                              +  Internet Security Systems, Inc.                             2,500               42,500
                              +  Intersections Inc.                                            100                1,465
                              +  Interwoven, Inc.                                            2,800               20,272
                              +  Intevac, Inc.                                               1,200                7,536
                              +  Intrado Inc.                                                  900                9,099
                              +  Intrusion Inc.                                                 25                   48
                              +  Invitrogen Corporation                                      3,300              181,467
                              +  Iron Mountain Incorporated                                  7,950              269,107
                              +  iVillage Inc.                                               1,400                8,400
                              +  JDA Software Group, Inc.                                    2,900               31,378
                                 Jack Henry & Associates, Inc.                               5,100               95,727

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Business Services             +  Jacobs Engineering Group Inc.                               3,385        $     129,612
(continued)                      John H. Harland Company                                     1,700               53,295
                              +  Jupitermedia Corporation                                    2,600               46,280
                              +  Kana Software, Inc.                                         1,821                3,077
                              +  Keane, Inc.                                                 3,636               55,849
                              +  The Keith Companies, Inc.                                     100                1,490
                                 Kelly Services, Inc. (Class A)                              2,000               53,420
                              +  Keynote Systems, Inc.                                         500                7,080
                              +  kforce.com, Inc.                                            1,870               15,671
                              +  Kinder Morgan Management, LLC                               2,444              101,475
                              +  Knology, Inc.                                                 400                1,660
                              +  Korn/Ferry International                                    3,000               54,690
                              +  Kronos, Inc.                                                1,875               83,044
                              +  LQ Corporation                                                 42                   76
                              +  Labor Ready, Inc.                                           2,500               35,050
                              +  Lamar Advertising Company                                   5,407              224,985
                              +  Laureate Education Inc                                      3,400              126,548
                              +  Layne Christensen Company                                   2,000               30,140
                              +  Learning Care Group, Inc.                                     300                  828
                              +  Learning Tree International, Inc.                           1,000               14,100
                              +  Level 8 Systems, Inc.                                         100                   11
                              +  Lightbridge, Inc.                                           2,219               10,696
                              +  Lionbridge Technologies, Inc.                               2,800               24,052
                              +  LookSmart, Ltd.                                             6,410                9,423
                              +  Loudeye Technologies, Inc.                                 11,000               11,660
                              +  Luminex Corporation                                         1,200                8,556
                              +  Lydall, Inc.                                                1,000                9,300
                              +  MAXIMUS, Inc.                                                 900               25,929
                              +  META Group, Inc.                                              100                  474
                              +  MPS Group, Inc.                                             4,600               38,686
                              +  MPW Industrial Services Group, Inc.                           800                1,824
                              +  MRO Software, Inc.                                          1,300               13,000
                              +  Macrovision Corporation                                     2,690               64,775
                              +  Magma Design Automation, Inc.                               2,040               30,763
                              +  The Management Network Group, Inc.                          3,900                7,800
                              +  Manhattan Associates, Inc.                                  1,500               36,630
                                 Manpower Inc.                                               4,916              218,713
                              +  ManTech International Corporation (Class A)                 1,895               35,474
                              +  Manugistics Group, Inc.                                     4,900               11,662
                              +  MapInfo Corporation                                         1,200               12,960
                              +  Marchex, Inc.                                                 400                4,984
                              +  MarketWatch, Inc.                                             900               11,241
                              +  Matria Healthcare, Inc.                                     1,325               37,511
                              +  MatrixOne, Inc.                                             2,900               14,674
                              +  Maxygen Inc.                                                1,600               15,824
                              +  McAfee Inc.                                                 9,477              190,488
                              +  Mechanical Technology Incorporated                          4,100               16,482
                              +  Medical Staffing Network Holdings, Inc.                     1,800               11,052
                              +  MemberWorks Incorporated(d)                                 1,400               36,736
                              +  Mentor Graphics Corporation                                 4,100               44,957
                              +  Merge Technologies Incorporated                               800               13,696
                              +  MetaSolv, Inc.                                              1,900                4,883
                              +  Metro One Telecommunications, Inc.(d)                       3,700                5,957
                              +  Michael Baker Corporation                                     400                6,280
                              +  MicroStrategy Incorporated (Class A)                        1,390               57,115
                              +  Microvision, Inc.(d)                                        1,300                7,696
                              +  Millennium Cell Inc.                                        3,700                4,551
                              +  Mindspeed Technologies Inc.                                 5,966               11,932
                              +  Miravant Medical Technologies                               2,800                4,312
                              +  Modem Media Inc.                                              300                1,614
                              +  Moldflow Corporation                                          400                4,800
                                 MoneyGram International, Inc.                               5,100               87,108
                              +  NCO Group, Inc.                                             1,837               49,507
                                 NDCHealth Corporation                                       2,200               35,310
                              +  NEON Systems, Inc.                                            100                  330
                              +  NIC Inc.                                                    3,200               17,152
                              +  NMS Communications Corporation                              1,400                6,832
                              +  NMT Medical, Inc.                                             900                3,510
                              +  NVE Corporation                                               800               27,232
                              +  NYFIX, Inc.                                                 1,900               11,552
                              +  Nassda Corporation                                          1,600                5,680
                                 National Instruments Corporation                            4,500              136,215
                              +  National Processing, Inc.                                   2,500               66,300
                              +  Natural Health Trends Corp.                                   240                2,988
                                 The Nautilus Group, Inc.                                    2,000               45,180
                              +  Navigant Consulting, Inc.                                   2,700               59,292
                              +  NaviSite, Inc.                                                 13                   34
                              +  NeighborCare, Inc.                                          3,100               78,585
                              +  Neoforma, Inc.                                              1,220               11,358
                              +  NeoRx Corporation                                             200                  328
                              +  Net Perceptions, Inc.                                         400                  296
                              +  Netegrity, Inc.                                             1,700               12,767
                              +  NetFlix Inc.(d)                                             3,820               58,904
                              +  netGuru, Inc.                                                 100                   95
                              +  NetIQ Corporation                                           2,796               29,917
                              +  NetManage, Inc.                                                57                  309
                              +  NetRatings, Inc.                                            1,900               33,877
                              +  NetScout Systems, Inc.                                        200                1,066
                              +  Netsol Technologies, Inc.                                      20                   23
                              +  NetSolve, Incorporated                                      2,000               21,660
                              +  New Century Equity Holdings Corp.                             200                   51
                              +  The New Dun & Bradstreet Corporation                        4,200              246,540
                              +  New Horizons Worldwide, Inc.                                  400                1,716

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Business Services             +  Niku Corporation                                               60        $         912
(continued)                   +  Nuance Communications Inc.                                  2,100                8,925
                              +  ONYX Software Corporation                                     650                2,347
                              +  OPNET Technologies, Inc.                                    1,200               12,312
                              +  On Assignment, Inc.                                         4,200               18,648
                              +  On2.com Inc.                                                  200                  132
                              +  Onvia.com, Inc.                                                60                  313
                              +  Open Solutions Inc.                                         1,000               24,970
                              +  OpenTV Corp.                                                8,613               26,270
                              +  Openwave Systems Inc.                                       3,761               33,172
                              +  Opsware, Inc.                                               3,500               19,635
                                 Option Care, Inc.                                           1,225               18,951
                              +  Orbital Sciences Corporation                                2,900               33,118
                              +  Orchid Biosciences, Inc.                                    1,545               12,406
                              +  Overland Storage, Inc.                                        800               11,192
                              +  PC Mall, Inc.                                                 100                1,529
                              +  PC-Tel, Inc.                                                1,100                9,086
                              +  PDI, Inc.                                                     900               24,291
                              +  PEC Solutions, Inc.                                           600                7,032
                              +  PLATO Learning, Inc.                                        1,391               12,296
                              +  PRG-Schultz International, Inc.                             5,700               32,718
                              +  Packeteer, Inc.                                             2,000               21,620
                              +  Pac-West Telecomm, Inc.                                     2,900                2,523
                              +  PalmSource, Inc.                                            1,369               28,393
                              +  Paxar Corporation                                           3,500               79,380
                              +  Pegasus Systems, Inc.                                       2,800               33,376
                              +  Pegasystems Inc.                                              500                3,490
                              +  Perot Systems Corporation (Class A)                         6,500              104,390
                              +  Per-Se Technologies, Inc.                                   3,000               41,160
                              +  Persistence Software, Inc.                                     10                   56
                              +  Phoenix Technologies Ltd.                                   3,700               18,463
                              +  Pixar, Inc.                                                 3,645              287,591
                              +  Polycom, Inc.                                               5,229              103,639
                              +  Pomeroy Computer Resources, Inc.                            2,300               29,118
                              +  Portal Software, Inc.                                       1,500                4,095
                              +  Pre-Paid Legal Services, Inc.(d)                            1,100               28,301
                              +  Priceline.com Incorporated                                  2,233               49,506
                              +  Prime Medical Services, Inc.                                  900                6,498
                              +  Primus Knowledge Solutions, Inc.                              200                  220
                              +  Progress Software Corporation                               2,900               57,710
                              +  ProQuest Company                                            1,700               43,690
                              +  ProsoftTraining.com                                           200                   72
                              +  Protection One, Inc.                                        5,100                1,071
                                 QAD Inc.                                                    1,700               11,849
                              +  QRS Corporation                                             3,500               24,220
                              +  Quality Systems, Inc.                                         400               20,204
                              +  Quest Software, Inc.                                        4,400               48,928
                                 Quixote Corporation                                           500                9,640
                              +  Quotesmith.com, Inc.                                          366                1,647
                              +  Quovadx, Inc.                                               1,500                2,865
                              +  R.H. Donnelley Corporation                                  1,400               69,104
                                 RPC, Inc.                                                   1,800               32,184
                              +  RSA Security Inc.                                           2,400               46,320
                              +  Radiant Systems, Inc.                                       1,800                7,236
                                 Raven Industries, Inc.                                        300               13,335
                              +  RealNetworks, Inc.                                          6,800               31,688
                              +  Red Hat, Inc.(d)                                           11,300              138,312
                              +  Register.com, Inc.                                          1,497                8,144
                              +  RemedyTemp, Inc. (Class A)                                    400                4,176
                                 Renaissance Learning, Inc.                                  1,700               36,839
                                 Republic Services, Inc. (Class A)                           9,200              273,792
                              +  Resources Connection, Inc.                                  1,900               71,782
                              +  Retek Inc.                                                  3,100               14,136
                                 Reynolds & Reynolds Company (Class A)                       4,100              101,147
                              +  Rigel Pharmaceuticals, Inc.                                 1,765               44,655
                              +  Rural Cellular Corporation (Class A)                          400                2,756
                              +  SAVVIS Communications Corporation                             600                  750
                              +  The SCO Group, Inc.                                         2,415                8,815
                              +  SERENA Software, Inc.                                       3,300               55,209
                              +  SFBC International, Inc.                                      750               19,733
                              +  SITEL Corporation                                           3,800                8,208
                              +  SM&A                                                        2,600               18,174
                              +  SOURCECORP, Incorporated                                    1,200               26,568
                              +  SPAR Group, Inc.                                            1,400                1,050
                              +  SPSS Inc.                                                     709                9,451
                              +  SRA International, Inc. (Class A)                           1,000               51,560
                                 SS&C Technologies, Inc.                                     1,160               22,655
                              +  Saba Software, Inc.                                           875                3,535
                              +  SafeNet, Inc.                                               1,434               37,829
                              +  Sagnet Technology, Inc.                                       200                    3
                              +  Salon Media Group, Inc.                                       600                   66
                              +  Sapient Corporation                                         7,400               56,462
                              +  Scientific Learning Corporation                               100                  552
                              +  SeaChange International, Inc.                               1,600               25,584
                              +  Secure Computing Corporation                                2,100               15,939
                              +  SeeBeyond Technology Corporation                            3,800               11,704
                              +  Selectica, Inc.                                             5,700               21,603
                              +  Sequenom Inc.                                               2,000                1,900
                                 The ServiceMaster Company                                  17,900              230,194
                              +  Sirius Satellite Radio Inc.(d)                             72,225              231,120
                              +  SmartServ Online, Inc.                                         16                   16
                              +  Sonic Foundry, Inc.                                           300                  477
                              +  SonicWALL, Inc.                                             3,200               21,632

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Business Services                Spartech Corporation                                        1,200        $      30,120
(concluded)                   +  Spherion Corporation                                        3,600               28,152
                              +  SportsLine USA, Inc.                                          200                  342
                                 The Standard Register Company                               1,400               14,700
                                 StarTek, Inc.                                               1,500               47,040
                              +  Stericycle, Inc.                                            2,900              133,110
                              +  Storage Computer Corporation                                  100                   34
                              +  Stratasys, Inc.                                             1,120               35,342
                              +  Strategic Diagnostics Inc.                                  6,000               12,840
                                 Strayer Education, Inc.                                     1,100              126,511
                              +  TheStreet.com, Inc.                                         1,500                5,625
                              +  Support.com, Inc.                                           4,400               42,856
                              +  Sycamore Networks, Inc.                                    16,500               62,370
                              +  Sykes Enterprises, Incorporated                             2,400               11,016
                              +  Symyx Technologies                                          2,300               54,165
                              +  Synopsys, Inc.                                              8,805              139,383
                              +  Synplicity, Inc.                                            1,600                8,256
                                 Syntel, Inc.                                                1,200               19,836
                                 Sypris Solutions, Inc.                                        600                8,190
                                 TALX Corporation                                            1,455               33,596
                              +  TETRA Technologies, Inc.                                    2,150               66,758
                              +  TIBCO Software Inc.                                        14,400              122,544
                              +  TNS Inc.                                                      600               11,640
                              +  TRC Companies, Inc.                                           600               11,262
                              +  Tapestry Pharmaceuticals Inc                                8,800                9,064
                              +  Technology Solutions Company                                  300                  258
                              +  Telecommunication Systems, Inc. (Class A)                     200                  642
                              +  TeleTech Holdings, Inc.                                     4,500               42,480
                              +  Telik, Inc.                                                 2,830               63,109
                              +  TenFold Corporation                                           200                  266
                              +  TeraForce Technology Corporation                              600                  117
                              +  Tetra Tech, Inc.                                            3,225               40,861
                              +  Tier Technologies, Inc. (Class B)                             900                8,685
                                 Track Data Corporation                                     12,500                9,375
                              +  Tradestation Group Inc.                                     2,500               15,325
                              +  Transaction Systems Architects, Inc. (Class A)              2,800               52,038
                              +  Trident Microsystems, Inc.                                  1,950               19,637
                              +  The TriZetto Group, Inc.                                      800                4,664
                              +  Tumbleweed Communications Corporation                         277                  701
                              +  UNOVA, Inc.                                                 4,200               59,010
                              +  URS Corporation                                             1,600               42,688
                              +  The Ultimate Software Group, Inc.                           1,200               14,736
                              +  United Online, Inc.                                         3,853               37,066
                              +  Universal Access Global Holdings Inc.                         645                   42
                              +  Universal Electronics Inc.                                    600               10,068
                              +  Universal Technical Institute Inc.                          1,055               31,840
                              +  VA Linux Systems, Inc.                                      7,300               14,308
                              +  VASCO Data Security International, Inc.                       200                  430
                              +  V.I. Technologies, Inc.(d)                                  5,036                4,482
                              +  VIA NET.WORKS, Inc.                                        16,800               10,584
                              +  ValueClick, Inc.                                            5,777               54,535
                              +  Vastera, Inc.                                               2,500                4,425
                              +  Ventiv Health, Inc.                                         2,180               36,951
                              +  Verint Systems Inc.                                         1,800               66,312
                              +  VeriSign, Inc.                                             15,258              303,329
                              +  Verisity Ltd.                                               1,300                9,035
                              +  Verity, Inc.                                                2,685               34,583
                              +  Versata, Inc.                                                  50                   84
                              +  Verso Technologies, Inc.                                      570                  553
                              +  Vertel Corporation                                            300                    3
                              +  Verticalnet, Inc.                                             460                  511
                                 Viad Corp                                                   1,350               32,036
                              +  The viaLink Company                                           200                    8
                              +  Viewpoint Corporation(d)                                    6,030               13,869
                              +  Vignette Corporation                                       17,300               23,009
                              +  Viisage Technology, Inc.                                    3,500               20,125
                              +  VitalWorks Inc.                                             2,700               10,071
                              +  Volt Information Sciences, Inc.                               600               17,262
                              +  Waste Connections, Inc.                                     2,550               80,784
                              +  WatchGuard Technologies, Inc.                               2,000                9,360
                                 Watson Wyatt & Company Holdings                             1,640               43,132
                              +  Wave Systems Corp. (Class A)                                2,000                1,820
                              +  WebEx Communications, Inc.                                  2,700               58,914
                              +  WebMD Corporation                                          19,060              132,658
                              +  webMethods, Inc.                                            3,200               17,024
                              +  Websense, Inc.                                              1,600               66,672
                              +  Weight Watchers International, Inc.                         6,650              258,153
                              +  Westaff, Inc.                                                 500                1,560
                              +  Wind River Systems, Inc.                                    5,700               69,540
                              +  Wireless Facilities, Inc.                                   3,700               25,789
                              +  Witness Systems, Inc.                                       1,100               17,677
                              +  WorldGate Communications, Inc.                                200                  334
                              +  Wynn Resorts, Limited                                       4,600              237,774
                              +  Xybernaut Corporation                                      10,000               11,000
                              +  ZixIt Corporation (d)                                       3,400               15,572
                                                                                                          --------------
                                                                                                             18,069,194

Chemicals - 1.6%                 A. Schulman, Inc.                                           3,000               66,120
                              +  AEP Industries Inc.                                           400                4,288
                                 AMCOL International Corporation                             1,500               28,680
                                 Aceto Corporation                                             950               13,680
                                 Airgas, Inc.                                                3,400               81,838
                                 Albemarle Corp.                                             2,600               91,234
                                 American Vanguard Corporation                                 100                3,574

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Chemicals (concluded)            Arch Chemicals, Inc.                                          500        $      14,275
                              +  Bio-Rad Laboratories, Inc. (Class A)                        1,300               66,430
                                 Brady Corporation                                             900               43,893
                                 Cabot Corporation                                           3,500              134,995
                                 Calgon Carbon Corporation                                   2,300               16,606
                              +  Celgene Corporation                                         4,990              290,568
                                 Crompton Corporation                                        5,800               55,042
                                 Cytec Industries Inc.                                       1,800               88,110
                              +  Entegris Inc.                                               4,400               36,696
                                 Ferro Corporation                                           2,400               52,344
                              +  Foamex International Inc.                                   5,100               18,717
                              +  General Chemical Group Inc.                                 4,300                  172
                                 Georgia Gulf Corporation                                    2,000               89,180
                                 H.B. Fuller Company                                         1,700               46,580
                                 Hawkins, Inc.                                                 300                3,585
                              +  IMC Global Inc.                                             6,800              118,252
                                 KMG Chemicals, Inc.                                           550                1,941
                                 Kronos Worldwide, Inc.                                      3,052              121,145
                              +  Landec Corporation                                          3,600               27,000
                                 The Lubrizol Corporation                                    3,415              118,159
                                 Lyondell Chemical Company                                  10,040              225,498
                                 MacDermid, Inc.                                             1,600               46,336
                              +  Mace Security International, Inc.                             450                1,449
                              +  Matrixx Initiatives, Inc.                                   2,100               21,840
                              +  Millennium Chemicals Inc.                                   4,965              105,308
                              +  NewMarket Corporation                                         120                2,506
                              +  OM Group, Inc.                                              2,200               80,432
                              +  OXiGENE, Inc.                                               2,000               12,220
                                 Olin Corporation                                            3,192               63,840
                              +  Omnova Solutions Inc.                                       1,700               10,251
                                 Penford Corporation                                           400                6,964
                              +  PolyOne Corporation                                         5,500               41,360
                                 Quaker Chemical Corporation                                   500               12,075
                                 RPM, Inc.                                                   6,800              120,020
                              +  Rogers Corporation                                          1,000               42,490
                                 Rollins, Inc.                                               2,600               63,154
                                 Schawk, Inc.                                                1,100               15,983
                                 Sensient Technologies Corporation                           3,200               69,248
                                 Stepan Company                                                400                9,516
                                 Terra Nitrogen Company, LP                                  2,700               62,046
                              +  Tor Minerals International, Inc.                            1,300                6,474
                                 Tredegar Corporation                                        1,600               29,120
                              +  Trex Company, Inc.                                          1,100               48,708
                                 The Valspar Corporation                                     2,900              135,372
                                 WD-40 Company                                               1,900               54,340
                              +  W.R. Grace & Co.                                            6,800               64,260
                                 Wellman, Inc.                                               4,600               39,008
                              +  Zoltex Companies, Inc.                                      1,100                9,779
                                                                                                          --------------
                                                                                                              3,032,701

Communications Equipment -    +  UTStarcom, Inc.                                             6,000               96,660
0.1%

Construction - 2.2%           +  Ablest, Inc.                                                  400                2,520
                                 Advanced Lighting Technologies, Inc.                          200                   57
                                 American Woodmark Corporation                               1,000               37,025
                                 Ameron International Corporation                              400               13,160
                                 Apogee Enterprises, Inc.                                    2,900               37,497
                              +  Armstrong Holdings, Inc.                                    2,500                3,600
                                 Beazer Homes USA, Inc.                                      1,088              116,296
                                 Brookfield Homes Corporation                                1,900               50,065
                                 Building Materials Holding Corporation                      2,140               58,893
                              +  Cavco Industries, Inc.                                        755               28,516
                              +  Ceradyne, Inc.                                              1,450               63,670
                                 D.R. Horton, Inc.                                          12,563              415,961
                              +  Dominion Homes, Inc.                                          500               11,910
                              +  Dycom Industries, Inc.                                      2,633               74,751
                              +  EMCOR Group, Inc.                                             900               33,858
                                 Eagle Materials Inc.                                        1,240               88,412
                                 ElkCorp                                                     2,200               61,072
                                 Florida Rock Industries, Inc.                               2,650              129,823
                                 Granite Construction Incorporated                           1,950               46,605
                              +  Hovnanian Enterprises, Inc. (Class A)                       3,500              140,350
                              +  Insituform Technologies, Inc. (Class A)                     1,600               29,872
                              +  Integrated Electrical Services, Inc.                          100                  481
                                 International Aluminum Corporation                            800               23,040
                                 The L.S. Starrett Company (Class A)                           300                4,581
                                 LSI Industries Inc.                                           750                7,830
                                 Lafarge Corporation                                         4,400              206,316
                                 Lennar Corporation (Class A)                                8,880              422,688
                                 Levitt Corporation                                          1,180               27,683
                                 M.D.C. Holdings, Inc.                                       2,013              147,150
                                 M/I Schottenstein Homes, Inc.                               1,500               63,660
                                 Martin Marietta Materials, Inc.                             2,800              126,756
                              +  MasTec, Inc.                                                1,900                9,975
                              +  Meritage Corporation                                          600               47,160
                              +  NCI Building Systems, Inc.                                  1,200               38,280
                              +  NVR, Inc.                                                     423              233,073
                                 Noland Company                                                200                8,304
                              +  Orleans Homebuilders, Inc.                                    900               20,268
                              +  Palm Harbor Homes, Inc.(d)                                  2,400               40,440
                              +  Patriot Transportation Holding, Inc.                          100                3,286
                              +  Performance Technologies, Incorporated                        500                3,160
                              +  Perini Corporation                                          1,400               19,964
                              +  Quanta Services, Inc.                                       6,600               39,930

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Construction (concluded)         The Ryland Group, Inc.                                      1,700        $     157,522
                              +  SBA Communications Corporation                              6,800               47,600
                                 Simpson Manufacturing Co., Inc.                             1,000               63,200
                                 Skyline Corporation                                           100                4,005
                                 Standard Pacific Corp.                                      2,600              146,562
                                 Technical Olympic USA, Inc.                                 2,800               79,072
                                 Texas Industries, Inc.                                      1,300               66,872
                              +  Toll Brothers, Inc.                                         4,300              199,219
                              +  U.S. Concrete, Inc.                                         1,400                8,652
                              +  USG Corporation                                             3,900               71,097
                                 United Mobile Homes, Inc.                                     500                7,170
                              +  WCI Communities, Inc.                                       2,600               60,580
                              +  WESCO International, Inc.                                   1,600               38,800
                                 Walter Industries, Inc.                                     4,300               68,886
                              +  West Corporation                                            3,200               93,216
                              +  Westell Technologies, Inc.                                  6,000               31,020
                              +  William Lyon Homes, Inc.                                      500               44,450
                              +  Wilsons The Leather Experts Inc.                            1,300                6,734
                              +  The Yankee Candle Company, Inc.                             2,200               63,712
                                                                                                          --------------
                                                                                                              4,196,307

Consumer - Durables - 0.7%    +  American Technology Corporation                             1,700               10,166
                              +  Applica Incorporated                                        1,665                6,727
                                 Bassett Furniture Industries, Incorporated                    700               13,216
                              +  Champion Enterprises, Inc.                                  4,200               43,218
                              +  Chromcraft Revington, Inc.                                    300                3,840
                              +  CompX International Inc.                                      300                4,800
                                 Ethan Allen Interiors Inc.                                  1,900               66,025
                                 Flexsteel Industries, Inc.                                    200                3,550
                                 Furniture Brands International, Inc.                        2,600               65,208
                              +  Gemstar-TV Guide International, Inc.                       24,600              138,990
                              +  The Genlyte Group Incorporated                                800               51,512
                              +  Griffon Corporation                                         2,920               61,612
                                 Haverty Furniture Companies, Inc.                           1,100               19,294
                              +  Helen of Troy Limited                                       2,400               65,328
                              +  Interface, Inc.                                             3,400               27,268
                                 Kimball International (Class B)                             2,300               31,924
                                 Koss Corporation                                              200                4,520
                                 La-Z-Boy Inc.                                               3,100               47,058
                                 Lifetime Hoan Corporation                                     400                5,940
                              +  Mac-Gray Corporation                                          500                3,530
                              +  Mohawk Industries, Inc.                                     3,664              290,885
                                 National Presto Industries, Inc.                              400               16,728
                              +  Restoration Hardware, Inc.                                  3,705               19,192
                              +  Rockford Corporation                                        1,700                6,392
                              +  The Rowe Companies                                            500                2,550
                              +  Salton, Inc.(d)                                               600                3,780
                              +  Select Comfort Corporation                                  2,100               38,220
                                 Stanley Furniture Company, Inc.                             1,000               44,000
                                 Sturm, Ruger & Company, Inc.                                1,600               14,416
                              +  Tempur-Pedic International Inc.                             4,100               61,459
                                 Thomas Industries Inc.                                        800               25,120
                                 The Toro Company                                            1,445               98,694
                              +  United Rentals, Inc.                                        4,300               68,327
                              +  Virco Mfg. Corporation                                        642                4,879
                              +  Water Pik Technologies, Inc.                                  600                8,940
                              +  Wickes Inc.                                                   300                    -
                                                                                                          --------------
                                                                                                              1,377,308

Consumer Non-Durables -       +  Alderwoods Group, Inc.                                      3,900               38,337
0.1%                             Angelica Corporation                                          500               12,440
                              +  Candela Corporation                                         1,100               12,694
                              +  LECG Corporation                                            2,400               40,584
                              +  Rewards Network Inc.                                        1,500               10,005
                                                                                                          --------------
                                                                                                                114,060

Containers - 0.3%             +  Crown Holdings, Inc.                                        9,900              102,069
                              +  Graphic Packaging Corporation                               9,900               64,152
                                 Greif Bros. Corporation (Class A)                           1,200               50,580
                              +  Mobile Mini, Inc.                                           1,900               47,120
                              +  Owens-Illinois, Inc.                                        9,300              148,800
                                 Packaging Dynamics Corporation                                500                7,150
                                 Silgan Holdings Inc.                                        1,000               46,300
                                 Sonoco Products Company                                     5,500              145,420
                                                                                                          --------------
                                                                                                                611,591

Domestic Oil - 3.1%              AmeriVest Properties Inc.                                   4,400               29,480
                                 Berry Petroleum Company (Class A)                             500               18,365
                                 CONSOL Energy Inc.                                          5,610              195,733
                              +  Cal Dive International, Inc.                                3,100              110,422
                              +  Callon Petroleum Company                                      700                8,876
                              +  Carrizo Oil & Gas, Inc.                                     3,200               30,624
                                 Chesapeake Energy Corporation                              15,100              239,033
                              +  Clayton Williams Energy, Inc.                                 500               10,715
                              +  Comstock Resources, Inc.                                    2,000               41,840
                              +  Delta Petroleum Corporation                                 3,335               41,954
                                 Diamond Offshore Drilling, Inc.                             8,700              287,013
                                 Dorchester Minerals Lp                                        400                8,108
                              +  Edge Petroleum Corporation                                  1,900               30,343
                              +  Enbridge Energy Management, LLC                             1,156               51,615
                              +  Encore Acquisition Company                                  1,000               34,500
                              +  Energy Partners, Ltd.                                       2,800               45,584
                                 Frontier Oil Corporation                                    2,800               66,108

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Domestic Oil (concluded)      +  Global Industries, Ltd.                                    10,030        $      61,985
                                 Gulf Island Fabrication, Inc.                               1,830               40,809
                              +  GulfMark Offshore, Inc.                                     1,200               19,596
                              +  Harvest Natural Resources, Inc.                             2,100               34,860
                                 Holly Corporation                                           1,600               40,800
                              +  The Houston Exploration Company                             1,400               83,090
                              +  KCS Energy, Inc.                                            2,900               40,339
                                 Magellan Midstream Partners, LP                             1,300               71,474
                              +  Magnum Hunter Resources, Inc.                               6,350               73,279
                              +  Matrix Service Company                                      1,900                9,728
                              +  McMoRan Exploration Co.(d)                                  2,200               28,666
                              +  The Meridian Resource Corporation                           4,100               36,203
                              +  Mission Resources Corporation                               4,800               30,192
                                 Murphy Oil Corporation                                      5,400              468,558
                              +  National-Oilwell, Inc.                                      4,900              161,014
                              +  Newfield Exploration Company                                3,299              202,031
                              +  PYR Energy Corporation                                        900                1,035
                                 Pacific Energy Partners, LP                                 2,100               60,081
                              +  Parallel Petroleum Corporation                              5,900               28,084
                                 Patina Oil & Gas Corporation                                4,312              127,506
                                 Patterson-UTI Energy, Inc.                                  9,410              179,449
                              +  PetroQuest Energy, Inc.                                     7,100               36,849
                                 Pioneer Natural Resources Company                           8,876              306,035
                              +  Plains Exploration & Production Company                     5,384              128,462
                                 Pogo Producing Company                                      3,600              170,820
                              +  Premcor Inc.                                                4,800              184,800
                              +  Pride International, Inc.                                   7,900              156,341
                              +  Quicksilver Resources Inc.                                  2,820               92,129
                              +  Remington Oil & Gas Corporation                             1,800               47,250
                              +  Spinnaker Exploration Company                               1,700               59,568
                                 St. Mary Land & Exploration Company                         2,200               87,582
                              +  Stone Energy Corporation                                    2,179               95,353
                                 Sunoco Logistics Partners L.P                                 800               31,472
                              +  Superior Energy Services, Inc.                              2,300               29,716
                              +  Syntroleum Corporation                                      4,800               33,696
                                 TEPPCO Partners, LP                                         3,300              137,280
                              +  Tatham Offshore, Inc.                                      15,700                   16
                              +  Tesoro Petroleum Corporation                                4,000              118,120
                              +  TransMontaigne Inc.                                         2,000               11,640
                              +  Ultra Petroleum Corp.                                       4,100              201,105
                              +  Universal Compression Holdings, Inc.                        2,600               88,582
                                 Valero L.P.                                                 1,200               66,852
                                 Valley National Gases Incorporated                            500                4,650
                              +  Varco International, Inc.                                   5,600              150,192
                                 Vintage Petroleum, Inc.                                     3,900               78,273
                              +  Whiting Petroleum Corporation                               1,100               33,440
                                 XTO Energy, Inc.                                           13,970              453,746
                                                                                                          --------------
                                                                                                              5,853,061

Drugs & Medicine - 9.9%       +  1-800 CONTACTS, INC.                                          600                9,126
                              +  ABIOMED, Inc.                                               1,100                9,735
                              +  AMERIGROUP Corporation                                      1,100               61,875
                              +  ARIAD Pharmaceuticals, Inc.                                 3,100               20,739
                              +  ATS Medical, Inc.                                             900                3,285
                              +  AVANIR Pharmaceuticals (Class A)                            3,000                8,520
                              +  AVANT Immunotherapeutics, Inc.                              3,800                6,498
                              +  AVI BioPharma, Inc.(d)                                      2,200                4,510
                              +  aaiPharma Inc.(d)                                           4,300                6,665
                              +  Abaxis, Inc.                                                1,200               15,612
                              +  Abgenix, Inc.                                               5,300               52,258
                              +  Able Laboratories, Inc.                                     2,000               38,320
                              +  Accelry's Inc                                               1,600               10,432
                              +  Accredo Health, Incorporated                                3,003               70,781
                              +  Aclara Biosciences Inc.                                     5,800               22,910
                              +  Advanced Medical Optics, Inc.                               2,300               91,011
                              +  Advanced Neuromodulation Systems, Inc.                      1,700               51,595
                              +  Air Methods Corporation                                     1,700               10,965
                              +  Albany Molecular Research, Inc.                             1,900               18,240
                              +  Alexion Pharmaceuticals, Inc.                               1,600               28,800
                              +  Alfacell Corporation                                        3,400               14,654
                              +  Align Technology, Inc.                                      3,600               55,008
                              +  Alkermes, Inc.                                              4,700               54,238
                              +  Alliance Imaging, Inc.                                      1,700               12,699
                              +  Allos Therapeutics Inc.                                     5,800               12,122
                              +  Allscripts Healthcare Solutions, Inc.                       2,345               21,105
                                 Alpharma, Inc. (Class A)                                    2,200               40,238
                              +  Amedisys, Inc.                                              1,200               35,940
                              +  American Healthways, Inc.                                   2,600               75,686
                              +  American Medical Systems Holdings, Inc.                     2,000               72,540
                              +  American Pharmaceutical Partners, Inc.(d)                   3,950              108,901
                              +  Amgen Inc.                                                  2,164              122,655
                              +  AmSurg Corp.                                                2,800               59,304
                              +  Amylin Pharmaceuticals, Inc.                                6,600              135,432
                              +  Andrx Group                                                 4,300               96,148
                              +  Anika Therapeutics, Inc.                                    1,400               19,320
                              +  Antigenics Inc.(d)                                          3,300               19,899
                              +  Aphton Corporation(d)                                       5,585               20,106
                              +  Apria Healthcare Group Inc.                                 2,800               76,300
                              +  Aradigm Corporation(d)                                      8,200               10,496
                              +  ArQule, Inc.                                                3,130               14,461
                              +  Array BioPharma Inc.                                        1,400                9,786
                                 Arrow International, Inc.                                   2,400               71,760
                              +  ArthroCare Corporation                                      2,000               58,580
                              +  Aspect Medical Systems, Inc.                                  700               12,663

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine (continued)  +  AtheroGenics, Inc.                                          2,200        $      72,490
                              +  Atrix Laboratories, Inc.                                    1,800               55,242
                              +  Avigen, Inc.                                                1,000                3,730
                              +  Axonyx Inc.                                                   600                3,360
                              +  Barr Laboratories, Inc.                                     5,463              226,332
                              +  Barrier Therapeutics Inc.                                     200                2,432
                                 Beckman Coulter Inc.                                        3,500              196,420
                                 Berkshire Bancorp Inc.                                        300                4,935
                              +  Beverly Enterprises, Inc.                                   6,400               48,448
                              +  BioCryst Pharmaceuticals, Inc.                              3,100               15,810
                                 BioLase Technology, Inc.(d)                                 2,400               19,584
                              +  BioMarin Pharmaceutical Inc.                                6,500               33,735
                              +  Biopure Corporation (d)                                     3,000                1,200
                              +  Biosite Diagnostics Incorporated(d)                         1,360               66,586
                              +  BioSource International, Inc.                                 100                  705
                              +  BioSpecifics Technologies Corp.                             1,000                2,150
                              +  BioSphere Medical Inc.                                        900                2,952
                              +  Bioveris Corporation                                        1,800               11,178
                              +  Birman Managed Care, Inc.                                  11,900                    1
                              +  Bone Care International, Inc.                               1,800               43,740
                              +  Bradley Pharmaceuticals, Inc.                               1,600               32,560
                              +  BriteSmile, Inc.                                              388                4,206
                                 CNS, Inc.                                                   2,700               29,700
                              +  CONMED Corporation                                          2,050               53,915
                              +  CTI Molecular Imaging, Inc.                                 2,700               21,789
                              +  CV Therapeutics, Inc.                                       2,700               33,750
                              +  CYTOGEN Corporation                                           730                7,694
                              +  Calypte Biomedical Corporation                             16,300                6,357
                                 Cambrex Corporation                                         1,100               24,145
                              +  Cantel Medical Corp.                                          600               14,400
                              +  Cardiac Science, Inc.                                       3,300                6,336
                              +  CardioDynamics International Corporation                    2,400               11,040
                              +  CardioTech International, Inc.(d)                           1,476                4,354
                              +  Cell Therapeutics, Inc.                                     3,600               24,696
                              +  Centene Corporation                                         1,650               70,257
                              +  Cephalon, Inc.                                              3,200              153,280
                              +  Cerus Corporation                                           1,400                3,374
                              +  Charles River Laboratories International, Inc.              2,700              123,660
                              +  Cholestech Corporation                                        900                6,084
                              +  ChromaVision Medical Systems, Inc.(d)                      11,200                9,856
                              +  Ciphergen Biosystems, Inc.                                  1,400                5,460
                              +  CollaGenex Pharmaceuticals, Inc.                            2,500               16,375
                              +  Columbia Laboratories, Inc.                                 2,500                7,625
                              +  Community Health Care                                       5,000              133,400
                              +  Compex Technologies, Inc.                                   2,700               14,580
                              +  Conceptus, Inc.                                             1,000                9,270
                              +  Conventry Health Care Inc.                                  5,200              277,524
                                 Cooper Companies, Inc.                                      2,000              137,100
                              +  Corautus Genetics Inc.                                        142                  767
                              +  Corixa Corporation                                          3,800               15,808
                              +  CorVel Corporation                                            100                2,968
                              +  Covance Inc.                                                3,600              143,892
                              +  CryoLife, Inc.(d)                                           2,400               17,424
                              +  Cubist Pharmaceuticals, Inc.                                3,600               35,568
                              +  Curative Health Services, Inc.                              1,935               13,293
                              +  Curis, Inc.                                                 2,300               10,235
                              +  Cyberonics, Inc.                                            1,900               38,874
                              +  Cypress Bioscience, Inc.                                    1,800               20,934
                              +  Cytokinetics, Incorporated                                    200                2,660
                              +  Cytyc Corporation                                           6,400              154,560
                                 D & K Healthcare Resources, Inc.                              900                8,865
                                 DENTSPLY International Inc.                                 4,550              236,327
                              +  DJ Orthopedics Incorporated                                   500                8,825
                              +  DOV Pharmaceutical, Inc.                                    2,100               35,994
                              +  DUSA Pharmaceuticals, Inc.                                    600                6,888
                              +  Dade Behring Holdings Inc.                                  2,675              149,046
                                 Datascope Corp.                                             1,400               52,220
                              +  DaVita, Inc.                                                6,100              190,015
                              +  Daxor Corporation                                             900               21,213
                              +  Dendreon Corporation                                        3,430               28,846
                                 Diagnostic Products Corporation                             1,500               61,305
                              +  Diametrics Medical, Inc.                                      200                   32
                              +  Digene Corporation                                          1,000               25,960
                              +  Discovery Laboratories, Inc.                                2,800               18,760
                              +  Durect Corporation                                          3,000                4,200
                              +  Dynacq Healthcare, Inc.(d)                                  2,000               13,200
                              +  EPIX Medical, Inc.                                          1,400               27,034
                                 E-Z-EM, Inc.                                                  600               10,770
                              +  Edwards Lifesciences Corporation                            3,500              117,250
                              +  Emisphere Technologies, Inc.                                2,300                7,061
                              +  Encore Medical Corporation                                    400                1,992
                              +  Endo Pharmaceuticals Holdings, Inc.                         8,200              150,552
                              +  Endocardial Solutions, Inc.                                 1,000               11,570
                              +  Endologix, Inc.                                               200                1,356
                              +  EntreMed, Inc.                                              4,300                7,439
                              +  Enzo Biochem, Inc.                                            641                9,615
                              +  Enzon, Inc.                                                 2,600               41,470
                              +  Eon Labs, Inc.                                              5,500              119,350
                              +  Escalon Medical Corp.                                         725                8,715
                              +  Exact Sciences Corporation                                  1,600                5,280
                                 Eyetech Pharmaceuticals Inc.                                  100                3,399
                              +  First Health Group Corp.                                    6,500              104,585
                              +  First Horizon Pharmaceutical Corporation                    2,150               43,021
                              +  Fonar Corporation                                          17,300               19,549
                              +  Genaera Corporation                                         3,100               12,090

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine (continued)  +  Gene Logic Inc.                                             1,900        $       7,068
                              +  Genelabs Technologies, Inc.                                 2,000                5,220
                              +  Genentech, Inc.                                            32,840            1,721,473
                              +  Genesis HealthCare Corporation                              1,150               34,971
                              +  Genitope Corporation                                        2,100               20,832
                              +  Gen-Probe Incorporated                                      3,200              127,584
                              +  Genta Incorporated                                          9,700               26,093
                              +  Geron Corporation                                           3,100               18,569
                              +  GlycoGenesys, Inc.                                            800                  360
                              +  Guilford Pharmaceuticals Inc.(d)                            4,900               24,500
                              +  Haemonetics Corporation                                     1,500               49,260
                              +  Health Net Inc.                                             6,480              160,186
                                 Healthcare Services Group, Inc.                               900               16,164
                              +  HealthExtras, Inc.                                          3,100               43,214
                              +  HealthTronics Surgical Services, Inc.                       1,100                7,898
                              +  Hemispherx Biopharma, Inc.(d)                               1,300                3,120
                              +  Henry Schein, Inc.                                          2,900              180,699
                                 Hillenbrand Industries, Inc.                                3,345              169,023
                              +  Hi-Tech Pharmacal Co., Inc.                                 1,250               19,900
                              +  Hollis-Eden Pharmaceuticals, Inc.                           2,300               24,771
                              +  Hologic, Inc.                                               1,000               19,270
                                 Hooper Holmes, Inc.                                         2,600               11,648
                              +  Human Genome Sciences, Inc.                                 6,500               70,915
                                 Hydron Technologies, Inc.                                   2,900                  754
                                 ICU Medical, Inc.                                           1,600               41,664
                              +  IDEXX Laboratories, Inc.                                    2,500              126,850
                              +  I-Flow Corporation                                          1,100               15,928
                                 II-VI Incorporated                                            800               28,008
                              +  ILEX Oncology, Inc.                                         2,645               66,575
                              +  IMPAC Medical Systems, Inc.                                   600                8,010
                              +  INAMED Corporation                                          2,400              114,408
                              +  IVAX Corporation                                           14,143              270,838
                              +  Imclone Systems                                             4,721              249,505
                              +  Immucor, Inc.                                               2,550               63,112
                              +  ImmunoGen, Inc.                                             2,400               12,120
                              +  Immunomedics, Inc.                                          3,000                7,800
                              +  Impax Laboratories, Inc.                                    3,700               56,832
                              +  Incyte Genomics, Inc.                                       6,500               62,595
                              +  Indevus Pharmaceuticals, Inc.                               4,800               34,032
                              +  Inkine Pharmaceutical Company, Inc.                         1,400                7,098
                              +  Insmed Incorporated                                         4,200                7,056
                              +  Inspire Pharmaceuticals, Inc.                               2,300               36,179
                              +  Integra LifeSciences Holdings                               1,900               61,009
                              +  InterMune Inc.                                              2,800               33,012
                              +  IntraBiotics Pharmaceuticals, Inc.                             16                   64
                              +  Introgen Therapeutics, Inc.(d)                              3,500               21,980
                              +  Intuitive Surgical, Inc.                                    2,450               60,638
                                 Invacare Corp.                                              1,800               82,800
                              +  Inveresk Research Group, Inc.                               2,900              106,981
                              +  Inverness Medical Innovations, Inc.                           828               17,222
                              +  Isis Pharmaceuticals, Inc.                                  4,400               21,560
                              +  K-V Pharmaceutical Company (Class A)                        1,900               34,010
                              +  Kendle International Inc.                                   1,200                6,348
                              +  Kensey Nash Corporation                                     1,300               34,047
                              +  Kindred Healthcare, Inc.                                    2,190               53,436
                              +  Kinetic Concepts, Inc.                                      3,515              184,713
                              +  Kyphon Inc.                                                 1,900               47,082
                                 LCA-Vision Inc.                                             1,300               33,527
                              +  La Jolla Pharmaceutical Company                             3,700               11,285
                              +  Laboratory Corporation of America Holdings                  8,935              390,638
                                 Landauer, Inc.                                                400               18,772
                              +  The Langer Biomechanics Group, Inc.                           300                1,995
                              +  Large Scale Biology Corp.(d)                                1,000                  959
                              +  LecTec Corporation                                            800                1,080
                              +  Lexicon Genetics Incorporated                               2,100               13,839
                              +  Life Medical Sciences, Inc.                                 8,500                3,315
                              +  LifeCell Corporation                                        3,000               30,000
                              +  Lifecore Biomedical, Inc.                                     700                4,900
                              +  LifePoint Hospitals, Inc.                                   2,800               84,028
                              +  Ligand Pharmaceuticals Incorporated (Class B)               4,375               43,837
                              +  Lincare Holdings Inc.                                       6,500              193,115
                              +  MGI Pharma, Inc.                                            4,400              117,436
                              +  MIM Corporation                                             3,700               21,386
                              +  MacroChem Corporation                                       1,100                  891
                              +  Magellan Health Services, Inc.                              1,479               54,072
                                 Mannatech, Incorporated                                     1,300               18,226
                              +  Martek Biosciences Corporation                              2,200              107,008
                              +  Maxim Pharmaceuticals, Inc.(d)                              3,300                8,811
                              +  Medarex, Inc.                                               4,700               34,686
                              +  MedCath Corporation                                         1,900               30,058
                              +  The Med-Design Corporation                                    600                  582
                              +  Medical Action Industries Inc.                                800               13,302
                              +  The Medicines Company                                       2,870               69,282
                                 Medicis Pharmaceutical (Class A)                            3,000              117,120
                              +  Medis Technologies Ltd.(d)                                  1,030               11,577
                              +  MedQuist Inc.                                               1,000               13,050
                              +  Medwave, Inc.                                                 300                1,404
                                 Mentor Corporation                                          2,800               94,304
                                 Meridian Bioscience, Inc.                                     900               11,970
                              +  Merit Medical Systems, Inc.                                 2,768               41,824
                              +  Millennium Pharmaceuticals, Inc.                           17,638              241,817
                                 Mine Safety Appliances Company                              1,600               65,152
                              +  Molecular Devices Corporation                               1,000               23,570
                              +  Molina Healthcare Inc.                                      1,100               39,050
                              +  Myriad Genetics, Inc.                                       1,600               27,360

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine (continued)  +  NBTY Inc.                                                   4,200        $      90,552
                              +  NPS Pharmaceuticals, Inc.                                   2,240               48,787
                              +  Nabi Biopharmaceuticals                                     3,400               45,492
                              +  National Dentex Corporation                                   100                2,818
                                 National Healthcare Corporation                               400               11,400
                              +  Natrol, Inc.                                                  400                1,200
                                 Natures Sunshine Products, Inc.                               800               12,136
                              +  Natus Medical Incorporated                                  4,200               29,064
                              +  Nektar Therapeutics                                         5,200               75,296
                              +  NeoPharm, Inc.                                              2,786               23,848
                              +  Neose Technologies, Inc.                                    1,200                9,000
                              +  Neurocrine Biosciences, Inc.                                2,645              124,738
                              +  Neurogen Corporation                                        1,200                7,752
                              +  NitroMed, Inc.                                              2,100               50,064
                              +  Northfield Laboratories Inc.(d)                             2,100               28,077
                              +  Novavax, Inc.                                               2,400                7,488
                              +  Noven Pharmaceuticals, Inc.                                 2,100               43,764
                              +  Nutraceutical International Corporation                     1,400               19,726
                              +  Nuvelo, Inc.                                                3,121               30,835
                              +  OCA Inc.(d)                                                 3,700               17,538
                              +  OSI Pharmaceuticals, Inc.                                   2,413              148,303
                                 Oakley, Inc.                                                4,200               49,980
                              +  Ocular Sciences, Inc.                                       1,900               91,143
                              +  Odyssey Healthcare, Inc.                                    3,050               54,138
                                 Omnicare, Inc.                                              5,800              164,488
                              +  Onyx Pharmaceuticals, Inc.                                  2,300               98,923
                              +  OraSure Technologies, Inc.                                  4,575               28,823
                              +  OrthoLogic Corp.                                            4,100               28,864
                              +  Orthovita, Inc.                                             5,920               26,492
                              +  Oscient Pharmaceutical Corporation                          2,700                9,585
                              +  Osteotech, Inc.                                             3,300               13,002
                                 Owens & Minor, Inc.                                         2,300               58,420
                              +  PAREXEL International Corporation                           2,700               52,920
                              +  POZEN Inc.                                                  3,900               34,086
                              +  PRAECIS Pharmaceuticals Incorporated                        3,100                6,820
                              +  PSS World Medical, Inc.                                     5,600               56,224
                              +  PacifiCare Health Systems, Inc.                             4,560              167,352
                              +  Pain Therapeutics, Inc.                                     3,800               27,322
                              +  Palatin Technologies, Inc.                                    100                  291
                              +  Par Pharmaceutical Cos Inc.                                 1,700               61,081
                              +  Patterson Companies Inc.                                    3,900              298,584
                              +  Pediatric Services of America, Inc.                         1,180                9,641
                              +  Pediatrix Medical Group, Inc.                               1,500               82,275
                              +  Penwest Pharmaceuticals Co.                                 2,300               25,967
                              +  Peregrine Pharmaceuticals, Inc.                             8,500               13,515
                                 Perrigo Company                                             5,000              102,750
                              +  Pharmaceutical Product Development, Inc.                    3,500              126,000
                              +  Pharmacopeia Drug Discovery, Inc.                             700                3,430
                              +  Pharmacyclics, Inc.                                         2,290               23,610
                              +  Pharmion Corp.                                              1,900               98,222
                              +  Pharmos Corporation                                         5,200               14,612
                              +  Physiometrix, Inc.                                            100                  212
                                 PolyMedica Corporation                                      1,600               49,280
                              +  Priority Healthcare Corporation (Class B)                   2,700               54,405
                              +  Progenics Pharmaceuticals, Inc.                               500                7,325
                              +  Protein Design Labs, Inc.                                   5,500              107,690
                              +  Province Healthcare Company                                 2,300               48,116
                              +  ProxyMed, Inc.                                                300                2,991
                                 Psychemedics Corporation                                      125                1,500
                              +  Psychiatric Solutions, Inc.                                 1,366               34,628
                              +  Q-Med, Inc.                                                   700                5,033
                              +  Quidel Corporation                                          1,900                8,607
                              +  Radiologix, Inc.                                            1,100                3,905
                              +  Regeneration Technologies, Inc.                             1,600               12,832
                              +  Regeneron Pharmaceuticals, Inc.                             2,400               20,832
                              +  RehabCare Group, Inc.                                       1,200               27,636
                              +  Renal Care Group, Inc.                                      4,550              146,647
                              +  Repligen Corporation                                        1,900                3,572
                              +  Res-Care, Inc.                                              1,200               14,220
                              +  ResMed Inc.                                                 2,100               99,981
                              +  Respironics, Inc.                                           2,100              112,224
                              +  Retractable Technologies, Inc.                              1,300                5,902
                              +  Rita Medical Systems, Inc.                                    900                3,330
                              +  STAAR Surgical Company                                      2,400                7,920
                              +  STERIS Corporation                                          3,200               70,208
                              +  Salix Pharmaceuticals, Ltd.                                 2,700               58,104
                              +  Sangamo Biosciences, Inc.                                   1,300                6,331
                              +  Santarus Inc.                                                 800                7,256
                              +  Savient Pharmaceuticals Inc.                                3,700                8,510
                              +  SciClone Pharmaceuticals, Inc.                              2,700                9,612
                              +  Seattle Genetics, Inc.                                        700                4,599
                                 Select Medical Corporation                                  4,900               65,807
                              +  Sepracor Inc.                                               5,155              251,461
                              +  Serologicals Corporation                                    2,385               55,642
                              +  Sierra Health Services, Inc.                                2,100              100,653
                              +  Sirna Therapeutics, Inc.                                    2,015                6,166
                              +  Sola International Inc.                                     1,200               22,860
                              +  Sonic Innovations, Inc.                                     3,500               15,960
                              +  SonoSite, Inc.                                                800               20,840
                              +  Sparta Surgical Corporation                                 1,900                    -
                              +  Specialty Laboratories, Inc.                                  900                9,450
                              +  Spectrum Pharmaceuticals Inc.                                  16                  100
                              +  Star Scientific, Inc.(d)                                    4,600               27,232
                              +  Sunrise Assisted Living, Inc.(d)                            1,300               45,656

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine (concluded)  +  Sunrise Technologies International, Inc.                      400        $           1
                              +  SuperGen, Inc.                                              2,630               16,253
                              +  SurModics, Inc.(d)                                          1,900               45,125
                              +  Sybron Dental Specialties, Inc.                             2,300               68,287
                              +  Synovis Life Technologies, Inc.                             2,100               20,076
                              +  Tanox, Inc.                                                 3,800               64,106
                              +  Targeted Genetics Corporation                               8,500               11,475
                              +  Techne Corporation                                          2,500               95,450
                              +  Theragenics Corporation                                     1,900                6,935
                              +  Third Wave Technologies                                     1,900               13,072
                              +  Thoratec Laboratories Corporation                           5,000               48,100
                              +  Titan Pharmaceuticals, Inc.                                 2,800                6,664
                              +  Transgenomic, Inc.                                            900                1,044
                              +  Transkaryotic Therapies, Inc.                               2,500               44,325
                              +  Triad Hospitals, Inc.                                       4,146              142,788
                              +  Trimeris, Inc.                                              1,600               24,080
                              +  TriPath Imaging, Inc.                                       1,600               13,088
                              +  Tripos, Inc.                                                  700                2,982
                              +  U.S. Physical Therapy, Inc.                                   800               10,872
                              +  USANA Health Sciences, Inc.                                 1,700               59,160
                              +  United Surgical Partners International, Inc.                1,400               48,090
                              +  United Therapeutics Corporation                             2,100               73,353
                              +  Universal Display Corporation                               1,100                9,262
                                 Universal Health Services, Inc. (Class B)                   3,400              147,900
                              +  Urologix, Inc.                                              1,700               10,744
                                 Utah Medical Products, Inc.                                 1,100               19,800
                              +  VCA Antech, Inc.                                            5,040              103,975
                              +  VISX, Incorporated                                          2,300               47,380
                              +  VIVUS, Inc.                                                 2,400               10,800
                                 Valeant Pharmaceuticals International                       4,700              113,364
                              +  Valentis, Inc.                                                193                  511
                              +  Varian Medical Systems, Inc.                                7,720              266,880
                              +  Vasomedical, Inc.                                           2,300                2,415
                              +  VaxGen, Inc.                                                1,500               20,025
                              +  Ventana Medical Systems, Inc.                               1,400               70,616
                              +  Vertex Pharmaceuticals Incorporated                         4,462               46,851
                              +  Viasys Healthcare Inc.                                      1,500               25,095
                              +  Vical Incorporated                                          1,000                4,801
                              +  Vicuron Pharmaceuticals Inc.                                3,200               46,976
                              +  Vion Pharmaceuticals, Inc.                                  3,300               13,596
                              +  Viragen, Inc.                                               1,390                1,515
                              +  ViroPharma Incorporated                                       900                1,737
                              +  VistaCare, Inc. (Class A)                                   1,805               27,635
                                 Vital Signs, Inc.                                             800               25,584
                                 West Pharmaceutical Services, Inc.                          1,400               29,190
                              +  Wilson Greatbatch Technologies, Inc.                        2,100               37,569
                              +  Women First HealthCare, Inc.                                1,200                    4
                              +  Wright Medical Group, Inc.                                  1,400               35,168
                              +  XOMA Ltd.                                                   2,000                4,640
                              +  Zila, Inc.                                                  2,700               11,124
                              +  Zoll Medical Corporation                                      555               18,531
                              +  Zymogentics, Inc.                                           2,000               34,880
                                                                                                          --------------
                                                                                                             18,804,311

Electronics - 5.7%            +  8 X 8, Inc.(d)                                              7,300               27,448
                              +  ACE*COMM Corporation                                           56                   60
                              +  ADE Corporation                                               800               13,628
                              +  ANADIGICS, Inc.                                             2,200                7,414
                              +  APAC Customer Services Inc.                                 3,100                5,177
                              +  APW Ltd.                                                    3,800                    -
                              +  ATMI, Inc.                                                  1,800               36,864
                                 AVX Corporation                                             9,100              107,835
                              +  AXT, Inc.                                                   1,200                1,776
                              +  Actel Corp.                                                 2,900               44,080
                                 Acuity Brands, Inc.                                         2,400               57,048
                                 Acxiom Corp.                                                5,200              123,448
                              +  Advanced Energy Industries, Inc.                            1,900               17,651
                              +  Advanced Fibre Communications, Inc.                         4,000               63,600
                              +  Advanced Power Technology, Inc.                               500                4,255
                              +  Agere Systems Inc. (Class A)                               95,635              100,417
                                 Agilysys, Inc.                                              2,200               38,038
                              +  Airnet Communications Corporation                             200                   64
                              +  Alliance Fiber Optic Products, Inc.                         1,400                1,078
                              +  Alliance Semiconductor Corporation                          5,000               17,300
                              +  Alliant Techsystems Inc.                                    2,262              136,851
                              +  American Physicians Capital, Inc.                           1,200               36,744
                              +  American Technical Ceramics Corp.                             100                  900
                              +  Amkor Technology, Inc.                                     13,810               50,406
                              +  Amphenol Corp. (Class A)                                    5,405              185,175
                              +  Amtech Systems, Inc.                                          100                  428
                              +  Anaren Microwave, Inc.                                      1,200               16,152
                                 Anixter International Inc.                                  2,200               77,198
                              +  Applera Corporation - Celera Genomics Group                 4,100               47,929
                              +  Arris Group Inc.                                            5,200               27,144
                              +  Arrow Electronics, Inc.                                     5,600              126,448
                              +  Artisan Components, Inc.                                    1,400               40,754
                              +  Aspect Communications Corporation                           3,500               34,755
                              +  Asyst Technologies, Inc.                                    4,300               21,973
                              +  Atheros Communications                                      1,600               16,320
                              +  Atmel Corporation                                          27,600               99,912
                              +  Audiovox Corporation (Class A)                              2,200               37,048
                              +  Avanex Corporation                                          4,000                8,160
                              +  Avid Technology, Inc.                                       2,000               93,740
                              +  Avnet, Inc.                                                 6,564              112,376
                              +  Aware, Inc.                                                   900                2,133

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                            Shares
Industry++                       Common Stocks                                              Held                  Value
------------------------------------------------------------------------------------------------------------------------
Electronics (continued)       +  Axcelis Technologies, Inc.                                  6,400        $      52,992
                              +  Axsys Technologies, Inc.                                    1,800               25,018
                                 BEI Technologies, Inc.                                      1,500               41,100
                                 Badger Meter, Inc.                                            100                4,565
                                 Bel Fuse Inc. (Class A)                                       900               25,245
                                 Belden CDT Inc.                                             2,800               61,040
                              +  Bell Microproducts Inc.                                     3,335               25,880
                              +  Benchmark Electronics, Inc.                                 2,500               74,500
                                 Boston Acoustics, Inc.                                        200                2,580
                              +  Brooks Automation, Inc.                                     2,796               39,563
                              +  Bruker BioSciences Corporation                              5,300               18,338
                                 C&D Technologies, Inc.                                      1,100               20,922
                              +  CCC Information Services Group Inc.                           764               13,515
                              +  C-COR.net Corp.                                             2,600               21,970
                              +  CEVA, Inc.                                                  1,100                8,690
                              +  CHRONIMED Inc.                                                800                4,816
                              +  CMGI Inc.                                                  19,400               23,474
                                 CTS Corporation                                             2,200               27,720
                              +  Cabot Microelectronics Corporation                          1,900               68,875
                              +  Cadence Design Systems, Inc.                               15,400              200,816
                              +  CalAmp Corporation                                          2,600               18,512
                              +  California Micro Devices Corporation                        2,300               17,779
                              +  Caliper Life Sciences, Inc.                                 3,185               22,390
                              +  Captaris Inc.                                               1,900                8,094
                                 Celeritek, Inc.                                               500                1,720
                              +  Cepheid, Inc.                                               2,400               20,688
                                 Champion Industries, Inc.                                     700                2,674
                              +  Checkpoint Systems, Inc.                                    2,200               34,254
                              +  Cirrus Logic, Inc.                                          4,100               19,557
                              +  Coherent, Inc.                                              2,600               67,444
                                 Cohu, Inc.                                                  1,300               19,214
                              +  CommScope, Inc.                                             2,500               54,000
                              +  Computer Network Technology Corporation                     1,700                6,917
                              +  Comtech Telecommunications Corp.                            1,600               43,360
                              +  Conexant Systems, Inc.                                     36,848               59,325
                              +  Corvis Corporation(d)                                      28,800               23,040
                              +  Cox Radio, Inc. (Class A)                                   2,200               32,824
                              +  Credence Systems Corporation                                3,200               23,040
                              +  Cree, Inc.(d)                                               3,900              119,067
                              +  Cymer, Inc.                                                 2,205               63,195
                              +  Cypress Semiconductor Corporation                           7,200               63,648
                              +  DDi Corp.                                                   1,590                8,061
                              +  DSP Group, Inc.                                             2,700               56,835
                              +  Daktronics, Inc.                                            1,800               44,010
                              +  Dataram Corporation                                           100                  666
                              +  Digital Theater Systems Inc.                                  300                5,475
                              +  Dionex Corporation                                          1,600               87,520
                              +  Ducommun Incorporated                                         500               11,175
                              +  DuPont Photomasks, Inc.                                     2,200               37,488
                              +  Dynamic Research Corporation                                1,400               23,016
                              +  EFJ, Inc.                                                   2,800               18,760
                              +  EMCORE Corporation                                          1,900                3,724
                              +  EMS Technologies, Inc.                                        600               10,350
                              +  ESS Technology, Inc.                                        4,000               27,400
                              +  Electro Scientific Industries, Inc.                         2,500               43,375
                              +  Electroglas, Inc.(d)                                        1,700                5,066
                              +  Electronics for Imaging, Inc.                               4,000               64,960
                              +  eMagin Corporation                                            200                  200
                              +  Emerson Radio Corp.                                         1,700                4,505
                              +  Emulex Corporation                                          4,100               47,232
                              +  Energizer Holdings, Inc.                                    4,500              207,450
                              +  Energy Conversion Devices, Inc.                             1,100               14,586
                              +  Entrada Networks, Inc.                                         25                    3
                              +  Exar Corporation                                            3,900               55,224
                              +  Excel Technology, Inc.                                        100                2,582
                              +  FARO Technologies, Inc.                                     1,400               28,476
                              +  FEI Company                                                 2,000               39,520
                              +  FLIR Systems, Inc.                                          2,100              122,850
                              +  FSI International, Inc.                                     1,800                7,524
                              +  Fairchild Semiconductor Corporation                         5,600               79,352
                              +  FormFactor Inc.                                             1,300               25,181
                              +  FuelCell Energy, Inc.                                       2,900               29,725
                              +  GTC Biotherapeutics, Inc.                                   2,400                4,224
                              +  General Cable Corporation                                   2,300               24,472
                              +  Genesis Microchip Incorporated                              3,100               41,850
                              +  Getty Images, Inc.                                          3,200              176,960
                              +  Glenayre Technologies, Inc.                                   500                  900
                              +  Glowpoint, Inc.                                               200                  208
                                 Harman International Industries, Incorporated               3,800              409,450
                              +  Harmonic Inc.                                               4,300               28,595
                                 Harris Corporation                                          3,445              189,268
                              +  Harvard Bioscience, Inc.                                    1,520                6,688
                                 Hearst-Argyle Television, Inc.                              3,200               78,240
                              +  Herley Industries, Inc.                                     2,075               38,782
                              +  hi/fn, inc.                                                   447                3,920
                              +  Hollywood Entertainment Corporation                         3,600               35,532
                              +  Hungarian Telephone and Cable Corp.                           800                7,608
                              +  Hutchinson Technology Incorporated                          2,495               66,691
                              +  IRIS International Inc.                                     2,600               20,670
                              +  IXYS Corporation                                            2,000               14,360
                              +  Illumina, Inc.                                              1,900               11,229
                              +  Innovex, Inc.                                               3,935               16,015
                              +  Integrated Circuit Systems, Inc.                            3,900               83,850

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Electronics (continued)       +  Integrated Silicon Solution, Inc.                           2,000        $      14,540
                              +  Interactive Data Corporation                                4,500               84,690
                              +  Interlink Electronics, Inc.                                   100                  825
                              +  Intermagnetics General Corporation                          2,403               55,629
                              +  International Rectifier Corp.                               3,800              130,340
                                 Intersil Holding Corporation (Class A)                      8,115              129,272
                              +  Itron, Inc.                                                 2,300               40,135
                              +  Ixia                                                        2,100               20,412
                                 Keithley Instruments, Inc.                                    600               10,470
                              +  Kemet Corp.                                                 4,800               38,832
                              +  Kopin Corporation                                           4,200               17,094
                              +  Kulicke and Soffa Industries                                5,000               28,250
                              +  LAM Research Corp.                                          7,800              170,664
                              +  LCC International, Inc. (Class A)                             100                  318
                              +  Laserscope                                                  1,650               33,445
                              +  Lattice Semiconductor Corporation                           6,170               30,295
                              +  Leadis Technology Inc.                                        200                2,256
                              +  LeCroy Corporation                                            500                8,355
                              +  LightPath Technologies, Inc. (Class A)                        100                  491
                              +  Littelfuse Inc.                                             1,770               61,118
                              +  MEMC Electronic Materials, Inc.                            10,700               90,736
                              +  MKS Instruments, Inc.                                       2,853               43,708
                              +  MRV Communications, Inc.                                    6,287               15,718
                                 MTS Systems Corporation                                     2,200               46,750
                              +  M~WAVE, Inc.                                                  100                  118
                              +  Macromedia, Inc.                                            3,160               63,453
                              +  Mattson Technology, Inc.                                    1,800               13,842
                              +  Maxwell Technologies, Inc.                                    400                4,124
                              +  Mercury Computer Systems, Inc.                              1,400               37,688
                              +  Mestek, Inc.                                                  500                8,725
                                 Methode Electronics                                         2,100               26,859
                              +  Microsemi Corporation                                       3,600               50,760
                              +  Mobility Electronics, Inc.                                  1,700               14,008
                              +  Monolithic System Technology, Inc.                          2,155                9,353
                              +  Mykrolis Corporation                                        2,400               24,168
                              +  NETGEAR, Inc.                                               3,100               37,882
                              +  Nanogen, Inc.                                               1,825                6,990
                              +  Nanometrics Incorporated                                    2,000               22,820
                              +  Nanophase Technologies Corporation                          3,000               15,330
                              +  NeoMagic Corporation                                        1,600                1,664
                              +  Neoware Systems, Inc.                                       1,000                8,300
                              +  Netopia, Inc.                                               3,400                7,276
                              +  Newport Corporation                                         2,200               25,234
                              +  Novoste Corporation                                         1,000                1,640
                              +  Nu Horizons Electronics Corp.                                 800                5,080
                              +  ON Semiconductor Corporation                               15,350               48,046
                              +  OSI Systems, Inc.                                             700               11,270
                              +  OmniVision Technologies, Inc.                               4,400               62,260
                              +  Oplink Communications, Inc.                                 7,700               13,783
                              +  Optical Communication Products, Inc.                          400                  836
                              +  P-Com, Inc.                                                     4                    2
                              +  PDF Solutions, Inc.                                           200                2,430
                              +  PLX Technology, Inc.                                        1,500               10,815
                                 Park Electrochemical Corp.                                  1,150               24,380
                              +  ParkerVision, Inc.                                            800                3,160
                              +  Parlex Corporation                                          1,100                5,885
                              +  Paxson Communications Corporation                           3,600                4,860
                              +  Pemstar Inc.                                                2,700                4,914
                              +  Pericom Semiconductor Corporation                           1,500               14,490
                              +  Photon Dynamics, Inc.                                       1,600               32,480
                              +  Pinnacle Systems, Inc.                                      3,200               13,344
                              +  Pixelworks, Inc.                                            2,700               27,027
                              +  Planar Systems Inc.                                           900               10,089
                                 Plantronics, Inc.                                           2,600              112,424
                              +  Plexus Corporation                                          2,300               25,392
                              +  Powell Industries, Inc.                                       600               10,110
                              +  Power Integrations, Inc.                                    1,800               36,774
                              +  Powerwave Technologies, Inc.                                4,400               27,104
                                 Preformed Line Products Company                               900               27,162
                              +  Proxim Corporation (Class A)                               22,629               18,103
                              +  Quantum Corporation-DLT & Storage Systems                   6,100               14,091
                              +  QuickLogic Corporation                                        200                  484
                              +  REMEC, Inc.                                                 4,800               22,608
                              +  RF Micro Devices, Inc.                                     10,835               68,694
                              +  RadiSys Corporation                                           900               12,555
                              +  Rambus Inc.                                                 6,400              100,416
                              +  Rayovac Corporation                                         1,600               42,160
                                 Richardson Electronics, Ltd.                                  800                7,688
                              +  Robotic Vision Systems, Inc.                                  100                  119
                              +  Rofin-Sinar Technologies, Inc.                                900               26,442
                              +  Rudolph Technologies, Inc.                                  1,000               16,740
                              +  SAFLINK Corporation                                         5,900               15,458
                              +  SBS Technologies, Inc.                                      2,300               28,060
                              +  SCM Microsystems, Inc.                                        800                2,192
                              +  SIPEX Corporation                                           1,900                9,975
                              +  The Sagemark Companies Ltd.                                 1,200                3,300
                              +  ScanSoft, Inc.                                              6,318               25,777
                                 Seagate Technology(d)                                      26,700              360,984
                              +  Semitool, Inc.                                              1,100                8,349
                              +  Semtech Corporation                                         5,300              101,601
                              +  Sigmatel Incorporated                                       1,300               27,573
                              +  Sigmatron International, Inc.                               1,200               12,900
                              +  Silicon Image, Inc.                                         4,400               55,616
                              +  Silicon Laboratories Inc.                                   3,100              102,579

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Electronics (concluded)       +  Silicon Storage Technology, Inc.                            5,800        $      36,946
                              +  Siliconix Incorporated                                      1,800               64,494
                              +  SimpleTech, Inc.                                              600                2,196
                              +  Sirenza Microdevices, Inc.                                  3,300               13,992
                              +  SiRF Technology Holdings, Inc.                              1,700               24,191
                              +  Skyworks Solutions, Inc.                                    8,900               84,550
                              +  SmartDisk Corporation                                         100                   19
                              +  Somera Communications, Inc.                                 2,500                3,500
                                 SpectraLink Corporation                                     1,200               11,400
                              +  Standard Microsystems Corporation                           1,400               24,514
                              +  Stratex Networks, Inc.                                      5,000               11,200
                              +  Suntron Corp.                                                 200                  990
                              +  Superconductor Technologies Inc.                            4,320                4,709
                              +  Supertex, Inc.                                                100                1,943
                              +  SymmetriCom, Inc.                                           2,076               19,639
                              +  Synaptics Incorporated                                      2,300               46,368
                              +  TTM Technologies, Inc.                                      1,100                9,779
                              +  Taser International, Inc(d)                                 2,165               81,188
                              +  Technitrol, Inc.                                            1,900               37,050
                              +  Tegal Corporation                                          10,100               12,726
                              +  Tekelec                                                     3,700               61,716
                              +  Terayon Communication Systems, Inc.                         4,400                9,328
                              +  Tessera Technologies Inc.                                   1,500               33,150
                              +  Therma-Wave Inc.                                            5,500               18,700
                                 Thomas & Betts Corporation                                 11,165              299,445
                              +  Three-Five Systems, Inc.                                    1,300                3,562
                              +  Tollgrade Communications, Inc.                                800                7,032
                              +  Transmeta Corporation                                      10,000               12,600
                              +  TranSwitch Corporation                                      3,600                4,536
                              +  Tripath Technology Inc.                                     1,700                2,890
                              +  TriQuint Semiconductor, Inc.                                6,845               26,696
                              +  Triton Network Systems, Inc.                                  100                    3
                              +  Tvia, Inc.                                                    200                  296
                              +  Tweeter Home Entertainment Group, Inc.                      1,500                8,475
                              +  Ultralife Batteries, Inc.                                   1,500               15,255
                              +  Ultratech Stepper, Inc.                                     2,400               37,608
                                 United Industrial Corporation                               1,800               59,202
                                 Unitil Corporation                                            600               16,146
                              +  Valence Technology, Inc.                                    1,800                5,886
                              +  Varian Inc.                                                 2,050               77,634
                              +  Varian Semiconductor Equipment Associates, Inc.             2,200               67,980
                              +  Vialta, Inc.                                                  105                   24
                              +  ViaSat, Inc.                                                1,400               28,140
                                 Vicor Corporation                                           1,800               18,198
                              +  Virage Logic Corporation                                    1,300               16,029
                              +  Vishay Intertechnology, Inc.                                9,326              120,305
                              +  Vitesse Semiconductor Corporation                          12,600               34,398
                              +  Vyyo Inc.                                                      66                  372
                              +  WJ Communications, Inc.                                     3,600                8,784
                              +  Western Digital Corporation                                13,000              114,270
                              +  Western Wireless Corporation (Class A)                      5,900              151,689
                              +  YDI Wireless, Inc.                                             75                  186
                              +  Zebra Technologies Corporation (Class A)                    4,117              251,178
                              +  Zhone Technologies, Inc.                                    4,352               13,100
                              +  Zoran Corporation                                           3,361               52,835
                                                                                                          --------------
                                                                                                             10,836,091

Energy & Raw Materials -      +  AMIS Holdings, Inc.                                         3,600               48,672
2.9%                             APCO Argentina Inc.                                         1,000               33,240
                                 Alliance Resource Partners, L.P.                            1,500               83,505
                              +  Altair Nanotechnologies, Inc.                               8,900               13,439
                                 Arch Coal, Inc.                                             3,700              131,313
                              +  Atwood Oceanics, Inc.                                       1,400               66,556
                                 Barnwell Industries, Inc.                                     100                4,650
                              +  Brigham Exploration Company                                 2,400               22,560
                                 Buckeye Partners, LP                                        1,200               52,812
                                 CARBO Ceramics Inc.                                           900               64,926
                                 Cabot Oil & Gas Corporation (Class A)                       2,480              111,352
                              +  Canyon Resources Corporation                                5,600               21,280
                              +  Cimarex Energy Co.                                          2,481               86,686
                                 Compass Minerals International, Inc.                        1,700               37,740
                              +  Cooper Cameron Corporation                                  3,100              170,004
                              +  Dawson Geophysical Company                                  1,500               31,395
                              +  Denbury Resources Inc.                                      3,200               81,280
                              +  Diodes Incorporated                                           700               18,032
                              +  Dril-Quip, Inc.                                               700               15,610
                                 ENSCO International Incorporated                            8,820              288,149
                              +  Emex Corporation                                            4,203                   42
                                 Enterprise Products Partners LP(d)                         11,905              275,958
                              +  The Exploration Company of Delaware                         1,000                4,510
                              +  FMC Technologies, Inc.                                      3,100              103,540
                              +  Forest Oil Corporation                                      2,600               78,312
                              +  Friede Goldman Halter, Inc.                                   500                    -
                              +  Grant Prideco, Inc.                                         5,800              118,842
                              +  Grey Wolf, Inc.                                            10,800               52,812
                              +  Hanover Compressor Company                                  2,849               38,319
                              +  Headwaters Incorporated                                     2,700               83,322
                                 Helmerich & Payne, Inc.                                     2,700               77,463
                              +  Horizon Offshore, Inc.                                      4,800                3,360
                                 Hydril Company                                              1,800               77,310
                                 Inergy, LP                                                  1,900               51,946
                                 Joy Global Inc.                                             3,000              103,140
                              +  Kestrel Energy, Inc.                                          900                  540
                              +  Key Energy Services, Inc.                                   7,800               86,190

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Energy & Raw Materials        +  Kirby Corporation                                           1,500        $      60,225
(concluded)                   +  Liquidmetal Technologies (d)                                2,600                4,940
                                 Lufkin Industries, Inc.                                       300               11,166
                              +  Lynx Therapeutics, Inc.                                        14                   34
                              +  MAXXAM Inc.                                                   600               17,010
                                 Massey Energy Company                                       4,700              135,971
                              +  McDermott International, Inc.                               5,700               67,260
                                 NL Industries, Inc.                                         3,000               54,930
                                 Natural Resource Parnters L.P.                                200                8,030
                              +  Newpark Resources, Inc.                                     5,000               30,000
                                 Noble Energy, Inc.                                          3,400              198,016
                              +  Offshore Logistics, Inc.                                    2,200               75,724
                              +  Oil States International, Inc.                              1,400               26,180
                              +  Parker Drilling Company                                     9,600               35,232
                                 Peabody Energy Corporation                                  3,295              196,053
                                 Penn Virginia Corporation                                     800               31,672
                              +  Petroleum Development Corporation                           1,780               78,000
                                 Plains All American Pipeline, LP                            2,800              100,744
                              +  Prolong International Corporation                           5,700                1,311
                              +  Quantum Fuel Systems Technologies Worldwide, Inc.           1,300                7,085
                                 RGC Resources, Inc.                                           100                2,358
                                 Range Resources Corporation                                 5,000               87,450
                              +  Reliant Resources, Inc.                                    16,600              154,878
                              +  SEACOR SMIT Inc.                                            1,100               51,425
                              +  Smith International, Inc.                                   5,600              340,088
                              +  Southwestern Energy Company                                 3,000              125,970
                              +  Swift Energy Company                                        1,900               45,524
                                 TC Pipelines, LP                                            1,100               40,623
                                 Texas Genco Holdings, Inc.                                  4,600              214,590
                                 Tidewater Inc.                                              3,355              109,205
                              +  Trico Marine Services, Inc.(d)                              5,700                  855
                                 USEC Inc.                                                   4,000               41,480
                              +  Unit Corporation                                            2,400               84,192
                              +  W-H Energy Services, Inc.                                   2,900               60,175
                              +  Weatherford International Ltd.                              7,100              362,242
                                 Western Gas Resources, Inc.                                 3,800              108,642
                              +  Westmoreland Coal Company                                     500               12,800
                                 World Fuel Services Corporation                               600               21,480
                              +  Xanser Corporation                                          1,300                3,185
                                                                                                          --------------
                                                                                                              5,545,552

Energy & Utilities - 3.0%        AGL Resources Inc.                                          3,800              116,926
                                 ALLETE, Inc.                                                1,897               61,642
                              +  ATG Inc.                                                    1,100                   11
                              +  Active Power, Inc.                                          3,500                9,625
                                 Alliant Energy Corporation                                  6,200              154,256
                                 American States Water Company                                 950               23,655
                                 Aqua America Inc.                                           4,613              101,993
                              +  Aquila, Inc.                                                7,810               24,367
                                 Artesian Resources Corporation (Class A)                      150                4,077
                                 Atmos Energy Corporation                                    4,100              103,279
                                 Avista Corporation                                          2,900               52,490
                                 BIW Limited                                                   200                3,748
                              +  Beacon Power Corporation                                    7,730                4,097
                                 Black Hills Corporation                                     1,800               50,004
                                 CH Energy Group, Inc.                                         900               41,220
                                 California Water Service Group                                900               26,433
                                 Cascade Natural Gas Corporation                               800               16,984
                              +  Catalytica Energy Systems, Inc.                             2,766                5,836
                                 Central Vermont Public Service Corporation                  1,700               34,187
                                 Chesapeake Utilities Corporation                            1,400               35,140
                                 Cleco Corporation                                           2,800               48,272
                                 Connecticut Water Service, Inc.                               400               10,576
                                 DPL Inc.                                                    8,435              173,592
                                 Delta Natural Gas Company, Inc.                               100                2,698
                                 Duquesne Light Holdings Inc.                                4,100               73,636
                              +  El Paso Electric Company                                    3,900               62,673
                                 Empire District Electric Company                            2,700               55,485
                                 Energen Corporation                                         2,400              123,720
                                 Energy East Corporation                                     7,800              196,404
                              +  Energy West Incorporated                                      200                1,220
                                 EnergySouth, Inc.                                             450               12,262
                                 Equitable Resources, Inc.                                   3,790              205,835
                                 Florida Public Utilities Company                              133                2,281
                                 Great Plains Energy Incorporated                            5,100              148,665
                                 Green Mountain Power Corporation                            1,000               26,050
                                 Hawaiian Electric Industries, Inc.                          4,720              125,269
                                 IDAcorp Inc.                                                2,100               61,026
                                 The Laclede Group, Inc.                                     2,000               58,460
                                 MDU Resources Group                                         5,750              151,398
                                 MGE Energy, Inc.                                              300                9,546
                                 Middlesex Water Company                                       466                8,351
                              +  NRG Energy, Inc.                                            5,430              146,284
                                 NSTAR                                                       3,100              152,210
                              +  NUI Corporation                                             2,800               37,352
                                 National Fuel Gas Company                                   4,650              131,734
                                 New Jersey Resources Corporation                            2,140               88,596
                                 Northeast Utilities                                         8,200              158,998
                                 Northwest Natural Gas Company                               1,600               50,768
                                 OGE Energy Corp.                                            5,000              126,150
                                 ONEOK, Inc.                                                 5,790              150,656
                                 Otter Tail Company                                          1,200               30,600

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Energy & Utilities               PNM Resources Inc.                                          3,400        $      76,534
(concluded)                      Pennichuck Corporation                                        133                3,245
                                 Pepco Holdings, Inc.                                       10,273              204,433
                                 PetroCorp Incorporated (Escrow Shares)                        600                    -
                                 Piedmont Natural Gas Company, Inc.                          2,300              101,062
                                 Puget Energy, Inc.                                          5,500              124,850
                                 Questar Corporation                                         4,700              215,354
                                 SCANA Corporation                                           6,300              235,242
                              +  SEMCO Energy, Inc.                                          5,800               31,842
                                 SJW Corp.                                                     300                9,906
                              +  Sierra Pacific Resources                                    6,600               59,070
                                 South Jersey Industries, Inc.                                 800               38,200
                              +  Southern Union Company                                      4,542               93,111
                                 Southwest Gas Corporation                                   1,600               38,320
                                 Southwest Water Company                                     1,426               17,469
                              +  Streicher Mobile Fueling, Inc.                                600                  930
                                 UGI Corporation                                             3,280              122,213
                                 UIL Holdings Corporation                                    1,400               68,866
                                 UniSource Energy Corporation                                2,600               63,310
                                 Vectren Corporation                                         3,400               85,612
                              +  Veritas DGC  Inc.                                           2,940               66,973
                                 WGL Holdings Inc.                                           2,200               62,172
                                 WPS Resources Corporation                                   2,100               94,479
                                 Westar Energy, Inc.                                         5,225              105,545
                                 Wisconsin Energy Corporation                                7,380              235,422
                                                                                                          --------------
                                                                                                              5,654,897

Environmental Control - 0.0%  +  Darling International Inc.                                    600                2,586

Finance - 0.1%                   American Mortgage Acceptance Company                          500                8,225
                                 Bingham Financial Services Corporation (Escrow Shares)        700                    -
                              +  CRIIMI MAE, Inc.                                            3,100               45,508
                              +  The First Marblehead Corporation                            3,300              153,120
                              +  Frontline Capital Group                                       300                    -
                                                                                                          --------------
                                                                                                                206,853

Financial Services - 0.4%        Apollo Investment Corporation                               2,900               41,035
                                 Genworth Financial, Inc. (Class A)                         29,700              692,010
                                 Greenhill & Co., Inc.                                         700               16,520
                                 NewAlliance Bancshares, Inc.                                5,400               77,490
                                                                                                          --------------
                                                                                                                827,055

Food & Agricultural - 2.1%    +  7-Eleven, Inc.                                              6,900              137,862
                                 Alico, Inc.                                                   400               17,040
                                 American Italian Pasta Company (Class A)                    1,200               31,380
                                 The Andersons, Inc.                                           300                6,255
                              +  Atlantic Premium Brands, Ltd.                                 600                  570
                              +  Bridgford Foods Corporation                                   500                4,150
                                 Bunge Limited                                               6,800              271,864
                              +  Cagle's Inc. (Class A)                                        200                2,592
                              +  Chiquita Brands International, Inc.                         1,802               31,373
                                 Coca-Cola Bottling Co. Consolidated                           400               21,608
                                 Corn Products International, Inc.                           2,200              101,420
                              +  Cuisine Solutions, Inc.                                     1,200                2,400
                              +  Dairy Mart Convenience Stores, Inc.                           500                    -
                              +  Dean Foods Company                                          8,761              263,005
                              +  Del Monte Foods Company                                    13,100              137,419
                                 Delta and Pine Land Company                                 2,300               61,525
                              +  Eden Bioscience Corporation                                 2,700                1,188
                              +  Embrex, Inc.                                                  400                5,408
                                 Farmer Brothers Co.                                           200                5,346
                              +  Fisher Communications, Inc.                                   100                4,800
                                 Flowers Foods, Inc.                                         2,675               69,149
                              +  Fresh Brands, Inc.                                            900                6,975
                                 Fresh Del Monte Produce Inc.                                4,500              112,095
                              +  Gehl Company                                                1,100               21,725
                              +  Glacier Water Services, Inc.                                  200                4,160
                                 Golden Enterprises, Inc.                                      600                1,650
                              +  Green Mountain Coffee, Inc.                                   400                8,408
                              +  Griffin Land & Nurseries, Inc.                              1,000               23,500
                              +  Hain Celestial Group, Inc.                                  2,200               38,896
                              +  Hansen Natural Corporation                                  1,100               26,334
                              +  Harris & Harris Group, Inc.                                 2,000               20,680
                              +  Hines Horticulture, Inc.                                    4,100               12,587
                                 Hormel Foods Corporation                                    7,890              211,294
                              +  Imperial Sugar Company (New Shares)                            12                  167
                                 Ingles Markets, Incorporated (Class A)                      1,800               21,708
                              +  Ionatron Inc.                                               2,165               17,212
                              +  J & J Snack Foods Corp.                                       500               21,440
                                 The J.M. Smucker Company                                    3,319              147,397
                              +  John B. Sanfilippo & Son, Inc.                                600               15,720
                                 Kraft Foods Inc. (Class A)                                 17,480              554,466
                                 Lance, Inc.                                                 1,700               27,455
                              +  Lifeway Foods, Inc.(d)                                        900                9,432
                              +  M&F Worldwide Corp.                                         1,000               13,010
                                 MGP Ingredients, Inc.                                       1,600               15,872
                                 Marsh Supermarkets, Inc. (Class B)                            700                7,840
                              +  Maui Land & Pineapple Company, Inc.                           400               12,660
                              +  Monterey Pasta Company                                        700                2,353
                                 Nash-Finch Company                                          1,520               47,804
                              +  Neogen Corporation                                            875               17,089
                              +  The Pantry, Inc.                                            1,300               32,721
                              +  Peets Coffee & Tea Inc.                                       700               16,373
                                 PepsiAmericas, Inc.                                         8,227              157,136

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Food & Agricultural           +  Performance Food Group Company                              3,800        $      90,060
(concluded)                      Pilgrim's Pride Corporation                                 4,100              111,028
                              +  Provena Foods Inc.                                          1,200                  792
                                 Ralcorp Holdings, Inc.                                      1,732               62,525
                                 Rocky Mountain Chocolate Factory, Inc.                        660                8,250
                                 Sanderson Farms, Inc.                                       1,150               38,468
                              +  The Scotts Company (Class A)                                1,900              121,885
                              +  Seneca Foods Corporation (Class A)                            200                3,650
                              +  Smart & Final Inc.                                          1,700               28,492
                              +  Smithfield Foods, Inc.                                      7,100              177,500
                              +  Spartan Stores, Inc.                                          800                3,208
                              +  Spectrum Organic Products, Inc.                             2,200                1,452
                                 Standard Commercial Corporation                               700               11,025
                                 Tasty Baking Company                                          400                3,200
                              +  Tejon Ranch Co.                                               200                7,530
                              +  Terra Industries, Inc.                                      4,600               39,836
                                 Tootsie Roll Industries, Inc.                               2,999               87,631
                                 Tyson Foods, Inc. (Class A)                                20,158              322,931
                              +  United Natural Foods, Inc.                                  3,200               85,120
                              +  Wild Oats Markets, Inc.                                     3,500               30,240
                              +  Willamette Valley Vineyards, Inc.                             800                1,760
                              +  Zanett, Inc.                                                  500                1,825
                                 Zapata Corporation                                            100                5,935
                                                                                                          --------------
                                                                                                              4,046,856


Gold - 0.2%                   +  Glamis Gold Ltd.                                            7,900              147,967
                              +  Gold Reserve Inc.                                           2,200               10,274
                              +  Hanover Gold Company, Inc.                                 13,100                  917
                              +  MK Resources Company                                        2,000                5,500
                              +  Meridian Gold Inc.                                          5,580               93,298
                                 Royal Gold, Inc.                                            2,835               48,422
                              +  U.S. Gold Corporation                                      12,700                6,477
                                                                                                          --------------
                                                                                                                312,855


Insurance - 3.8%                 21st Century Insurance Group                                5,300               70,755
                                 Alfa Corporation                                            3,500               48,860
                              +  Alleghany Corporation                                         522              142,454
                              +  Allmerica Financial Corporation                             3,800              102,144
                                 American Equity Investment Life Holding Company             1,100               10,439
                                 American Financial Group, Inc.                              4,300              128,527
                              +  American Medical Security Group, Inc.                         600               19,194
                                 American National Insurance Company                         1,700              164,543
                                 AmerUs Group Co.                                            2,800              114,800
                              +  Arch Capital Group Ltd.                                     2,705              105,333
                              +  Argonaut Group, Inc.                                        1,700               31,739
                                 Arthur J. Gallagher & Co.                                   4,800              159,024
                                 Assurant, Inc.                                              7,805              202,930
                              +  Atlantic American Corporation                                 700                2,149
                                 Baldwin & Lyons, Inc. (Class B)                               850               21,454
                                 Berkley (W.R.) Corporation                                  5,085              214,384
                                 Bristol West Holdings, Inc.                                 3,280               56,219
                                 Brown & Brown                                               3,400              155,380
                              +  CNA Financial Corporation                                  14,829              356,044
                              +  CNA Surety Corporation                                        800                8,480
                              +  Clark, Inc.                                                 1,100               14,894
                                 The Commerce Group, Inc.                                    1,900               91,960
                              +  Conseco, Inc.                                               8,100              143,046
                                 Crawford & Company (Class B)                                3,000               20,100
                                 Delphi Financial Group, Inc. (Class A)                      1,900               76,323
                                 Donegal Group Inc. (Class B)                                1,566               30,098
                                 EMC Insurance Group, Inc.                                     500               10,505
                                 Erie Indemnity Company (Class A)                            3,500              178,570
                                 FBL Financial Group, Inc. (Class A)                           800               20,952
                                 FMS Financial Corporation                                     400                6,412
                              +  FPIC Insurance Group, Inc.                                    600               15,510
                                 Fidelity National Financial, Inc.                           9,942              378,790
                                 The First American Financial Corporation                    4,435              136,731
                                 First United Corporation                                      400                8,076
                                 Fremont General Corporation                                 4,800              111,120
                                 Great American Financial Resources, Inc.                    2,910               44,494
                                 HCC Insurance Holdings, Inc.                                3,700              111,555
                                 Harleysville Group Inc.                                     1,800               37,188
                                 Hilb, Rogal and Hamilton Company                            1,900               68,818
                                 Horace Mann Educators Corporation                           2,400               42,192
                                 Independence Holding Company                                  720               12,722
                                 Infinity Property and Casualty Corporation                  2,100               62,013
                                 Kansas City Life Insurance Company                            400               16,624
                                 LandAmerica Financial Group, Inc.                           1,200               54,600
                                 The Liberty Corporation                                     1,200               47,688
                              +  Markel Corporation                                            600              185,040
                              +  Meadowbrook Insurance Group, Inc.                             400                1,948
                                 Merchants Group, Inc.                                         100                2,325
                                 Mercury General Corporation                                 2,900              153,381
                                 NYMAGIC, Inc.                                                 600               13,134
                              +  National Medical Health Card Systems, Inc.                  1,000               20,900
                                 Nationwide Financial Services, Inc. (Class A)               3,300              115,863
                              +  The Navigators Group, Inc.                                    800               23,392
                                 Odyssey Re Holdings Corp.                                   3,700               82,066
                              +  Ohio Casualty Corporation                                   4,600               96,278
                                 Old Republic International Corporation                     10,650              266,570
                              +  PICO Holdings, Inc.                                           700               13,321
                              +  PMA Capital Corporation (Class A)                           4,195               31,672
                                 The PMI Group, Inc.                                         5,000              202,900

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Insurance (concluded)         +  Penn Treaty American Corporation                            1,000        $       1,700
                                 Penn-America Group, Inc.                                      750               10,208
                              +  Philadelphia Consolidated Holding Corp.                     1,300               71,656
                                 The Phoenix Companies, Inc.                                 5,600               58,352
                                 Presidential Life Corporation                               1,800               30,924
                              +  ProAssurance Corporation                                    2,300               80,546
                                 Protective Life Corporation                                 3,700              145,447
                                 RLI Corp.                                                     900               33,795
                              +  RTW, Inc.                                                     200                1,420
                                 Radian Group Inc.                                           5,044              233,184
                                 Reinsurance Group of America, Incorporated                  3,300              135,960
                              +  SCPIE Holdings  Inc.                                          400                3,588
                                 Selective Insurance Group, Inc.                             2,300               85,560
                                 StanCorp Financial Group, Inc.                              1,600              113,920
                                 State Auto Financial Corporation                            1,625               47,044
                                 Sterling Financial Corporation                              1,250               33,550
                                 Stewart Information Services Corporation                      900               35,460
                                 Transatlantic Holdings, Inc.                                4,031              219,085
                              +  Triad Guaranty Inc.                                           900               49,932
                                 UICI                                                        3,800              124,412
                              +  U.S.I. Holdings Corporation                                 1,200               16,380
                              +  Unico American Corporation                                    300                1,875
                                 United Fire & Casualty Company                                600               34,398
                              +  United National Group, Ltd.                                 2,200               31,944
                                 Unitrin, Inc.                                               3,800              157,966
                              +  Universal American Financial Corp.                          3,200               41,376
                                 Vesta Insurance Group, Inc.                                 1,900                8,531
                              +  WellChoice Inc.                                             4,500              167,985
                                 Zenith National Insurance Corp.                             1,700               71,927
                                                                                                          --------------
                                                                                                              7,112,748

International Oil - 0.3%      +  ATP Oil & Gas Corporation(d)                                3,700               45,066
                                 GlobalSantaFe Corporation                                  15,389              471,673
                                                                                                          --------------
                                                                                                                516,739

Liquor - 0.2%                 +  The Boston Beer Company, Inc. (Class A)                       600               15,120
                              +  Central European Distribution Corporation                   1,875               41,887
                              +  The Chalone Wine Group, Ltd.                                1,900               19,990
                              +  Constellation Brands, Inc. (Class A)                        5,440              207,046
                                 Genesee Corporation (Class B)                               1,000                2,000
                                 National Beverage Corp.                                     2,300               18,584
                                 Pyramid Breweries Inc.                                        100                  219
                              +  The Robert Mondavi Corporation (Class A)                    1,300               50,921
                                                                                                          --------------
                                                                                                                355,767

Machinery - 0.0%              +  Global Power Equipment Group Inc.                             600                4,446

Materials & Services - 0.0%      Anchor Glass Container Corporation                            200                1,642
                              +  Polymer Group, Inc. (Class B)                                   3                   33
                                                                                                          --------------
                                                                                                                  1,675

Media - 5.2%                     A.H. Belo Corporation (Class A)                             6,580              148,313
                              +  AMC Entertainment Inc.                                      2,200               42,108
                              +  Acme Communications, Inc.                                   1,000                5,950
                              +  Adolor Corporation                                          3,000               33,750
                                 Advanced Marketing Services, Inc.                           1,100               11,869
                              +  America's Car-Mart, Inc.                                      500               16,875
                                 Banta Corporation                                           1,400               55,650
                              +  Beasley Broadcast Group, Inc. (Class A)                       400                6,280
                                 Blockbuster Inc. (Class A)(d)                               3,900               29,601
                              +  CNET Networks, Inc.                                         8,600               78,690
                              +  CTN Media Group, Inc.                                          50                    -
                              +  Cablevision Systems Corporation (Class A)                  12,500              253,500
                                 Cadmus Communications Corporation                             600                8,820
                              +  Charter Communications, Inc. (Class A)(d)                  17,600               46,816
                              +  Citadel Broadcasting Company                                6,500               83,330
                              +  Consolidated Graphics, Inc.                                   500               20,950
                              +  Cox Communications, Inc. (Class A)                         36,975            1,224,982
                              +  Cross Media Marketing Corporation                              29                    -
                              +  Crown Media Holdings, Inc. (Class A)                        4,600               38,410
                              +  Cumulus Media Inc. (Class A)                                3,365               48,422
                              +  The DIRECTV Group, Inc.                                    86,245            1,517,050
                              +  Daily Journal Corporation                                     100                3,400
                                 The E.W. Scripps Company (Class A)                         10,240              489,267
                              +  EchoStar Communications Corporation (Class A)              15,765              490,607
                              +  Emmis Communications Corporation (Class A)                  4,300               77,658
                              +  Entercom Communications Corp.                               2,700               88,182
                              +  Entravision Communications Corporation (Class A)            3,000               22,830
                              +  Fox Entertainment Group, Inc. (Class A)                    25,550              708,757
                              +  Gartner Group, Inc. (Class A)                               4,980               58,216
                              +  Gaylord Entertainment Company                               2,020               62,620
                                 Gray Television, Inc.                                       1,000               11,900
                                 Hollinger International Inc.                                4,580               79,188
                                 IAC/InterActiveCorp                                        43,372              955,051
                              +  iBEAM Broadcasting Corporation                                 80                    -
                              +  Information Holdings Inc.                                   1,400               38,122
                              +  Insight Communications Company, Inc.                        5,400               47,520
                              +  Intraware, Inc.                                               200                  234
                                 John Wiley & Sons, Inc. (Class A)                           3,900              124,605
                                 Journal Communications, Inc.                                5,500               96,470
                              +  Journal Register Co.                                        1,300               24,570

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Media (concluded)                Lee Enterprises, Incorporated                               2,600        $     120,484
                              +  Liberty Media International, Inc.                          10,125              337,790
                              +  Lifeline Systems, Inc.                                        400                9,768
                              +  Lin TV Corp. (Class A)                                      2,700               52,596
                              +  Lynch Interactive Corporation                                 100                3,450
                              +  Martha Stewart Living Omnimedia, Inc. (Class A)(d)          2,800               43,960
                                 The McClatchy Company (Class A)                             2,900              205,407
                                 Media General, Inc. (Class A)                               1,300               72,735
                              +  Mediacom Communications Corporation                         4,600               30,038
                                 Metro-Goldwyn-Mayer Inc.                                   13,254              153,349
                              +  Network Equipment Technologies, Inc.                        1,400                9,254
                              +  New Frontier Media, Inc.                                    3,000               23,130
                              +  Nexstar Broadcasting Group, Inc.                            2,500               21,300
                              +  PRIMEDIA Inc.                                              15,834               37,210
                              +  Penton Media, Inc.                                          1,700                  272
                              +  Playboy Enterprises, Inc.                                     800                8,032
                                 Pulitzer Inc.                                                 600               29,640
                              +  Radio One, Inc. (Class A)                                   5,000               71,450
                              +  Raindance Communications, Inc.                              3,300                5,181
                                 The Reader's Digest Association, Inc. (Class A)             5,200               75,868
                                 Regal Entertainment Group (Class A)                         3,300               63,030
                              +  Regent Communications, Inc.                                 1,900               10,754
                              +  Saga Communications, Inc. (Class A)                           425                7,204
                              +  Salem Communications Corporation (Class A)                  1,000               25,320
                              +  Scholastic Corporation                                      2,610               80,623
                                 Sinclair Broadcast Group, Inc. (Class A)                    5,200               37,960
                              +  The Source Information Management Company                   3,030               29,452
                              +  Spanish Broadcasting System, Inc. (Class A)                 4,000               39,360
                                 Thomas Nelson, Inc.                                           800               15,640
                              +  TiVo Inc.                                                   6,865               45,446
                                 Traffix, Inc.                                               3,300               19,503
                              +  USTMAN Technologies, Inc.                                  22,800                  456
                              +  United Capital Corp.                                        1,800               41,130
                              +  UniverCell Holdings, Inc.                                   9,900                   14
                              +  Valassis Communications, Inc.                               2,400               70,992
                              +  ValueVision International, Inc. (Class A)                   2,200               29,458
                                 The Washington Post Company (Class B)                         525              483,000
                              +  Westwood One, Inc.                                          6,200              122,574
                              +  XM Satellite Radio Holdings Inc. (Class A)                 11,175              346,649
                              +  Young Broadcasting Inc. (Class A)                           2,400               26,088
                                                                                                          --------------
                                                                                                              9,856,130

Miscellaneous-0.1%               Chemed Corporation                                            600               33,444
                              +  Coinstar, Inc.                                              2,300               53,590
                                 Ennis Business Forms, Inc.                                    400                8,568
                              +  Gerber Scientific, Inc.                                     1,400                9,226
                              +  Kaiser Ventures LLC (Series A)                                200                    -
                                                                                                          --------------
                                                                                                                104,828

Miscellaneous Finance - 9.3%     1st Source Corporation                                      1,000               25,640
                              +  ACE Cash Express, Inc.                                      1,240               32,290
                                 A.G. Edwards, Inc.                                          4,950              171,369
                                 AMCORE Financial, Inc.                                      1,500               42,570
                                 ASB Financial Corp.                                           300                6,390
                              +  Accredited Home Lenders Holding Company                     1,700               65,484
                                 Advanta Corp.                                               1,700               38,760
                              +  Affiliated Managers Group, Inc.                             1,700               91,018
                                 Agree Realty Corporation                                    1,400               39,760
                                 Alliance Capital Management Holding LP                      5,500              195,250
                                 Allied Capital Corporation (d)                              7,970              194,388
                              +  AmerAlia, Inc.                                                900                  522
                                 American Capital Strategies, Ltd.                           5,100              159,834
                                 American Financial Realty Trust                             8,300              117,113
                                 American Home Mortgage Investment Corp.                     2,344               65,515
                              +  AmeriCredit Corp.                                           8,150              170,172
                              +  Ameritrade Holding Corporation                             26,780              321,628
                              +  Ampal-American Israel Corporation (Class A)                   100                  345
                                 Anchor Bancorp, Inc.                                        1,600               41,440
                                 Astoria Financial Corporation                               4,500              159,705
                                 Atlantic Realty Trust                                         300                5,157
                              +  Atlantis Plastics, Inc.                                       400                6,008
                                 BNP Residential Properties, Inc.                              300                4,104
                              +  BOK Financial Corporation                                   3,101              138,336
                                 BP Prudhoe Bay Royalty Trust                                2,100               82,950
                              +  BankUnited Financial Corporation (Class A)                  2,735               79,725
                                 Banner Corporation                                            600               17,640
                                 Bay View Capital Corporation                                2,800               46,088
                              +  Berkshire Hathaway Inc. (Class A)                              69            5,978,850
                              +  Berkshire Hathaway Inc. (Class B)                              69              198,099
                                 BlackRock, Inc.                                             1,100               80,839
                              +  Boca Resorts, Inc. (Class A)                                1,300               24,141
                                 CIT Group Inc.                                             13,260              495,791
                                 CVB Financial Corp.                                         2,350               52,217
                                 Capital Corp of the West                                      300               12,900
                              +  Capitalsource Inc.                                          6,100              136,274
                                 Cascade Financial Corporation                                 412                6,880
                                 Cash America International, Inc.                            1,700               41,582
                                 Cathay Bancorp, Inc.                                        3,022              112,388
                                 Cedar Shopping Centers Inc.                                 1,100               15,345
                                 Central Pacific Financial Corp.                             2,476               68,139
                              +  Cenveo Inc.                                                 3,000               10,500
                              +  Ceres Group, Inc.                                           1,700                9,265
                                 Charter Financial Corporation                                 500               16,965

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Miscellaneous Finance            Charter Municipal Mortgage Acceptance Company               2,700        $      59,373
(continued)                      Chicago Mercantile Exchange                                 2,260              364,538
                              +  Citizens, Inc.(d)                                           1,039                6,203
                                 Coastal Financial Corporation                                 572                8,042
                                 Commercial Capital Bancorp, Inc.                            4,122               93,528
                                 Commercial Federal Corporation                              2,500               67,450
                              +  CompuCredit Corporation                                     1,900               35,378
                              +  Corrections Corporation of America                          2,000               70,720
                                 Cotton States Life Insurance Company                        1,600               31,520
                                 Cross Timbers Royalty Trust                                 1,156               38,356
                              +  Danielson Holding Corporation                                 700                4,263
                                 Dime Community Bancshares                                   3,700               62,160
                                 Downey Financial Corp.                                      1,200               65,952
                                 ESB Financial Corporation                                     629                8,617
                                 Eastern Virginia Bankshares, Inc.                             300                6,903
                                 Eaton Vance Corp.                                           3,900              157,521
                              +  Encore Capital Group, Inc.                                  1,300               24,505
                              +  ePlus inc.                                                  2,500               26,153
                              +  eSPEED, Inc. (Class A)                                      1,900               18,677
                              +  The FINOVA Group Inc.                                         900                   99
                                 Falcon Financial Investment Trust                           4,000               32,360
                                 Fidelity Bankshares, Inc                                      900               33,471
                              +  Financial Federal Corporation                               1,100               41,228
                              +  Financial Industries Corporation                              600                5,100
                                 First Albany Companies Inc.                                 2,400               21,936
                                 First Community Bancorp                                     1,000               41,000
                                 First Defiance Financial Corp.                                400               10,404
                                 First Financial Corporation                                   800               25,136
                                 First Financial Holdings, Inc.                              1,400               43,764
                                 First Indiana Corporation                                     500               10,050
                                 First Place Financial Corp.                                   615               12,300
                                 First Union Real Estate Equity & Mortgage Investments       6,356               19,767
                              +  FirstFed Financial Corp.                                      800               39,104
                                 Flagstar Bancorp, Inc.                                      3,700               78,736
                                 Flushing Financial Corporation                                750               14,257
                                 Friedman, Billings, Ramsey Group, Inc. (Class A)            8,310              158,721
                                 Gabelli Asset Management Inc. (Class A)                       400               17,140
                              +  Giant Industries, Inc.                                      1,555               37,787
                                 Glacier Bancorp, Inc.                                         537               15,659
                                 Greater Delaware Valley Savings Bank                          710               21,797
                                 GreenPoint Financial Corp.                                  7,950              367,767
                                 HMN Financial, Inc.                                           900               24,966
                                 Heritage Financial Corporation                                400                8,240
                                 Hudson River Bancorp, Inc.                                  1,500               28,470
                                 Hugoton Royalty Trust                                       3,400               95,370
                                 Humphrey Hospitality Trust, Inc.                              300                1,173
                                 IBERIABANK Corporation                                        800               46,176
                              +  ITLA Capital Corporation                                      200                9,240
                                 Independence Community Bank Corp.                           5,168              201,810
                              +  Independence Federal Savings Bank                             242                4,114
                                 Independent Bank Corporation (Michigan)                     1,142               30,834
                                 IndyMac Bancorp, Inc.                                       4,000              144,800
                              +  Innsuites Hospitality Trust                                   800                1,248
                              +  Instinet Group Incorporated                                16,200               81,486
                                 International Bancshares Corporation                        2,665               97,939
                              +  Investment Technology Group, Inc.                           3,000               45,900
                                 Investors Financial Services                                4,300              194,059
                              +  iPayment Holdings, Inc.                                     1,400               56,224
                                 Jefferies Group, Inc.                                       3,300              113,751
                              +  KFx Inc.                                                    1,700               13,107
                                 KNBT Bancorp Inc.                                           1,790               30,144
                              +  Knight Trading Group, Inc. (Class A)                        6,900               63,687
                              +  La Quinta Corporation                                       8,600               67,080
                              +  LabOne, Inc.                                                1,800               52,614
                              +  LaBranche & Co. Inc.                                        3,300               27,885
                              +  Ladenburg Thalmann Financial Services Inc.                  1,707                  853
                                 Legg Mason, Inc.                                            6,113              325,613
                                 Leucadia National Corporation                               3,893              220,538
                              +  Liberty Self-Stor, Inc.                                     6,000                3,300
                                 Lincoln Bancorp                                             1,000               19,000
                              +  Lipid Sciences, Inc.                                        1,000                5,010
                                 MAF Bancorp, Inc.                                           2,527              108,990
                                 MB Financial, Inc.                                          1,450               57,478
                                 MCG Capital Corporation                                     3,795               65,881
                                 Maxus Realty Trust, Inc.                                      300                4,035
                                 McGrath Rentcorp                                              600               21,930
                                 Medallion Financial Corp.                                   4,000               36,200
                              +  Metris Companies Inc.                                       3,500               34,230
                              +  MicroFinancial Incorporated                                   500                1,895
                                 Mid Penn Bancorp, Inc.                                        105                2,888
                                 The Midland Company                                           300                8,205
                                 Monmouth Capital Corporation                                  400                2,560
                                 Monmouth Real Estate Investment Corporation (Class A)       2,200               18,260
                                 NASB Financial Inc.                                           400               15,104
                              +  Nastech Pharmaceutical Company(d)                           1,490               21,292
                                 National Financial Partners Corporation                     2,000               71,560
                                 The National Security Group, Inc.                             120                2,760
                              +  National Western Life Insurance Company (Class A)             200               32,580
                              +  Nelnet, Inc. (Class A)                                      2,400               53,712
                              +  New Century Financial Corporation                           2,545              153,260
                                 New York Community Bancorp, Inc.                           15,464              317,631
                              +  North American Scientific, Inc.                               400                2,040
                                 Northwest Bancorp, Inc.                                     1,800               40,806
                                 Nuveen Investments (Class A)                                5,800              171,680
                              +  Ocwen Financial Corporation                                 2,400               21,960

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Miscellaneous Finance            One Liberty Properties, Inc.                                  200        $       3,610
(concluded)                      PAB Bankshares, Inc.                                          600                7,680
                                 PMC Commercial Trust                                        2,125               32,300
                                 PVF Capital Corp.                                             293                4,140
                                 Pacific Capital Bancorp                                     2,710               80,162
                                 Partners Trust Financial Group, Inc.                        2,308               23,912
                                 The Peoples Holding Company                                   450               14,648
                              +  Piper Jaffray Companies, Inc.                                 645               25,536
                              +  Portfolio Recovery Associates, Inc.                         1,800               52,902
                              +  Prime Group Realty Trust                                    1,300                7,410
                                 R & G Financial Corporation (Class B)                       1,800               69,570
                                 Raymond James Financial, Inc.                               3,400               82,008
                                 Resource America, Inc. (Class A)                            1,000               23,590
                              +  Roberts Realty Investors, Inc.                                300                2,415
                                 SEI Investments Company                                     6,760              227,677
                                 SWS Group, Inc.                                             1,210               19,457
                                 Sanders Morris Harris Group Inc.                              900               10,854
                                 Santander BanCorp                                           1,903               47,575
                              +  Saxon Capital Inc.                                          2,285               49,128
                                 Security Bank Corporation                                     200                7,000
                              +  Siebert Financial Corp.                                     3,300               10,659
                                 Sound Federal Bancorp, Inc.                                 2,700               39,474
                                 Sovereign Bancorp, Inc.                                       450                9,819
                              +  Sports Resorts International, Inc.                          3,000               11,010
                              +  Sterling Financial Corporation                              2,059               72,559
                                 The Student Loan Corporation                                1,032              146,286
                                 TF Financial Corporation                                      100                2,825
                              +  Tarragon Realty Investors Inc.                                453                5,894
                              +  Transnational Financial Network                             1,500                  870
                                 United Community Banks, Inc.                                1,100               26,697
                              +  United PanAm Financial Corp.                                1,000               18,005
                              +  UnitedGlobalCom Inc. (Class A)                             21,132              157,856
                                 Universal Health Realty Income Trust                          500               15,150
                                 Value Line, Inc.                                              100                3,700
                                 W Holding Company, Inc.                                     7,420              140,980
                              +  WFS Financial Inc.                                          2,560              119,168
                                 W.P. Carey & Co. LLC                                        1,500               44,790
                                 WVS Financial Corp.                                           200                3,560
                                 Waddell & Reed Financial, Inc. (Class A)                    3,500               77,000
                                 Washington Federal, Inc.                                    4,692              118,004
                                 Wayne Savings Bancshares, Inc.                                151                2,443
                                 Waypoint Financial Corp.                                    2,525               69,614
                                 Webster Financial Corporation                               3,000              148,170
                              +  Wellsford Real Properties Inc.                                900               13,635
                                 Wesco Financial Corporation                                   402              141,303
                                 White Mountains Insurance Group Inc.                          512              269,312
                              +  Willis Lease Finance Corporation                              200                1,539
                                 Willow Grove Bankcorp, Inc.                                 2,300               38,054
                              +  World Acceptance Corporation                                2,300               53,475
                              +  Wyndham International, Inc.                                   800                  656
                                                                                                          --------------
                                                                                                             17,612,467

Motor Vehicles - 1.2%            A.O. Smith Corporation                                      1,800               43,830
                              +  A.S.V., Inc.                                                  800               29,944
                              +  Adesa, Inc.                                                 5,690               93,487
                              +  Aftermarket Technology Corp.                                  305                3,837
                                 American Axle & Manufacturing Holdings, Inc.                3,300               96,558
                                 Arctic Cat Inc.                                             1,700               44,115
                                 ArvinMeritor, Inc.                                          3,800               71,250
                                 BorgWarner, Inc.                                            3,200              138,528
                              +  CSK Auto Corporation                                        1,600               21,312
                                 Coachmen Industries, Inc.                                     700               11,046
                              +  Collins & Aikman Corporation                                6,800               28,424
                                 Donaldson Company, Inc.                                     4,900              139,111
                              +  Dura Automotive Systems, Inc.                               3,300               23,397
                              +  Federal-Mogul Corporation                                   3,300                  594
                              +  Fleetwood Enterprises, Inc.                                 2,990               45,388
                                 Gentex Corporation                                          5,145              180,744
                              +  Group 1 Automotive, Inc.                                    1,000               27,280
                              +  IMPCO Technologies, Inc.                                    1,300                6,370
                              +  Keystone Automotive Industries, Inc.                          600               13,200
                              +  The Lamson & Sessions Co.                                     200                1,820
                                 Lear Corporation                                            3,945              214,805
                                 Lithia Motors, Inc.                                           700               14,882
                              +  MarineMax, Inc.                                               800               18,016
                              +  Midas Group, Inc.                                             900               14,580
                                 Modine Manufacturing Co.                                    1,900               57,209
                                 Monaco Coach Corporation                                    1,800               38,970
                              +  Monro Muffler Brake, Inc.                                     850               18,572
                                 Myers Industries, Inc.                                      2,020               22,119
                                 Noble International, Ltd.                                   1,300               23,751
                                 Oshkosh Truck Corporation                                   2,100              119,826
                                 Polaris Industries, Inc.                                    2,700              150,714
                                 Sonic Automotive, Inc.                                      1,700               34,085
                                 Spartan Motors, Inc.                                        2,700               37,908
                                 Standard Motor Products, Inc.                               1,200               18,132
                              +  Starcraft Corporation                                         945                7,069
                              +  Stoneridge, Inc.                                              900               12,690
                                 Superior Industries International, Inc.                     1,510               45,225
                              +  TRW Automotive Holdings Corp.                               5,000               94,250
                                 Thor Industries, Inc.                                       3,685               97,542
                                 Titan International, Inc.                                   2,700               25,920
                              +  Tower Automotive, Inc.                                      7,000               14,630

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Motor Vehicles (concluded)       United Auto Group, Inc.                                     2,000        $      50,180
                              +  United Defense Industries, Inc.                             2,840              113,572
                                 Winnebago Industries, Inc.                                  1,800               62,352
                                                                                                          --------------
                                                                                                              2,327,234

Non-Durables - 2.0%           +  Acclaim Entertainment Inc.                                  8,400                  160
                                 Action Performance Companies, Inc.                          1,100               11,143
                              +  Activision, Inc.                                            7,825              108,533
                                 American Greetings Corporation  (Class A)                   3,800               95,456
                                 Applebee's International, Inc.                              5,665              143,211
                              +  BJ's Restaurants Inc.                                       1,100               17,457
                              +  Benihana Inc. (Class A)                                       430                5,753
                                 Bob Evans Farms, Inc.                                       2,000               54,320
                                 Bowl America Incorporated (Class A)                           210                2,992
                              +  The Boyds Collection, Ltd.                                  3,700                8,806
                              +  Brinker International, Inc.                                 4,900              152,635
                              +  Buca, Inc.                                                  2,600               11,024
                                 CBRL Group, Inc.                                            2,700               97,416
                              +  CEC Entertainment Inc.                                      2,250               82,688
                              +  CKE Restaurants, Inc.                                       2,300               25,415
                              +  California Pizza Kitchen, Inc.                              2,200               48,070
                              +  Centillium Communications, Inc.                             2,400                5,712
                              +  Championship Auto Racing Teams, Inc.                        1,700                   34
                              +  Champps Entertainment, Inc.                                 2,800               24,864
                              +  Checkers Drive-In Restaurants, Inc.                         2,700               31,725
                              +  The Cheesecake Factory Incorporated                         2,945              127,813
                                 Churchill Downs Incorporated                                  200                7,830
                              +  Dave & Buster's, Inc.                                         700               13,286
                              +  Denny's Corp.                                               2,700                7,236
                              +  Department 56, Inc.                                           500                8,150
                                 Dover Motorsports, Inc.                                     7,200               30,888
                              +  Drew Industries Incorporated                                1,200               43,020
                              +  EMAK Worldwide, Inc.                                        1,200               11,688
                              +  Electronics Boutique Holdings Corp.                         1,600               54,560
                                 Handleman Company                                           1,500               30,690
                              +  Hanover Direct, Inc.                                          410                  553
                              +  Hibbett Sporting Goods, Inc.                                1,412               28,932
                              +  Hollywood Media Corp.                                       4,300               14,577
                                 IHOP Corp.                                                    800               30,568
                                 International Speedway Corp. (Class A)                      3,000              149,700
                              +  Isle of Capri Casinos, Inc.                                 3,100               60,047
                              +  JAKKS Pacific, Inc.                                         2,513               57,799
                              +  Jack in the Box Inc.                                        2,200               69,806
                              +  Kreisler Manufacturing Corporation                            300                1,803
                              +  Krispy Kreme Doughnuts, Inc.(d)                             4,400               55,704
                                 Lancaster Colony Corporation                                2,000               84,330
                                 Landry's Restaurants, Inc.                                  1,700               46,393
                              +  Lazare Kaplan International Inc.                              300                2,310
                              +  Leapfrog Enterprises, Inc.(d)                               1,800               36,450
                              +  LodgeNet Entertainment Corporation                          1,100               14,520
                                 Lone Star Steakhouse & Saloon, Inc.                         2,200               56,826
                              +  Luby's Cafeterias Inc.                                      1,100                7,260
                              +  Marvel Enterprises, Inc.                                    5,700               82,992
                              +  Midway Games Inc.                                           4,100               40,672
                              +  Morgan's Foods, Inc.                                        1,600                  960
                                 Movado Group, Inc.                                          1,400               23,800
                              +  O'Charley's Inc.                                            2,505               40,832
                                 The Ohio Art Company                                          300                2,025
                                 Outback Steakhouse, Inc.                                    4,300              178,579
                              +  PECO II, Inc.                                                 900                  612
                              +  P.F. Chang's China Bistro, Inc.                             1,995               96,738
                              +  Panera Bread Company (Class A)(d)                           2,300               86,342
                              +  Papa John's International, Inc.                             1,900               58,292
                              +  Penn National Gaming, Inc.                                  3,200              129,280
                              +  RARE Hospitality International, Inc.                        2,900               77,285
                              +  RC2 Corporation                                             1,670               54,943
                                 Radio Unica Communications Corp. (Escrow Shares)              500                    -
                              +  Red Robin Gourmet Burgers                                     800               34,936
                                 Regis Corporation                                           2,500              100,550
                                 Ruby Tuesday, Inc.                                          3,600              100,332
                                 Russ Berrie and Company, Inc.                               1,300               26,195
                              +  Ryan's Restaurant Group Inc.                                2,600               38,584
                              +  Samsonite Corporation(d)                                    3,400                3,230
                              +  Service Corporation International                          19,000              117,990
                              +  Servotronics, Inc.                                            400                1,440
                              +  Sonic Corp.                                                 4,625              118,539
                              +  Sotheby's Holdings, Inc. (Class A)                          2,400               37,728
                              +  The Steak 'n Shake Company                                    800               13,664
                              +  Steinway Musical Instruments, Inc.                            510               13,872
                              +  Stewart Enterprises, Inc. (Class A)                         3,900               27,105
                              +  TAM Restaurants, Inc.                                       6,800                   68
                              +  THQ Inc.                                                    2,900               56,434
                              +  Take-Two Interactive Software, Inc.                         2,700               88,695
                                 The Topps Company, Inc.                                     2,400               23,472
                              +  Trans World Entertainment Corporation                       2,400               23,448
                                 Triarc Companies, Inc. (Class B)                            3,700               42,439
                                 Tupperware Corporation                                      4,655               79,042
                                 World Wrestling Federation Entertainment, Inc.              2,300               28,106
                              +  Youbet.com, Inc.                                            3,090                8,528
                                                                                                          --------------
                                                                                                              3,837,902

Non Ferrous Metals - 0.5%     +  A.M. Castle & Company                                         800                8,120
                              +  Brush Engineered Materials Inc.                               800               16,568
                              +  Century Aluminum Company                                    2,300               63,779

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Non Ferrous Metals            +  Coeur d'Alene Mines Corporation                            17,500        $      82,950
(concluded)                      Commercial Metals Company                                   1,700               67,524
                              +  Commonwealth Industries, Inc.                               2,500               23,350
                              +  Encore Wire Corporation                                     1,327               17,569
                              +  Hecla Mining Company                                       10,500               78,120
                              +  IMCO Recycling Inc.                                           800                9,120
                              +  Kaiser Aluminum Corporation                                10,800                  378
                                 Minerals Technologies, Inc.                                 1,300               76,518
                                 Mueller Industries, Inc.                                    2,600              111,670
                              +  RTI International Metals, Inc.                                900               17,433
                                 Reliance Steel & Aluminum Co.                               1,300               51,610
                                 Southern Peru Limited                                       4,900              253,134
                              +  Stillwater Mining Company                                   4,384               67,952
                              +  Titanium Metals Corporation                                 1,150               26,979
                              +  Wolverine Tube, Inc.                                          900               10,395
                                                                                                          --------------
                                                                                                                983,169

Oil Refineries - 0.0%            Crosstex Energy, Inc.                                         100                4,110

Optical Photo & Equipment -   +  August Technology Corp.                                       700                4,809
0.2%                          +  BMC Industries, Inc.                                        1,100                    1
                                 CPI Corp.                                                   2,100               27,825
                              +  CyberOptics Corporation                                     1,100               16,984
                              +  Drexler Technology Corporation(d)                           2,095               19,190
                                 Imation Corp.                                               1,900               67,621
                              +  Ingram Micro Inc. (Class A)                                 9,430              151,823
                              +  Lexar Media, Inc.                                           7,200               60,408
                              +  Meade Instruments Corp.                                       200                  622
                              +  Panavision Inc.                                               300                1,800
                              +  Photronics, Inc.                                            3,100               51,522
                              +  StockerYale, Inc.                                             100                  117
                              +  Zomax Incorporated                                          1,600                5,136
                              +  Zygo Corporation                                              700                7,091
                                                                                                          --------------
                                                                                                                414,949

Other Energy - 0.0%           +  Todco                                                       2,200               38,170

Paper & Forest Products -     +  Badger Paper Mills, Inc.                                      200                  744
0.6%                             Bowater Incorporated                                        3,800              145,122
                              +  Buckeye Technologies Inc.                                     200                2,230
                                 CSS Industries, Inc.                                          700               21,658
                              +  Caraustar Industries, Inc.                                  1,700               28,509
                                 Chesapeake Corporation                                        600               14,412
                                 Deltic Timber Corporation                                     700               27,853
                              +  EarthShell Corporation                                        100                  200
                              +  Kadant Inc.                                                   480                8,813
                                 Longview Fibre Company                                      2,900               44,225
                                 P.H. Glatfelter Company                                     2,400               29,736
                                 Packaging Corp. of America                                  5,100              124,797
                                 Pope & Talbot, Inc.                                           900               15,840
                                 Potlatch Corporation                                        2,100               98,301
                                 Rayonier Inc.                                               2,914              131,829
                                 Rock-Tenn Company (Class A)                                   900               14,166
                              +  Smurfit-Stone Container Corporation                        15,380              297,911
                                 Universal Forest Products, Inc.                             1,400               47,880
                                 Wausau - Mosinee Paper Corporation                          3,100               51,615
                                                                                                          --------------
                                                                                                              1,105,841

Producer Goods - 3.5%         +  AGCO Corporation                                            5,023              113,620
                                 AMETEK, Inc.                                                4,500              136,440
                              +  Aaon, Inc.                                                    500                8,700
                              +  Actuant Corporation (Class A)                               1,800               74,178
                              +  Aeroflex Incorporated                                       4,500               47,565
                                 Alamo Group Inc.                                              600               11,226
                                 Albany International Corp. (Class A)                        1,700               50,677
                                 Allied Motion Technologies, Inc.                              115                  644
                                 Applied Industrial Technologies, Inc.                       1,200               42,888
                                 AptarGroup, Inc.                                            1,800               79,146
                              +  Arotech Corporation                                           200                  310
                              +  Astec Industries, Inc.                                      1,100               21,032
                              +  BE Aerospace, Inc.                                          4,200               38,220
                                 Baldor Electric Company                                     1,300               30,758
                                 Barnes Group Inc.                                           2,100               57,687
                              +  Blount International, Inc.                                    300                3,930
                                 Blyth, Inc.                                                 2,600               80,340
                                 Briggs & Stratton Corporation                               1,700              138,040
                                 CIRCOR International, Inc.                                    600               11,700
                                 CLARCOR Inc.                                                1,500               71,505
                              +  CUNO Incorporated                                           1,500               86,625
                              +  CYRO-CELL International, Inc.                               1,900                3,952
                              +  Capstone Turbine Corporation                                4,100                6,273
                              +  Catalyst Semiconductor, Inc.                                  200                1,190
                                 Chicago Rivet & Machine Co.                                   100                2,618
                                 Cognex Corporation                                          3,485               91,307
                              +  Columbus McKinnon Corporation                               3,100               28,024
                              +  Comfort Systems USA, Inc.                                   1,900               12,540
                              +  Concord Camera Corp.                                        1,800                3,348
                              +  Culp, Inc.                                                    600                4,410
                                 Curtiss-Wright Corporation                                  1,000               57,230
                              +  DiamondCluster International, Inc. (Class A)                2,100               25,620
                              +  Distributed Energy Systems Corp.                            7,600               13,832
                              +  DuraSwitch Industries, Inc.                                   400                  976
                              +  Duratek, Inc.                                                 800               14,232
                                 The Eastern Company                                           200                3,250

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Producer Goods (continued)    +  FMC Corporation                                             1,900        $      92,283
                              +  The Fairchild Corporation (Class A)                         1,600                6,368
                                 Fastenal Company                                            4,745              273,312
                                 Fedders Corporation                                         4,220               17,260
                                 Federal Signal Corporation                                  4,000               74,320
                              +  Fisher Scientific International Inc.                        3,865              225,445
                              +  Flowserve Corporation                                       2,500               60,450
                              +  Foster Wheeler Ltd.                                         4,800                2,232
                                 Franklin Electric Co., Inc.                                   700               27,720
                              +  Gardner Denver Inc.                                         1,200               33,084
                                 The Gorman-Rupp Company                                       125                2,545
                                 Graco Inc.                                                  4,687              157,014
                              +  GrafTech International Ltd.                                 5,800               80,910
                                 HNI Corporation                                             3,300              130,614
                                 Hardinge, Inc.                                                200                2,080
                                 Harsco Corporation                                          2,400              107,760
                              +  Hayes Lemmerz International, Inc.                             800                8,128
                                 Helix Technology Corporation                                2,600               35,347
                                 Herman Miller, Inc.                                         4,690              115,608
                              +  Hexcel Corporation                                          1,700               23,494
                              +  Hi-Shear Technology Corporation                               700                2,415
                                 Hubbell Incorporated (Class B)                              3,000              134,490
                                 Hughes Supply, Inc.                                         3,800              114,266
                                 IDEX Corporation                                            2,950              100,182
                              +  Ibis Technology Corporation                                   100                  478
                              +  Ionics, Inc.                                                1,400               37,800
                                 JLG Industries, Inc.                                        2,600               43,680
                              +  Jacuzzi Brands, Inc.                                        4,500               41,850
                              +  Jarden Corp.                                                1,650               60,208
                                 Juno Lighting, Inc.                                           100                2,951
                                 Kaydon Corp.                                                2,500               71,925
                                 Kennametal Inc.                                             2,000               90,300
                              +  Kos Pharmaceuticals, Inc.                                   2,190               77,986
                              +  L.B. Foster Company (Class A)                                 600                5,088
                              +  Ladish Co., Inc.                                              700                6,405
                                 Lawson Products, Inc.                                         600               24,582
                                 Lennox International Inc.                                   3,200               47,808
                                 Libbey, Inc.                                                  782               14,623
                                 Lincoln Electric Holdings, Inc.                             2,295               71,971
                                 Lindsay Manufacturing Co.                                     700               18,781
                              +  Lone Star Technology                                        1,700               64,260
                                 MSC Industrial Direct Co., Inc. (Class A)                   2,600               88,608
                              +  Magnetek, Inc.                                              1,700               12,699
                                 The Manitowoc Co., Inc.                                     1,600               56,736
                              +  Material Sciences Corporation                                 900               12,141
                                 Matthews International Corporation (Class A)                1,200               40,656
                              +  Maverick Tube Corporation                                   2,500               77,025
                              +  Merix Corporation                                           2,300               23,828
                              +  Micrel, Inc.                                                5,060               52,675
                                 The Middleby Corporation                                      900               47,385
                              +  Milacron Inc.                                               3,000                9,360
                                 Minuteman International, Inc.                                 200                2,750
                              +  Modtech Holdings, Inc.                                        900                6,786
                              +  Moog Inc. (Class A)                                         1,550               56,265
                                 NACCO Industries, Inc. (Class A)                              300               25,845
                              +  NATCO Group Inc.                                              800                6,920
                                 NN, Inc.                                                    1,000               11,450
                                 Nordson Corporation                                         1,900               65,227
                              +  Oceaneering International, Inc.                             1,500               55,260
                                 Paul Mueller Company                                          100                2,900
                                 Pentair, Inc.                                               5,850              204,224
                              +  Plug Power Inc.                                             6,407               41,069
                              +  Possis Medical, Inc.                                        1,600               25,056
                                 Precision Castparts Corp.                                   3,525              211,676
                              +  Presstek, Inc.                                              3,140               30,364
                              +  Raytech Corporation                                         2,600                4,706
                                 Regal-Beloit Corporation                                    2,505               60,596
                              +  Research Frontiers Incorporated                               800                5,088
                                 Robbins & Myers, Inc.                                         900               19,800
                                 Ronson Corporation                                            926                1,815
                                 Roper Industries, Inc.                                      2,300              132,158
                              +  SI International Inc.                                         470               10,298
                                 SPX Corporation                                             4,448              157,459
                              +  Safeguard Scientifics, Inc.                                 7,200               13,464
                                 Sauer-Danfoss, Inc.                                         1,500               25,620
                              +  Schuff Steel Company                                          500                  975
                              +  Selas Corporation of America                                  500                  955
                              +  Sequa Corporation (Class A)                                   500               26,105
                              +  The Shaw Group Inc.                                         3,000               36,000
                              +  Sonic Solutions                                             1,300               21,216
                              +  Spectrum Control, Inc.                                        200                1,422
                                 Standex International Corporation                             700               17,150
                                 Steelcase Inc. (Class A)                                    1,400               19,600
                                 Stewart & Stevenson Services, Inc.                          3,000               53,010
                                 Sun Hydraulics Corporation                                  1,700               21,726
                              +  SystemOne Technologies Inc.                                   600                   60
                              +  TRM Corporation                                             1,365               26,003
                                 Technology Research Corporation                             1,500               10,275
                                 Tecumseh Products Company (Class A)                         1,600               66,992
                                 Teleflex Incorporated                                       2,200               93,500
                                 Tennant Company                                               500               20,265
                              +  Tenneco Automotive Inc.                                     2,500               32,750
                              +  Terex Corporation                                           2,404              104,334
                              +  ThermoGenesis Corp.                                         2,500               11,850
                                 The Timken Company                                          5,500              135,410

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Producer Goods (concluded)       Trinity Industries, Inc.                                    3,200        $      99,744
                              +  Triumph Group, Inc.                                           800               27,064
                                 Twin Disc, Incorporated                                       100                2,490
                                 Valhi, Inc.                                                 7,440              111,823
                                 Valmont Industries, Inc.                                    1,100               22,957
                                 Watsco, Inc.                                                  500               15,015
                                 Watts Industries, Inc. (Class A)                            1,900               51,015
                                 Woodhead Industries, Inc.                                     500                6,900
                                 Woodward Governor Company                                     600               40,494
                                 X-Rite, Incorporated                                        1,000               14,570
                                 York International Corporation                              2,200               69,498
                                                                                                          --------------
                                                                                                              6,641,133

Railroads & Shipping - 0.4%      Alexander & Baldwin, Inc.                                   2,700               91,638
                              +  Diamondhead Casino Corporation                              4,600                2,668
                                 Florida East Coast Industries, Inc.                         1,800               67,590
                                 GATX Corporation                                            2,700               71,982
                              +  General Maritime Corporation                                1,600               55,728
                              +  Genesee & Wyoming Inc. (Class A)                            2,200               55,704
                                 The Greenbrier Companies, Inc.                                700               16,800
                              +  International Shipholding Corporation                         300                4,275
                              +  Kansas City Southern Industries, Inc.                       3,700               56,129
                                 Martin Midstream Partners, LP.                              1,100               31,658
                                 OMI Corporation (New Shares)                                5,300               84,906
                                 Overseas Shipholding Group, Inc.                            2,200              109,208
                              +  RailAmerica, Inc.                                           1,300               14,365
                              +  SCS Transportation, Inc.                                    1,800               34,092
                              +  Seabulk International, Inc.                                   100                1,035
                                 Wabtec Corporation                                          2,100               39,249
                                                                                                          --------------
                                                                                                                737,027

Real Property - 7.1%             AMB Property Corporation                                    4,800              177,696
                                 Acadia Realty Trust                                         3,500               51,625
                                 Affordable Residential Communities                          1,000               14,600
                              +  Alexander's, Inc.                                             200               39,820
                                 Alexandria Real Estate Equities, Inc.                       1,100               72,292
                                 American Land Lease, Inc.                                     400                7,760
                              +  American Real Estate Partners, LP                           1,800               38,016
                              +  American Realty Investors, Inc.                               500                4,305
                                 Amli Residential Properties Trust                           1,250               38,188
                                 Annaly Mortgage Management Inc.                             7,300              125,049
                                 Anthracite Capital, Inc.                                    2,300               25,576
                                 Anworth Mortgage Asset Corporation                          2,700               30,726
                                 Archstone-Smith Trust                                      11,925              377,307
                                 Arden Realty, Inc.                                          4,050              131,949
                                 Ashford Hospitality Trust                                   1,200               11,280
                                 Associated Estates Realty Corporation                       4,400               43,956
                                 Avalonbay Communities, Inc.                                 4,445              267,678
                              +  Avatar Holdings Inc.                                          600               25,470
                                 BRE Properties, Inc.                                        3,135              120,227
                                 BRT Realty Trust                                              300                6,489
                                 Bedford Property Investors, Inc.                            1,000               30,340
                              +  Big 5 Sporting Goods Corporation                              400                9,120
                                 Boston Properties, Inc.                                     6,520              361,143
                              +  Boykin Lodging Company                                      4,500               37,845
                                 Brandywine Realty Trust                                     2,720               77,466
                              +  CB Richard Ellis Group, Inc.                                3,000               69,300
                                 CBL & Associates Properties, Inc.                           2,200              134,090
                                 CRT Properties Inc.                                         1,600               34,320
                              +  California Coastal Communities, Inc.                          400                7,700
                                 Camden Property Trust                                       3,000              138,600
                                 Capital Automotive                                          3,000               93,810
                                 Capital Title Group, Inc.                                   5,800               29,928
                                 Capstead Mortgage Corporation                               2,500               31,125
                                 CarrAmerica Realty Corporation                              4,000              130,800
                                 Catellus Development Corporation                            6,378              169,081
                                 CenterPoint Properties Corporation                          2,900              126,382
                                 Chelsea Property Group, Inc.                                3,100              208,010
                                 Colonial Properties Trust                                   1,600               64,352
                                 Commercial Net Lease Realty                                 2,191               39,920
                                 Cornerstone Realty Income Trust, Inc.                       6,200               60,512
                                 Corporate Office Properties Trust                           1,100               28,182
                                 Correctional Properties Trust                                 700               19,110
                                 Cousins Properties, Inc.                                    2,300               78,913
                                 Crescent Real Estate Equities Company                       7,600              119,624
                                 Developers Diversified Realty Corporation                   6,383              249,894
                                 Duke Realty Corporation                                     8,875              294,650
                                 EastGroup Properties, Inc.                                  1,200               39,840
                                 Entertainment Properties Trust                              1,800               68,040
                                 Equity Inns Inc.                                            5,300               52,364
                                 Equity One, Inc.                                            2,955               57,977
                                 Essex Property Trust, Inc.                                  1,400              100,590
                                 Federal Realty Investment Trust                             3,240              142,560
                              +  FelCor Lodging Trust Inc.                                   3,500               39,585
                              +  First Acceptance Corporation                                1,127                8,058
                                 First Industrial Realty Trust, Inc.                         3,000              110,700
                                 Forest City Enterprises, Inc. (Class A)                     2,600              143,260
                                 Gables Residential Trust                                    1,685               57,543
                                 General Growth Properties, Inc.                            13,300              412,300
                                 Getty Realty Corporation                                      900               23,598
                                 Glenborough Realty Trust Incorporated                       1,100               22,847
                                 Global Signal Inc.                                          1,900               43,510

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Real Property (concluded)        Glimcher Realty Trust                                       2,700        $      65,610
                                 Government Properties Trust, Inc.                           3,600               34,200
                              +  Grubb & Ellis Company                                         322                1,159
                                 HRPT Properties Trust                                      11,000              120,890
                                 Health Care Property Investors, Inc.                        8,200              213,200
                                 Health Care REIT, Inc.                                      3,400              119,680
                                 Healthcare Realty Trust, Inc.                               2,600              101,504
                                 Heartland Partners LP (Class A)                               100                  463
                                 Heritage Property Investment Trust                          2,000               58,340
                                 Highland Hospitality Corporation                            2,100               23,940
                                 Highwoods Properties, Inc.                                  3,950               97,210
                                 Home Properties of New York, Inc.                           2,000               79,120
                              +  HomeStore.com, Inc.                                         7,100               16,401
                                 Hospitality Properties Trust                                3,805              161,674
                                 Host Marriot Corporation                                   18,100              253,943
                                 Impac Mortgage Holdings, Inc.                               3,800               99,940
                                 Innkeepers USA Trust                                        4,700               58,468
                                 Investors Real Estate Trust                                 2,400               24,024
                                 iStar Financial Inc.                                        6,700              276,241
                              +  Jones Lang Lasalle Inc.                                     1,900               62,719
                                 Kilroy Realty Corporation                                   1,400               53,242
                                 Kimco Realty Corporation                                    6,950              356,535
                                 Kramont Realty Trust                                        1,400               26,040
                                 LNR Property Corp.                                          1,445               89,460
                                 LTC Properties                                                900               16,101
                                 LaSalle Hotel Properties                                    1,700               46,920
                                 Lexington Corporate Properties Trust                        1,700               36,907
                                 Liberty Property Trust                                      4,760              189,638
                                 Luminent Mortgage Capital, Inc.                               570                7,228
                                 MFA Mortgage Investments, Inc.                              4,500               41,445
                                 Macerich Company                                            3,100              165,199
                                 Mack-Cali Realty Corporation                                3,500              155,050
                                 Maguire Properties, Inc.                                    1,600               38,896
                                 Manufactured Home Communities, Inc.                         1,600               53,184
                              +  MeriStar Hospitality Corporation                            4,700               25,615
                                 Mid-America Apartment Communities, Inc.                     1,200               46,740
                                 Mills Corp.                                                 3,300              171,171
                                 National Health Investors, Inc.                             1,600               45,504
                                 National Health Realty, Inc.                                  600               11,430
                                 Nationwide Health Properties, Inc.                          4,000               83,000
                                 New Plan Excel Realty Trust                                 5,800              145,000
                                 Newcastle Investment Corporation                            2,605               79,973
                                 Novastar Financial, Inc.(d)                                 2,000               87,200
                                 OMEGA Healthcare Investors, Inc.                            2,800               30,128
                                 PS Business Parks, Inc.                                       700               27,895
                                 Pan Pacific Retail Properties, Inc.                         2,809              151,967
                                 Parkway Properties, Inc.                                    1,200               55,740
                                 Pennsylvania Real Estate Investment Trust                   2,299               88,879
                                 Post Properties, Inc.                                       2,400               71,760
                                 Prentiss Properties Trust                                   2,600               93,600
                                 Price Legacy Corporation                                      425                8,054
                                 Public Storage, Inc.                                        8,005              396,648
                                 RAIT Investment Trust                                       1,500               41,025
                                 Ramco-Gershenson Properties Trust                           1,900               51,452
                              +  Reading International, Inc. (Class A)                       1,000                8,000
                                 Realty Income Corporation                                   1,800               81,054
                                 Reckson Associates Realty Corporation                       4,970              142,888
                                 Redwood Trust, Inc.                                         1,500               93,630
                                 Regency Centers Corporation                                 3,700              172,013
                                 The Rouse Company                                           6,400              428,032
                                 SL Green Realty Corp.                                       2,400              124,344
                              +  Santa Fe Financial Corporation                                200                2,200
                                 Saul Centers, Inc.                                            500               16,440
                                 Senior Housing Properties Trust                             3,200               57,024
                                 Shurgard Storage Centers, Inc. (Class A)                    2,900              112,520
                                 Sizeler Property Investors, Inc.                              800                7,440
                                 Sovran Self Storage, Inc.                                   1,500               58,770
                                 The St. Joe Company                                         4,700              224,519
                              +  Stratus Properties Inc.                                       200                2,650
                                 Summit Properties Inc.                                      1,500               40,575
                                 Sun Communities, Inc.                                       1,000               39,190
                                 Sunset Financial Resources, Inc.                            1,795               19,153
                                 Tanger Factory Outlet Centers, Inc.                         1,400               62,692
                                 Taubman Centers, Inc.                                       3,000               77,490
                                 Thornburg Mortgage, Inc.                                    4,855              140,844
                                 Town & Country Trust                                        1,000               25,450
                              +  Trammell Crow Company                                       1,000               15,720
                              +  Transcontinental Realty Investors, Inc.                       100                1,372
                                 Trizec Properties, Inc.                                     7,900              126,163
                                 U.S. Restaurant Properties, Inc.                            2,900               48,981
                                 United Dominion Realty Trust, Inc.                          7,465              148,031
                                 Urstadt Biddle Properties                                   1,300               18,915
                                 Ventas, Inc.                                                5,200              134,784
                                 Vornado Realty Trust                                        7,305              457,877
                                 Washington Real Estate Investment Trust                     1,800               54,540
                                 Weingarten Realty Investors, Inc.                           5,375              177,429
                                 Winston Hotels, Inc.                                        1,300               13,910
                                                                                                          --------------
                                                                                                             13,568,990

Retail - 4.4%                 +  99 Cents Only Stores                                        2,866               40,783
                              +  1-800-FLOWERS.COM, Inc.                                     1,770               14,691
                              +  A.C. Moore Arts & Crafts, Inc.                              1,100               27,203
                                 Aaron Rents, Inc.                                           2,175               47,328
                                 Abercrombie & Fitch Co. (Class A)                           5,500              173,250
                              +  Able Energy, Inc.                                             600                1,050

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Retail (continued)            +  Advance Auto Parts, Inc.                                    4,000        $     137,600
                              +  Alloy, Inc.                                                 2,500                9,475
                              +  Amazon.com, Inc.                                           25,040            1,023,134
                                 American Eagle Outfitters, Inc.                             4,205              154,954
                              +  AnnTaylor Stores Corporation                                3,975               93,015
                                 Arden Group, Inc. (Class A)                                   200               17,000
                              +  Asbury Automotive Group, Inc.                                 400                5,400
                              +  BJ's Wholesale Club, Inc.                                   4,800              131,232
                              +  Barnes & Noble, Inc.                                        3,500              129,500
                              +  Blue Nile, Inc.                                               500               16,840
                              +  The Bombay Company, Inc.                                    2,100               15,393
                                 The Bon-Ton Stores, Inc.                                    2,000               24,380
                                 Borders Group, Inc.                                         4,500              111,600
                              +  Brightpoint, Inc.                                           1,999               34,383
                              +  Brookstone, Inc.                                            1,375               25,974
                                 Burlington Coat Factory Warehouse Corporation               2,500               53,075
                              +  CarMax, Inc.                                                6,000              129,300
                                 Casey's General Stores, Inc.                                3,000               55,770
                              +  Casual Male Retail Group, Inc.(d)                           3,900               20,436
                                 The Cato Corporation (Class A)                              1,300               28,925
                              +  Central Garden & Pet Company                                1,900               58,178
                              +  Charlotte Russe Holding Inc.                                1,600               18,368
                              +  Charming Shoppes, Inc.                                      6,855               48,808
                              +  Chico's FAS, Inc.                                           4,550              155,610
                              +  The Children's Place Retail Stores, Inc.                    1,605               38,376
                                 Christopher & Banks Corporation                             2,238               35,830
                                 Claire's Stores, Inc.                                       5,000              125,200
                              +  Coldwater Creek Inc.                                        1,387               28,947
                              +  Cole National Corporation (Class A)                         1,000               27,710
                              +  Cost Plus, Inc.                                             1,900               67,222
                                 Deb Shops, Inc.                                               100                2,440
                              +  Dollar Tree Stores, Inc.                                    6,605              178,005
                              +  The Dress Barn, Inc.                                        1,853               32,335
                              +  Drugstore.com, Inc.                                         3,400               11,628
                              +  EZCORP, Inc.                                                2,100               18,272
                                 The Finish Line, Inc.                                       1,200               37,104
                              +  Finlay Enterprises, Inc.                                      600               11,670
                                 Flanigan's Enterprises, Inc.                                  200                1,240
                                 Foot Locker, Inc.                                           9,000              213,300
                                 Fred's, Inc.                                                2,350               42,206
                              +  Friedman's Inc. (Class A)                                   1,400                2,884
                              +  Gadzooks, Inc.                                                100                  175
                              +  GameStop Corporation                                        1,300               24,063
                              +  Gander Mountain Company                                     1,400               28,021
                              +  Genesco Inc.                                                1,300               30,615
                                 Goody's Family Clothing, Inc.                               2,000               16,840
                              +  The Great Atlantic & Pacific Tea Company, Inc.              2,400               14,640
                              +  Greg Manning Auctions, Inc.                                 2,500               27,975
                              +  Guitar Center, Inc.                                         1,900               82,270
                              +  The Gymboree Corporation                                    2,900               41,760
                                 Hancock Fabrics, Inc.                                       2,700               32,346
                              +  Hot Topic, Inc.                                             2,850               48,564
                              +  Insight Enterprises, Inc.                                   3,800               63,992
                              +  Jo-Ann Stores, Inc.                                         1,365               38,275
                              +  Kirkland's, Inc.                                              900                8,460
                              +  Kmart Holding Corporation                                   5,580              488,083
                              +  Linens 'n Things, Inc.                                      2,700               62,559
                                 Longs Drug Stores Corporation                               2,200               53,240
                              +  The Men's Wearhouse, Inc.                                   2,200               63,910
                                 Michael's Stores, Inc.                                      3,900              230,919
                                 Movie Gallery, Inc.                                         3,395               59,514
                              +  Navarre Corporation                                         2,500               36,225
                                 The Neiman Marcus Group, Inc. (Class A)                     2,400              138,000
                              +  O'Reilly Automotive, Inc.                                   3,155              120,805
                              +  Overstock.com, Inc.                                         1,000               36,730
                              +  PC Connection, Inc.                                         1,000                6,870
                              +  PETCO Animal Supplies, Inc.                                 3,200              104,512
                                 PETsMART, Inc.                                              8,900              252,671
                              +  Pacific Sunwear of California, Inc.                         4,425               93,146
                              +  Party City Corporation                                        900               13,293
                              +  Pathmark Stores, Inc.                                       4,800               23,280
                              +  Payless ShoeSource, Inc.                                    3,800               38,494
                                 The Pep Boys-Manny, Moe & Jack                              3,400               47,600
                                 Pier 1 Imports, Inc.                                        5,100               92,208
                              +  PriceSmart, Inc.                                              300                2,229
                              +  Provide Commerce                                              700               14,623
                              +  REX Stores Corporation                                        700                9,835
                              +  Rent-A-Center Inc.                                          4,800              124,128
                              +  Retail Ventures, Inc.                                       2,100               15,834
                              +  Rite Aid Corporation                                       27,400               96,448
                                 Ross Stores, Inc.                                           8,600              201,584
                                 Ruddick Corporation                                         2,600               51,064
                              +  Saks Incorporated                                           7,800               93,990
                              +  School Specialty, Inc.                                      1,800               70,938
                              +  Sharper Image Corporation                                   1,600               34,320
                              +  Shoe Carnival, Inc.                                           700                8,253
                              +  ShopKo Stores, Inc.                                         1,800               31,338
                              +  The Sportsmans's Guide, Inc.                                1,300               26,299
                              +  Stamps.com Inc.                                             1,450               19,285
                              +  Stein Mart, Inc.                                            1,700               25,874
                              +  Systemax Inc.                                                 700                3,962
                                 The Talbots, Inc.                                           3,500               86,765
                              +  Too Inc.                                                    2,100               37,947
                              +  Tractor Supply Company                                      2,800               88,032
                              +  Tuesday Morning Corporation                                 2,500               77,300

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Retail (concluded)            +  Ultimate Electronics, Inc.(d)                               2,000        $       6,080
                                 UniFirst Corporation                                          400               11,440
                              +  United Stationers, Inc.                                     2,100               91,140
                              +  Urban Outfitters, Inc.                                      5,000              172,000
                              +  VSI Holdings, Inc.                                            500                    -
                                 Weis Markets, Inc.                                          1,700               57,596
                              +  West Marine, Inc.                                           2,000               42,760
                              +  The Wet Seal, Inc. (Class A)(d)                             4,575                7,595
                              +  Whitehall Jewelers, Inc.                                      900                7,227
                                 Whole Foods Market, Inc.                                    3,645              312,705
                              +  Williams-Sonoma, Inc.                                       6,700              251,585
                              +  Zale Corporation                                            4,000              112,400
                                                                                                          --------------
                                                                                                              8,289,655

Soaps & Cosmetics - 0.4%      +  Chattem, Inc.                                               1,900               61,275
                                 Church & Dwight Co., Inc.                                   3,600              101,016
                              +  Del Laboratories, Inc.                                        349               11,517
                              +  Elizabeth Arden, Inc.                                       2,700               56,862
                                 The Estee Lauder Companies Inc. (Class A)                   7,580              316,844
                                 Inter Parfums, Inc.                                         1,200               16,380
                                 Nu Skin Enterprises, Inc. (Class A)                         4,300              101,093
                              +  Playtex Products, Inc.                                      5,100               32,130
                              +  Revlon, Inc. (Class A)                                      1,987                5,007
                                                                                                          --------------
                                                                                                                702,124

Software - 0.0%               +  SYNNEX Corporation                                            400                7,080

Steel - 0.4%                  +  AK Steel Holding Corporation                                6,500               53,040
                                 Ampco-Pittsburgh Corporation                                  200                2,652
                                 Carpenter Technology Corporation                            1,300               62,062
                              +  Cleveland-Cliffs Inc.                                         900               72,783
                              +  Cold Metal Products, Inc.                                   1,400                    -
                                 Friedman Industries, Incorporated                             600                3,690
                                 Gibraltar Steel Corporation                                 1,200               43,392
                              +  Intermet Corporation                                        6,400                1,664
                              +  International Steel Group, Inc.                             5,400              181,980
                              +  Keystone Consolidated Industries, Inc.                        700                  210
                              +  NS Group, Inc.                                                300                5,550
                              +  National Steel Corp.                                       11,100                   22
                              +  Northwest Pipe Company                                        300                5,205
                              +  Northwestern Steel and Wire Company                         9,000                    5
                              +  Olympic Steel, Inc.                                         1,405               26,555
                              +  Oregon Steel Mills, Inc.                                    2,500               41,575
                                 Quanex Corporation                                          1,000               51,280
                                 Roanoke Electric Steel Corporation                            700               10,024
                                 Ryerson Tull, Inc.                                          1,300               22,321
                                 Schnitzer Steel Industries, Inc. (Class A)                  1,850               59,848
                              +  Shiloh Industries, Inc.                                       400                5,560
                                 Steel Dynamics, Inc.                                        3,800              146,756
                                 Steel Technologies Inc.                                     1,800               46,111
                              +  Weirton Steel Corporation                                     300                    -
                                                                                                          --------------
                                                                                                                842,285

Technology - 0.1%             +  AT&T Latin America Corp. (Class A)                          7,300                   40
                              +  Airgate PCS, Inc.                                             400                7,840
                                 Calico Commerce, Inc.                                         200                    -
                              +  DigitalNet Holdings, Inc.                                     300                9,065
                              +  GoRemote Internet Communications, Inc.                      3,600                4,788
                              +  International FiberCom, Inc.                                  200                    -
                              +  Internet Capital Group, Inc.                                4,175               26,929
                              +  InterWorld Corporation                                        110                    5
                              +  iPass Inc.                                                  6,300               37,737
                              +  Komag, Incorporated                                         2,700               37,530
                              +  Lawson Software, Inc.                                       3,300               18,480
                              +  MAPICS, Inc.                                                1,300               11,765
                              +  Mobius Management Systems, Inc.                             1,100                9,955
                              +  NetObjects Inc.                                               200                    2
                              +  Redback Networks Inc.                                       2,800               14,616
                              +  Tyler Technologies, Inc.                                    2,100               18,564
                                                                                                          --------------
                                                                                                                197,316

Telephone - 2.4%                 Adtran, Inc.                                                4,480              101,606
                                 Advanced Switching                                            100                    -
                              +  Alamosa Holdings, Inc.                                      5,760               44,006
                              +  Alaska Communications Systems Holdings, Inc.                1,800               10,080
                              +  American Tower Corporation (Class A)                       13,900              213,365
                              +  Applied Digital Solutions, Inc.                             7,105               15,489
                              +  Applied Innovation Inc.                                       600                1,746
                                 Applied Signal Technology, Inc.                             1,300               41,587
                                 Atlantic Tele-Network, Inc.                                   200                5,760
                              +  autobytel.com inc.                                          2,200               19,734
                              +  Boston Communications Group, Inc.                           2,900               25,433
                                 CT Communications, Inc.                                       800               11,032
                              +  Carrier Access Corporation                                  2,000               13,900
                              +  CellStar Corporation                                        3,155               14,384
                              +  Centennial Communications Corp.                             3,800               22,344
                              +  Choice One Communications Inc.                              6,900                  104
                              +  Cincinnati Bell Inc.                                        9,600               33,504
                              +  Commonwealth Telephone Enterprises, Inc.                    2,000               87,100
                              +  Copper Mountain Networks, Inc.                                230                  805
                              +  Covad Communications Group, Inc.(d)                        11,600               19,488
                              +  Covista Communications, Inc.                                  300                  525

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Telephone (concluded)         +  Crown Castle International Corp.                           12,440        $     185,107
                                 D&E Communications, Inc.                                      699                8,038
                              +  Davel Communications, Inc.                                  6,900                   48
                              +  Ditech Communications Corporation                           1,900               42,541
                              +  Dobson Communications Corporation (Class A)                 3,900                5,187
                              +  Equinix, Inc.                                                 715               22,000
                              +  Extreme Networks, Inc.                                      7,200               32,040
                              +  FiberNet Telecom Group, Inc.                                   10                    7
                              +  Finisar Corporation                                         9,300               12,090
                              +  Focal Communications Corporation                               64                    -
                              +  General Communication, Inc. (Class A)                       3,400               30,770
                              +  Global Crossing Ltd.                                        2,195               36,261
                              +  GoAmerica, Inc.                                                50                   16
                              +  Hector Communications Corporation                             100                2,100
                                 Hickory Tech Corporation                                      800                9,281
                                 High Speed Access Corp. (Liquidating Shares)                  600                    -
                                 I.D. Systems, Inc.                                          1,500               20,550
                              +  Inet Technologies, Inc.                                     2,300               28,934
                                 Integrated Telecom                                            300                    -
                              +  InteliData Technologies Corporation                         3,200                1,088
                                 Inter-Tel Inc.                                              2,500               54,050
                              +  InterDigital Communications Corporation                     2,800               45,696
                              +  j2 Global Communications, Inc.                              1,400               44,226
                              +  Level 3 Communications, Inc.(d)                            46,380              120,124
                              +  Liberty Media Corporation (Class A)                       181,945            1,586,560
                              +  McLeod USA Incorporated (Class A)                          11,038                4,967
                              +  MPower Holding Corporation                                    107                  138
                              +  NTL Incorporated                                            5,722              355,164
                              +  Net2000 Communications, Inc.                                  300                    -
                              +  Net2Phone, Inc.                                             5,800               18,676
                              +  Nextel Partners, Inc. (Class A)                            11,365              188,432
                                 North Pittsburgh Systems, Inc.                                600               12,426
                              +  Novatel Wireless, Inc.                                      2,286               53,721
                              +  Optical Cable Corporation                                     247                1,124
                              +  Paradyne Networks, Inc.                                     2,200               10,120
                              +  Pegasus Communications Corporation (d)                      2,080               15,600
                              +  Price Communications Corporation                            3,420               52,155
                              +  Primus Telecommunications Group, Incorporated              12,300               18,081
                              +  RCN Corporation(d)                                          6,800                  388
                              +  Sonus Networks, Inc.                                       14,600               82,198
                              +  SpectraSite, Inc.                                           2,440              113,460
                              +  Stratos Lightwave, Inc.                                       390                1,739
                                 Sunrise Telecom Incorporated                                4,800               13,632
                                 SureWest Communications                                       700               20,069
                              +  TALK America Holdings, Inc.                                 3,733               19,524
                                 Telephone and Data Systems, Inc.                            3,400              286,178
                              +  Tellular Corporation                                          200                2,102
                              +  Terremark Worldwide, Inc.                                   8,000                5,120
                              +  Time Warner Telecom, Inc. (Class A)                         4,700               22,560
                              +  Triton PCS Holdings, Inc. (Class A)                         2,300                5,888
                              +  Tut Systems, Inc.                                             100                  274
                              +  US LEC Corp. (Class A)                                        500                1,500
                              +  US Unwired Inc. (Class A)                                   3,700                9,842
                              +  UbiquiTel Inc.                                              4,100               16,400
                              +  Ulticom, Inc.                                               1,700               25,109
                              +  United States Cellular Corporation                          5,300              228,695
                                 Warwick Valley Telephone Company                              400                9,504
                              +  Z-Tel Technologies, Inc.                                      200                   90
                                                                                                          --------------
                                                                                                              4,563,582

Tires & Rubber - 0.1%         +  American Biltrite Inc.                                        200                2,452
                                 Bandag, Incorporated                                        1,000               43,800
                                 Carlisle Companies Incorporated                             2,200              140,646
                              +  SRI/Surgical Express, Inc.                                  1,000                6,000
                              +  TBC Corporation                                             2,300               51,382
                                                                                                          --------------
                                                                                                                244,280

Tobacco - 0.1%                   DIMON Incorporated                                          2,700               15,903
                                 Schweitzer-Manduit International, Inc.                        900               29,160
                                 Universal Corporation                                       1,845               82,361
                                 Vector Group Ltd.                                           4,062               61,059
                                                                                                          --------------
                                                                                                                188,483

Transportation - 0.0%         +  Celadon Group, Inc.                                         1,700               32,385
                                 Maritrans Inc.                                                500                7,720
                                 Overnite Corporation                                          900               28,287
                                                                                                          --------------
                                                                                                                 68,392

Travel & Recreation - 1.8%    +  All-American SportPark, Inc.                                4,038                  222
                              +  Alliance Gaming Corporation                                 4,200               63,252
                              +  Amerco                                                      1,300               49,296
                              +  American Classic Voyages Co.                                  100                    -
                                 Ameristar Casinos, Inc.                                     2,300               69,575
                              +  Argosy Gaming Company                                       1,900               74,480
                              +  Aztar Corporation                                           2,200               58,300
                              +  Bally Total Fitness Holding Corporation                     4,800               17,472
                              +  Bluegreen Corporation                                         300                3,339
                                 Boyd Gaming Corporation                                     3,600              101,340
                              +  Buckhead America Corporation                                  600                    -
                              +  Caesars Entertainment, Inc                                 18,535              309,534
                                 Callaway Golf Company                                       4,200               44,394
                                 Carmike Cinemas, Inc..                                      1,400               49,294
                                 Cedar Fair, LP                                              2,400               73,560
                                 Central Parking Corporation                                 2,000               26,440

Master Extended Market Index Series
Schedule of Investments (continued)                           September 30, 2004

                                                                                          Shares
Industry++                       Common Stocks                                            Held                    Value
------------------------------------------------------------------------------------------------------------------------
Travel & Recreation              Choice Hotels International, Inc.                           2,700        $     155,493
(concluded)                   +  Dick's Sporting Goods, Inc.                                 2,400               85,488
                              +  Dollar Thrifty Automotive Group, Inc.                       1,500               36,495
                                 Dover Downs Gaming & Entertainment, Inc.                      610                6,277
                              +  Empire Resorts, Inc.                                          400                2,952
                              +  Full House Resorts, Inc.                                    1,000                  680
                              +  Glassmaster Company                                         1,200                  360
                              +  Hudson Hotels Corporation                                     800                    -
                              +  Huffy Corporation                                             100                   18
                              +  International Leisure Hosts, Ltd.                             400                1,800
                              +  Jameson Inns, Inc.                                            400                  712
                              +  Johnson Outdoors Inc. (Class A)                             1,700               33,490
                              +  K2 Inc.                                                     1,392               19,919
                              +  Lakes Gaming Inc.                                           2,900               30,392
                              +  MGM Mirage Inc.                                             8,300              412,095
                              +  MTR Gaming Group, Inc.                                      3,400               31,688
                                 Mandalay Resort Group                                       3,500              240,275
                                 Marcus Corporation                                            900               17,523
                                 Marine Products Corp.                                         400                7,200
                              +  Mikohn Gaming Corporation                                   4,900               28,420
                              +  Monarch Casino & Resort, Inc.                               2,300               43,861
                              +  Multimedia Games, Inc.                                      2,300               35,650
                              +  Navigant International, Inc.                                  900               14,697
                              +  Orbitz, Inc. (Class A)                                      3,400               92,480
                              +  Pinnacle Entertainment, Inc.                                3,500               48,300
                              +  President Casinos, Inc.                                     2,300                  230
                              +  Prime Hospitality Corp.                                     2,700               32,859
                              +  Renaissance Entertainment Corporation                       4,700                  423
                              +  Rent-Way, Inc.                                              1,200                8,220
                                 Royal Caribbean Cruises Ltd.                               11,935              520,366
                                 SCP Pool Corporation                                        3,150               84,231
                              +  Scientific Games Corporation                                3,700               70,670
                              +  ShoLodge, Inc.                                                300                1,380
                              +  Shuffle Master, Inc.                                        2,162               80,989
                                 Six Flags, Inc.                                             4,100               22,304
                              +  Sonesta International Hotels Corporation (Class A)            200                1,152
                                 Speedway Motorsports, Inc.                                  2,000               66,660
                              +  The Sports Authority, Inc.                                  1,692               39,254
                              +  Sports Entertainment Enterprises, Inc.                      7,300                  621
                                 Station Casinos, Inc.                                       3,400              166,736
                              +  Stellent, Inc.                                              1,100                8,481
                              +  Travis Boats & Motors, Inc.                                   500                  200
                              +  Vail Resorts, Inc.                                          1,700               30,719
                              +  WMS Industries Inc.                                         1,800               46,242
                              +  WestCoast Hospitality Corporation                             300                1,665
                                                                                                          --------------
                                                                                                              3,470,165

Trucking & Freight - 1.1%        Arkansas Best Corporation                                   1,900               69,578
                                 BancTrust Financial Group, Inc.                               300                5,571
                                 C.H. Robinson Worldwide, Inc.                               4,800              222,672
                                 CNF Transportation Inc.                                     2,900              118,871
                              +  Central Freight Lines, Inc.                                   500                3,005
                              +  Covenant Transport, Inc. (Class A)                            700               13,524
                                 Expeditors International of Washington, Inc.                6,105              315,629
                              +  Forward Air Corporation                                     1,800               72,036
                              +  Frozen Food Express Industries, Inc.                          800                6,072
                                 Heartland Express, Inc.                                     4,581               84,519
                              +  Hub Group, Inc. (Class A)                                   1,100               40,975
                                 J.B. Hunt Transport Services, Inc.                          4,600              170,844
                              +  Knight Transportation, Inc.                                 3,000               64,260
                              +  Laidlaw International, Inc.                                 4,610               75,834
                              +  Landstar System, Inc.                                       2,200              129,096
                              +  Marten Transport, Ltd.                                        825               14,413
                              +  Old Dominion Freight Line, Inc.                             1,375               39,614
                              +  P.A.M. Transportation Services, Inc.                          400                7,664
                              +  Pacer International, Inc.                                   3,600               59,040
                              +  Sirva Inc.                                                  3,300               75,570
                              +  Swift Transportation Co., Inc.                              4,670               78,549
                              +  U.S. Xpress Enterprises, Inc. (Class A)                       700               12,978
                                 USF Corporation                                             1,700               61,013
                              +  United Road Services, Inc.                                    500                   40
                              +  Wabash National Corporation                                 1,600               43,952
                                 Werner Enterprises, Inc.                                    4,400               84,964
                              +  Yellow Roadway Corporation                                  3,593              168,476
                                                                                                          --------------
                                                                                                              2,038,759

Utilities - 0.0%              +  Infrasource Services Inc.                                     500                5,250
------------------------------------------------------------------------------------------------------------------------
                                 Total Investments in Common Stocks
                                 (Cost - $157,425,041) - 97.9%                                              185,998,886
------------------------------------------------------------------------------------------------------------------------

                                 Preferred Stocks
------------------------------------------------------------------------------------------------------------------------
Telecommunications - 0.0%        ATSI Communications, Inc. (Series H) (Convertible)             50                   31
------------------------------------------------------------------------------------------------------------------------
                                 Total Investment in Preferred Stocks (Cost - $200) - 0.0%                           31
------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments (concluded)                           September 30, 2004

                                                                                          Shares
Industry++                       Rights (e)                                               Held                    Value
------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine                 Psychiatric Solutions, Inc. (Contingent Value Rights)         800        $           -

Miscellaneous Finance            Hoenig Group (Contingent Payment Rights)                     1500                    -

------------------------------------------------------------------------------------------------------------------------
                                 Total Investments in Rights (Cost - $0) - 0.0%                                       -
------------------------------------------------------------------------------------------------------------------------

                                 Warrants (c)
------------------------------------------------------------------------------------------------------------------------
Business Services - 0.0%         Magellan Health Services, Inc.                                104                1,435

Electronics - 0.0%               APW Ltd.                                                        1                    -

Materials & Services - 0.0%      Polymer Group Inc. (Class A)                                  103                    1
                                 Polymer Group Inc. (Class B)                                  103                    1
                                                                                                          --------------
                                                                                                                      2

Technology - 0.0%                Optical Cable Corporation                                     121                    -

Telephone - 0.0%                 SpectraSite, Inc.                                              46                2,827
------------------------------------------------------------------------------------------------------------------------
                                 Total Investments in Warrants (Cost - $1,453) -- 0.0%                            4,264
------------------------------------------------------------------------------------------------------------------------

                                 Other Interests (f)                           Beneficial Interest
------------------------------------------------------------------------------------------------------------------------
Business Services - 0.0%         StorageNetworks, Inc. (Litigation Trust
                                 Certificates)                                            $ 14,900                    -

Miscellaneous Finance - 0.0%     Malan Realty Investors, Inc. (Litigation Trust
                                 Certificates)                                                 200                    -

Technology - 0.0%                WilTel Communications Group, Inc. (Litigation Trust
                                 Certificates)                                               1,400                    -

Telephone - 0.0%                 McLeod USA Incorporated (Litigation Trust
                                 Certificates)                                              16,016                    -

------------------------------------------------------------------------------------------------------------------------
                                 Total Investments in Other Interests (Cost - $2,282) -- 0.0%                         -
------------------------------------------------------------------------------------------------------------------------
                                 Total Long-Term Investments (Cost - $157,428,976) - 97.9%                  186,003,181
------------------------------------------------------------------------------------------------------------------------

                                 Short-Term Securities
------------------------------------------------------------------------------------------------------------------------
                                 Merrill Lynch Liquidity Series, LLC Cash Sweep
                                 Series I(a)                                             3,474,774            3,474,774
                                 Merrill Lynch Liquidity Series, LLC Money Market
                                 Series (a)(b)                                           3,489,200            3,489,200
------------------------------------------------------------------------------------------------------------------------
                                 Total Investments in Short-Term Securities
                                 (Cost-$6,963,974) - 3.7%                                                     6,963,974
------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $164,392,950*) - 101.6%                                                           192,967,155

Liabilities in Excess of Other Assets - (1.6%)                                                               (3,046,245)
                                                                                                          -------------
Net Assets - 100.0%                                                                                         189,920,910
                                                                                                          =============

(a) Investments in companies considered to be an affiliate of the Series (such compaines are defined as Affiliated Companies in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      -----------------------------------------------------------------------------------------------
                                                                            Net     Interest/Dividend
      Affiliate                                                        Activity                Income
      -----------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I       $(8,754,614)          $   112,907
      Merrill Lynch Liquidity Series, LLC Money Market Series       $   991,850           $    22,068
      Merrill Lynch Premier Institutional Fund                         (832,450)          $     3,738
      -----------------------------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c) Warrants entitle the Series to puchase a predetermined number of shares of stock and are non-income producing. The purchase price and number of shares of stock are subject to adjustment under certain conditions until the expiration date.
(d)   Security, or portion of security, is on loan.
(e)   The rights entitle the holder to future cash distributions.
(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
* The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

      --------------------------------------------------------------------------
      Aggregate cost                                              $ 165,396,702
                                                                  =============
      Gross unrealized appreciation                               $  43,095,129
      Gross unrealized depreciation                                 (15,524,676)
                                                                  -------------
      Net unrealized appreciation                                 $  27,570,453
                                                                  =============

+     Non-income producing security.
++ For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

      Financial futures contracts purchased as of September 30, 2004 were as follows:

      --------------------------------------------------------------------------------------
      Number of                                                    Face          Unrealized
      Contracts     Issue                    Expiration Date       Value        Appreciation
      --------------------------------------------------------------------------------------
         5          Russell 2000 Index       December 2004      $ 1,412,322     $    22,678
        12          S&P 400 Midcap Index     December 2004        3,548,179          16,421
      --------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                       $    39,099
                                                                                ===========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series Trust


By: /s/ Terry K. Glenn
    ----------------------------
    Terry K. Glenn,
    President
    Master Extended Market Index Series of Quantitative Master Series Trust

Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ----------------------------
    Terry K. Glenn
    President
    Master Extended Market Index Series of Quantitative Master Series Trust

Date: November 19, 2004


By: /s/ Donald C. Burke
    ----------------------------
    Donald C. Burke
    Chief Financial Officer
    Master Extended Market Index Series of Quantitative Master Series Trust

Date: November 19, 2004